UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT
Franklin Universal
Trust
February 28, 2022

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Contents
Semiannual Report
Franklin Universal Trust 2
Performance Summary 5
Financial Highlights and Statement of Investments 8
Financial Statements 41
Notes to Financial Statements 45
Important Information to Shareholders 55
Annual Meeting of Shareholders 56
Dividend Reinvestment and Cash Purchase Plan 57
Shareholder Information 59
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SEMIANNUAL REPORT
Franklin Universal Trust
Dear Shareholder:
This semi annual report for Franklin Universal Trust covers
the period ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Performance Overview
For the six months under review, the Fund’s cumulative
total returns were -0.88% based on net asset value and
-3.90% based on market price, as shown in the Performance
Summary on page 5 . For comparison, the Credit Suisse (CS)
High Yield Index, which is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt
market, posted a -2.60% cumulative total return,

and utilities
stocks, as measured by the Standard & Poor’s
®
(S&P
®
) 500
Utilities Index, which tracks all electric utility stocks in the broad S&P 500
®
Index, posted a +0.58% cumulative total
return for the same period.
2
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -0.66% total return
for the six months ended February 28, 2022.
2
The inflation
rate continued to increase during the six-month period amid
increased demand and supply-chain bottlenecks, reaching
its highest point since 1982. U.S. consumer spending on
goods remained strong, adding to pressure on the prices
of many products. Inflation reduces the value of bonds in
real terms, so rising inflation during the period negatively impacted bond prices. However, the armed conflict in Europe
that began late in the period drove a partial recovery in bond prices, as uncertainty led investors to move into bonds and
away from equities.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury (UST) and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted in its
January 2022 meeting statement that the persistently high
inflation rate and strong labor market meant that it expected conditions will soon be appropriate to raise the federal funds target rate.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -2.11% total return for the six-month
period.
2
The 10-year UST yield (which moves inversely to
price) grew notably amid high inflation and the Fed’s less
accommodative stance. Yields rose more slowly on the
longest-term (20-year and 30-year) USTs, while rising faster on USTs with terms between six months and seven years.
Consequently, the yield curve flattened, reflecting investors’
concerns about long-term economic growth. Mortgage-
backed securities (MBS), as measured by the Bloomberg
U.S. MBS Index, posted a -2.88% total return for the period.

Corporate bond total returns were mixed, as the yield
spread between USTs and corporate bonds widened. High-
yield corporate bonds, as represented by the Bloomberg
U.S. Corporate High Yield Bond Index, posted a +0.64%
1. Source: Credit Suisse Group.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
9
.

Franklin Universal Trust

franklintempleton.com
Semiannual Report
total return, while investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -3.40% total return.
2
Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
Manager’s Discussion
As the U.S. economy transitioned from summer into fall of
2021, inflation and commensurate risks of higher commodity
prices took center stage. As supply chain-induced inflation
persisted, U.S. policymakers signaled a move away from
the “transitory inflation” stance, leading to renewed market focus on the timing of a Fed bond-buying taper and interest-
rate hike. Amid ever-changing views around the trajectory
of Fed tapering, UST yields experienced periods of volatility.
During November 2021, news of the highly contagious
Omicron variant weighed on market sentiment. Against this
backdrop, the Fed began the process of winding down its
pandemic-era asset purchases, which was followed with
a December 2021 announcement that tapering of asset
purchases will be accelerated to the monthly rate of $30
billion starting in January 2022; at this pace, the Fed will cease their purchases by mid-March of 2022. As the Fed
had turned much more hawkish in ending accommodative
policies to rein in inflation, market participants speculated on whether the Fed will likely raise interest rates at its March
2022 meeting by 25 or 50 basis points (bps). Toward the
end of February, concerns related to the Russia-Ukraine
conflict, geopolitical tensions and a sharp rise in inflation expectations weighed on market sentiment. Investors grew
increasingly concerned about the potential global-growth
ramifications of international sanctions on Russia. Despite
risk-off market volatility, UST rates rose as the yield curve flattened; credit spreads widened and fixed income sectors
generally posted negative total returns.
*
Percentage of total investments of the Fund. Total investments of the fund include long-term and short -term investments, excluding long-term debt issued by the
Fund.
**
Includes convertible bonds, escrows and litigation trusts, preferred stocks, and warrants.
High-Yield Corporate Bonds
For the six-month period under review, the CS High Yield
Index posted negative returns as CCC-rated high-yield (HY)
bonds generally performed better than their higher-rated
counterparts on a relative basis. From a sector standpoint,
issuers in energy were notable outperformers.
In the period leading up to the end of 2021, the HY sector
enjoyed a favorable environment for leveraged credit,
and investors’ reach for yield remained strong as market
participants focused on the positives. HY spreads ended
2021 close to the lows of the year despite a scare in the
closing weeks from the Omicron variant and the Fed’s
hawkish pivot. Since then, a broader risk-off tone set in
as markets priced in more Fed tightening and escalating
geopolitical risks around the Russia-Ukraine conflict
prompted HY spreads to widen. HY credit fundamentals
and corporate balance sheets, however, remained generally
good, in our view. As of the fourth quarter of 2021, net
leverage for the overall asset class and interest coverage
levels were healthy. While input-cost inflation pressures and
Portfolio Composition
2/28/22
% of Total
Investments*
Corporate Bonds 54.4%
Common Stocks 34.0%
Marketplace Loans 8.6%
Asset-Backed Securities 1.2%
Other** 0.3%
Short-Term Investments 1.5%
Top 10 Holdings
2/28/22
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.2%
Sempra Energy 3.0%
American Electric Power Co., Inc. 2.7%
CMS Energy Corp. 2.7%
Dominion Energy, Inc. 2.4%
Alliant Energy Corp. 2.2%
Evergy , Inc. 2.1%
Duke Energy Corp. 1.9%
Freeport-McMoRan, Inc. 1.8%
Xcel Energy, Inc. 1.7%

Franklin Universal Trust

franklintempleton.com
Semiannual Report
shortages could present some headwinds to the fundamental
picture, the vast majority of U.S. HY sectors are not likely to be negatively impacted to a significant degree, in our view.
However, the potential impacts to HY corporates from the
Russia-Ukraine conflict are harder to quantify. As sanctions on Russia are levied, the impact to HY would largely
depend on the type of sanctions imposed, any unintended
consequences and the resulting response from Russia.
Utility Stocks
Regarding utilities, the S&P 500 Utilities Index's +0.58%
total return outperformed the S&P 500’s -2.63% total return
over the six-month period. Utilities likely outperformed due to favorable sector rotation stemming from the selloff in growth stocks and the recent geopolitical concerns. Compared to
other sectors, utilities remained relatively insulated from
supply-chain pressures and provided relatively strong
2022 corporate guidance. The growth outlook continues to
look robust, driven by sustainable initiatives and resiliency investments. Many utilities provided healthy rolled-forward
capital-expenditure updates. Exelon, Sempra Energy and
American Electric Power were relative outperformers.
Exelon’s outperformance was attributable to its spin-off of
its nuclear generation segment, leading the company to
mainly become a pure play, regulated, transmission and
distribution-focused utility. Sempra Energy was previously
trading at what we considered a relative discount but is
seeing benefits from the strong outlook from the liquified
natural gas export market and a robust long-term growth
update. American Electric Power disclosed it will divest its unregulated renewables portfolio, added approximately
$1.5 billion of transmission to its capital-expenditure plan and raised the bottom-end of its earnings per share growth
rate. Underperformers for the period were Evergy, NextEra
Energy and Alliant Energy. We mainly attribute Evergy’s
underperformance to its recent run and outstanding rate
cases, as not much has changed fundamentally. NextEra’s
chairman, president and chief executive officer Jim Robo
announced his retirement during the period, but the company
stated that Robo’s stepping down was part of a long-term
succession plan. Additionally, we believe compression of
its top-tier premium valuation led to the underperformance.
Dominion Energy performed well as it successfully settled
its triennial review and provided a favorable outlook for its offshore wind unit. We remain positive on the sector, as
in our view, regulated utilities are relatively insulated from geopolitical pressures and long-term growth prospects
remain favorable.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn I. Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2022
Franklin Universal Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
6-Month -0.88% -3.90% -0.88% -3.90%
1-Year +8.69% +15.99% +8.69% +15.99%
5-Year +35.54% +48.92% +6.27% +8.29%
10-Year +102.50% +112.84% +7.31% +7.85%
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Semiannual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
9/1/11–8/31/21

Franklin Universal Trust
Performance Summary

franklintempleton.com
Semiannual Report
Shares Prices
1
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in a fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market con-
ditions. In addition to having sensitivity to other factors, securities issued by utility companies have historically been sensitive to interest-rate changes. When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. Events such as the spread of deadly diseases, disas-
ters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desire results.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 10/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Credit Suisse. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar- denominated high-yield debt traded in the U.S. credit market.
6. Source: Morningstar. The S&P 500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500.
See www.franklintempletondatasources.com for additional data provider information.
Symbol: FT 2/28/22 8/31/21 Change
Net Asset Value (NAV) $8.55 $8.92 -$0.37
Market Price (NYSE) $7.97 $8.59 -$0.62
Distributions
(9/1/21–2/28/22)
Net Investment
Income
Short-Term
Capital Gain Total
$0.2550 $0.0392 $0.2942

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.92 $8.12 $8.57 $7.99 $8.24 $7.67
Income from investment operations:
Net investment income
a
............. 0.19 0.38 0.41 0.38 0.39 0.38
Net realized and unrealized gains (losses) (0.26) 0.85 (0.48) 0.58 (0.26) 0.57
Total from investment operations ........ (0.07) 1.23 (0.07) 0.96 0.13 0.95
Less distributions from:
Net investment income .............. (0.26) (0.43) (0.38) (0.38) (0.38) (0.38)
Net realized gains ................. (0.04) — (—)
b
— — —
Total distributions ................... (0.30) (0.43) (0.38) (0.38) (0.38) (0.38)
Net asset value, end of period .......... $8.55 $8.92 $8.12 $8.57 $7.99 $8.24
Market value, end of period
c
........... $7.97 $8.59 $7.00 $7.37 $6.77 $7.24
Total return (based on net asset value per
share)
d
........................... (0.88)% 15.33% (0.67)% 12.40% 1.73% 12.74%
Total return (based on market value per
share)
d
........................... (3.90)% 29.55% 0.25% 15.02% (1.18)% 11.81%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.49% 2.50% 2.49% 2.45% 1.98% 2.00%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.49%
g
2.50%
g
2.49%
g
2.44% 1.98%
g
1.99%
Net investment income ............... 4.46% 4.38% 5.01% 4.69% 4.91% 4.81%
Supplemental data
Net assets, end of period (000’s) ........ $214,927 $224,246 $204,094 $215,292 $200,796 $206,965
Portfolio turnover rate ................ 16.97% 36.58% 35.26% 21.70% 22.96% 23.25%
Total debt outstanding at end of period
(000's) ........................... $65,000 $65,000 $65,000 $65,000 $65,000 $60,000
Asset coverage per $1,000 of debt ...... $4,307 $4,450 $4,140 $4,312 $4,089 $4,449
Average amount of senior rate fixed Notes
per share during the period ............ $2.59 $2.59 $2.59 $2.59 $2.39 $2.39
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Statement of Investments (unaudited), February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 43.2%
Electric Utilities 22.6%
Alliant Energy Corp. ................................... United States 80,000 $ 4,672,000
American Electric Power Co., Inc. ......................... United States 65,000 5,892,250
Constellation Energy Corp. .............................. United States 21,666 996,203
Duke Energy Corp. .................................... United States 40,000 4,016,400
Edison International ................................... United States 36,000 2,283,120
Entergy Corp. ........................................ United States 30,000 3,156,300
Evergy, Inc. .......................................... United States 72,000 4,493,520
Exelon Corp. ......................................... United States 65,000 2,766,400
FirstEnergy Corp. ..................................... United States 40,000 1,674,000
NextEra Energy, Inc. ................................... United States 115,000 9,001,050
Pinnacle West Capital Corp. ............................. United States 25,000 1,770,750
PPL Corp. ........................................... United States 24,500 641,165
Southern Co. (The) .................................... United States 53,000 3,432,810
Xcel Energy, Inc. ...................................... United States 55,000 3,703,150
48,499,118
Machinery 0.3%
a
Birch Permian Holdings, Inc. ............................. United States 3,694 60,951
a
Birch Permian Holdings, Inc. ............................. United States 28,796 471,535
532,486
Metals & Mining 2.6%
BHP Group Ltd., ADR .................................. Australia 25,185 1,707,291
Freeport-McMoRan, Inc. ................................ United States 80,380 3,773,841
South32 Ltd., ADR .................................... Australia 10,074 175,086
5,656,218
Multi-Utilities 16.1%
CenterPoint Energy, Inc. ................................ United States 122,800 3,358,580
CMS Energy Corp. .................................... United States 90,000 5,760,900
Consolidated Edison, Inc. ............................... United States 35,000 3,001,950
Dominion Energy, Inc. .................................. United States 65,000 5,169,450
DTE Energy Co. ...................................... United States 30,000 3,647,700
NiSource, Inc. ........................................ United States 60,000 1,735,800
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,917,350
Sempra Energy ....................................... United States 45,000 6,489,900
WEC Energy Group, Inc. ................................ United States 28,000 2,544,640
34,626,270
Oil, Gas & Consumable Fuels 1.6%
a
Amplify Energy Corp. .................................. United States 245 1,188
California Resources Corp. .............................. United States 27 1,113
Chesapeake Energy Corp. .............................. United States 752 58,092
Civitas Resources, Inc. ................................. United States 18,598 938,641
DT Midstream, Inc. .................................... United States 15,000 796,500
Enbridge, Inc. ........................................ Canada 39,360 1,699,565
a,b,c
Riviera Resources, Inc. ................................. United States 5,042 —
3,495,099
Total Common Stocks (Cost $36,488,577) ......................................
92,809,191
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 605,550
Total Preferred Stocks (Cost $598,125) .........................................
605,550

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 $ 1,124
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 1,035
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 878
a
California Resources Corp., 10/27/24 ...................... United States 64 781
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 1,418 61,683
65,501
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 350 1,518
Total Warrants (Cost $602,518) ................................................
67,019
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 25,282 20,116
Total Convertible Bonds (Cost $6,212) .........................................
20,116
Corporate Bonds 69.0%
Airlines 0.9%
f
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 700,000 717,500
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 700,000 730,680
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 99,870
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 293,190
1,841,240
Auto Components 2.6%
f
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 279,021
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 597,444
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,433,257
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 800,000 743,000
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 959,175
f
Senior Note, 144A, 5%, 7/15/29 ........................ United States 600,000 592,416
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 943,725
5,548,038
Automobiles 0.6%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 1,250,418
Banks 0.4%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 900,000 925,988
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 652,788
Biotechnology 0.4%
f
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 806,540

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 1.1%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 $ 287,600
f
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 506,235
f
JELD-WEN, Inc. , Senior Note , 144A, 4.875% , 12/15/27 ......... United States 300,000 292,139
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 491,470
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 94,834
f
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 804,044
2,476,322
Capital Markets 0.1%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 300,000 293,060
Chemicals 4.1%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 221,083 230,217
f
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 182,829
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 287,754
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 400,000 365,576
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 287,046
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 555,330
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 302,207
f
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 273,404
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 665,007
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,581,120
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,058,960
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 377,680
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 200,000 202,875
f
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 600,000 571,503
f
PMHC II, Inc. , Senior Note , 144A, 9% , 2/15/30 ............... United States 1,000,000 974,490
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 601,326
f
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 300,000 284,653
8,801,977
Commercial Services & Supplies 1.8%
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 718,484
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 500,000 493,108
f
Nielsen Finance LLC / Nielsen Finance Co. , Senior Note , 144A,
4.5% , 7/15/29 ...................................... United States 1,200,000 1,080,360
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 555,946
f
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,119,186
3,967,084
Communications Equipment 0.7%
f
CommScope, Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 1,512,000

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 1.3%
f
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 $ 284,776
f
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 501,295
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 787,164
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,238,770
2,812,005
Consumer Finance 0.5%
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 291,505
f
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 900,000 865,733
1,157,238
Containers & Packaging 3.2%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 571,007
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 811,492
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,771,713
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,000,000 1,027,210
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 332,000 338,187
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 375,000 389,460
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 277,480
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 1,200,000 1,114,056
f
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 500,000 513,370
6,813,975
Distributors 0.1%
f
Ritchie Bros Holdings, Inc. , Senior Note , 144A, 4.75% , 12/15/31 .. Canada 300,000 298,544
Diversified Consumer Services 0.4%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 802,000
Diversified Financial Services 1.2%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,156,788
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,355,415
2,512,203
Diversified Telecommunication Services 3.4%
f
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 1,572,983
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 508,670
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,640,109
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 187,724
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,507,674
f
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 ... France 800,000 797,112
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 1,041,700
7,255,972
Electric Utilities 0.7%
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,000,000 1,025,170

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
f
Vistra Operations Co. LLC, (continued)
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 $ 388,308
1,413,478
Electrical Equipment 0.8%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 961,755
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 800,000 735,084
1,696,839
Electronic Equipment, Instruments & Components 0.2%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 462,097
Energy Equipment & Services 1.7%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 982,453 943,548
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 398,382
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 585,981
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 479,500
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 111,000 115,079
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 700,000 711,893
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 400,000 414,610
3,648,993
Entertainment 1.0%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 991,000
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ......................... United States 800,000 905,880
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 307,115
2,203,995
Equity Real Estate Investment Trusts (REITs) 1.4%
f
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 500,000 466,690
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 744,830
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 413,060
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 200,000 204,976
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 695,930
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 389,434
2,914,920
Food Products 0.9%
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 771,384
f
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 300,000 274,962
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 301,447
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 200,000 201,940
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 400,000 377,042
1,926,775

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.5%
f
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 $ 478,200
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 380,120
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 186,188
1,044,508
Health Care Providers & Services 1.6%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 461,150
Senior Note, 2.45%, 7/15/28 ........................... United States 500,000 471,760
Senior Note, 2.625%, 8/01/31 .......................... United States 500,000 461,765
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 465,620
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 300,883
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,152,474
f
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 94,280
3,407,932
Hotels, Restaurants & Leisure 4.8%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 1,000,000 925,085
b,f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 540
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 400,000 421,470
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 411,598
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,462,950
f
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 687,321
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,000,000 953,180
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 194,913
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 289,050
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 279,420
f
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 200,000 185,216
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 450,643
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 1,000,000 908,465
f
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 700,000 697,557
f
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 192,500
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,600,000 1,275,200
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 300,000 261,690
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 800,000 836,076
10,432,874
Household Durables 1.1%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 1,426,837
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 546,645
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 296,250
2,269,732
Independent Power and Renewable Electricity Producers 3.0%
f
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 834,570

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
f
Calpine Corp., (continued)
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 $ 650,265
f
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 374,570
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 604,146
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 279,528
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,900,000 1,869,885
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 969,990
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 2,100,000 864,433
6,447,387
Insurance 0.4%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 800,000 782,904
Internet & Direct Marketing Retail 0.1%
f
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 200,000 186,804
IT Services 1.8%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 469,753
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 484,352
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 507,120
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 194,398
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 292,303
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 964,282
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 922,860
3,835,068
Life Sciences Tools & Services 0.1%
f
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 200,000 192,538
Machinery 1.6%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,254,461
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,043,735
f
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 800,000 773,000
f
TK Elevator Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 .. Germany 300,000 305,550
3,376,746
Media 3.6%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 406,400
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 313,800
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 312,118
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 500,000 500,150
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 400,000 406,056
f
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 299,931
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 169,750
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 800,000 329,376

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 $ 200,250
f
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,000,000 958,125
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 450,000 465,421
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 191,850
f
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 599,520
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 615,073
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 577,860
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 800,000 845,032
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 600,000 575,094
7,765,806
Metals & Mining 1.1%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 700,000 656,040
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 552,357
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 500,000 486,012
f
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 100,000 92,259
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 95,023
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 576,444
2,458,135
Mortgage Real Estate Investment Trusts (REITs) 0.4%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 904,220
Oil, Gas & Consumable Fuels 8.4%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 130,000 142,828
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 179,905
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 714,378
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 900,000 894,753
Cheniere Energy Partners LP ,
f
Senior Bond, 144A, 3.25%, 1/31/32 ...................... United States 400,000 376,688
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,224,996
Senior Note, 4%, 3/01/31 ............................. United States 1,200,000 1,183,818
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 700,000 715,960
f
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 514,422
Civitas Resources, Inc. , Senior Note , 7.5% , 4/30/26 ...........
United States 199,676 200,930
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 806,028
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 700,000 706,748
f
Senior Note, 144A, 8%, 4/01/29 ........................ United States 500,000 532,650
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 305,690
f
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 700,000 676,729
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 300,000 311,091
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 523,148

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 352,663 $ 330,216
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 295,410
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 494,280
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 203,300
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 201,349
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 1,476,232 1,523,693
d,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 3,864
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 825,345
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,424,066
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 233,046
Senior Note, 6.125%, 1/01/31 .......................... United States 300,000 341,589
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,033,555
Senior Note, 4.5%, 5/15/29 ............................ United States 200,000 192,010
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 297,454
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 294,218
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 410,872
18,115,029
Paper & Forest Products 0.2%
f
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 380,384
Pharmaceuticals 3.2%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,400,000 1,450,022
f
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 328,000 329,845
f
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 294,941
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 258,033
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 470,723
f
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,289,964
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 500,000 499,890
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,000,000 985,300
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 225,630
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 500,000 525,665
Senior Note, 4.75%, 5/09/27 ........................... Israel 600,000 579,000
6,909,013
Real Estate Management & Development 0.4%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 400,000 408,502
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 474,372
882,874
Road & Rail 0.6%
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 852,199
f
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 481,272
1,333,471

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 1.3%
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 $ 901,868
f
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 800,000 770,144
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,300,000 1,207,830
2,879,842
Specialty Retail 1.8%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 500,000 541,885
f
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 635,250
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 302,742
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 409,474
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 200,000 197,730
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 526,119
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 280,986
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 700,000 702,985
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 376,656
3,973,827
Textiles, Apparel & Luxury Goods 0.6%
f
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,014,885
f
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 300,000 283,263
1,298,148
Thrifts & Mortgage Finance 0.7%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 291,153
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 506,895
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 600,000 635,991
1,434,039
Trading Companies & Distributors 0.5%
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 562,251
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 400,000 429,956
992,207
Wireless Telecommunication Services 1.4%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 1,200,000 1,251,360
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 281,931
Senior Bond, 3.5%, 4/15/31 ............................ United States 200,000 197,188
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 281,863
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 620,085
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 500,000 460,745
3,093,172
Total Corporate Bonds (Cost $155,872,176) .....................................
148,391,149
b,h
Marketplace Loans 11.0%
Diversified Financial Services 11.0%
a a a a a a
Total Marketplace Loans (Cost $24,089,808) ....................................
23,555,680

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 1.5%
Diversified Financial Services 1.5%
f,i
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 19.759%, 8/15/44 ................ United States 231,265 $ 228,543
2019-31, PT, 144A, FRN, 19.574%, 9/15/44 ................ United States 204,815 200,593
2019-37, PT, 144A, FRN, 20.855%, 10/17/44 ............... United States 228,295 223,035
2019-42, PT, 144A, FRN, 19.552%, 11/15/44 ............... United States 230,013 226,960
2019-51, PT, 144A, FRN, 17.018%, 1/15/45 ................ United States 284,540 281,372
2019-52, PT, 144A, FRN, 16.617%, 1/15/45 ................ United States 246,920 245,713
2019-S3, PT, 144A, FRN, 13.511%, 6/15/44 ................ United States 52,820 51,891
2019-S4, PT, 144A, FRN, 14.328%, 8/15/44 ................ United States 179,442 177,488
2019-S5, PT, 144A, FRN, 13.805%, 9/15/44 ................ United States 189,930 187,510
2019-S6, PT, 144A, FRN, 11.66%, 10/17/44 ................ United States 179,256 174,611
2019-S7, PT, 144A, FRN, 10.985%, 12/15/44 ............... United States 165,245 161,866
2019-S8, PT, 144A, FRN, 10.449%, 1/15/45 ................ United States 199,319 194,531
2020-2, PT, 144A, FRN, 16.269%, 3/15/45 ................. United States 234,810 232,890
2020-7, PT, 144A, FRN, 16.583%, 4/17/45 ................. United States 130,391 127,584
f,i
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 141,529 144,201
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 165,580 162,326
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 25,749 25,646
f,i
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
14.467% , 2/15/26 . ................................... United States 163,079 166,313
3,213,073
a a a a a a
Total Asset-Backed Securities (Cost $3,151,042) ................................
3,213,073
Shares
a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 24,375
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
24,375
Total Long Term Investments (Cost $220,857,443) ...............................
268,686,153
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a
Money Market Funds 1.9%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,146,676 4,146,676
Total Money Market Funds (Cost $4,146,676) ...................................
4,146,676
Total Short Term Investments (Cost $4,146,676 ) .................................
4,146,676
a
Total Investments (Cost $225,004,119) 126.9% ..................................
$272,832,829
Notes Payable (30.2)% .......................................................
(64,962,495)
Other Assets, less Liabilities 3.3% .............................................
7,056,663
Net Assets 100.0% ...........................................................
$214,926,997

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 54 .
At February 28, 2022, the Fund had the following marketplace loans outstanding. See Note 1(d).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $128,281,407, representing 59.7% of net assets.
g
See Note 8 regarding credit risk and defaulted securities.
h
See Note 1(d) regarding Marketplace Lending.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
See Note 4(c) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Description
Principal
Amount Value
Marketplace Loans - 11.0%
Freedom Financial Asset Management LLC
APP-10084065.FP.FTS.B, 15.49%, 8/01/23 . $ 5,803 $ 5,849
APP-10095990.FP.FTS.B, 5.99%, 8/05/23 .. 6,936 7,017
APP-10849718.FP.FTS.B, 15.49%, 10/01/23 11,584 11,669
APP-10236665.FP.FTS.B, 5.99%, 10/04/23 . 6,732 6,817
APP-10852298.FP.FTS.B, 5.99%, 10/05/23 . 8,396 8,506
APP-10840576.FP.FTS.B, 5.99%, 10/15/23 . 8,412 8,532
APP-10847318.FP.FTS.B, 5.99%, 10/15/23 . 9,059 9,189
APP-11111300.FP.FTS.B, 5.99%, 11/02/23 . 8,811 8,932
APP-10550866.FP.FTS.B, 5.99%, 11/05/23 . 8,023 8,141
APP-09915050.FP.FTS.B, 5.99%, 11/20/23 . 7,549 7,666
APP-10762832.FP.FTS.B, 15.49%, 11/26/23 7,911 8,052
APP-11022068.FP.FTS.B, 5.99%, 12/06/23 . 10,303 10,460
APP-11105363.FP.FTS.B, 23.99%, 12/06/23 14,026 4,577
APP-11113828.FP.FTS.B, 15.49%, 12/15/23 5,784 5,870
APP-11037585.FP.FTS.B, 5.99%, 12/19/23 . 9,599 9,765
APP-10824538.FP.FTS.B, 5.99%, 12/20/23 . 8,846 8,993
APP-11022377.FP.FTS.B, 5.99%, 12/20/23 . 10,608 10,792
APP-12381966.FP.FTS.B, 20.49%, 1/20/24 . 12,632 12,754
APP-11834925.FP.FTS.B, 5.99%, 2/11/24 .. 10,442 10,649
APP-11634713.FP.FTS.B, 5.99%, 2/13/24 .. 11,548 11,760
APP-11595250.FP.FTS.B, 5.99%, 2/18/24 .. 8,984 9,152
APP-12399683.FP.FTS.B, 22.49%, 3/20/24 . 10,000 10,199
APP-10084299.FP.FTS.B, 16.49%, 8/11/24 . 11,266 11,323
APP-10541747.FP.FTS.B, 16.99%, 9/05/24 . 10,352 10,414
APP-10142701.FP.FTS.B, 15.49%, 9/21/24 . 28,556 28,819
APP-10084298.FP.FTS.B, 12.74%, 9/26/24 . 14,882 15,090
APP-10836612.FP.FTS.B, 21.49%, 10/15/24 9,127 9,134
APP-10849903.FP.FTS.B, 11.24%, 10/16/24 25,507 25,854
APP-10570664.FP.FTS.B, 23.99%, 10/16/24 9,202 9,180
APP-10584167.FP.FTS.B, 16.99%, 10/28/24 7,109 7,234
APP-11139281.FP.FTS.B, 8.49%, 11/01/24 . 12,930 13,089
APP-10580345.FP.FTS.B, 12.49%, 11/01/24 26,400 26,706
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11106155.FP.FTS.B, 12.74%, 11/01/24 $ 19,561 $ 19,786
APP-10482137.FP.FTS.B, 16.99%, 11/01/24 6,974 7,062
APP-11103175.FP.FTS.B, 17.99%, 11/05/24 22,791 22,830
APP-10762580.FP.FTS.B, 11.24%, 11/18/24 26,718 27,111
APP-10482415.FP.FTS.B, 12.24%, 11/25/24 11,569 11,766
APP-10842304.FP.FTS.B, 18.99%, 11/29/24 12,257 12,409
APP-10762540.FP.FTS.B, 14.49%, 11/30/24 18,609 18,731
APP-10825429.FP.FTS.B, 16.99%, 11/30/24 10,000 1,936
APP-10844126.FP.FTS.B, 23.99%, 11/30/24 15,197 15,067
APP-11021958.FP.FTS.B, 12.24%, 12/10/24 12,632 12,831
APP-11021643.FP.FTS.B, 10.49%, 12/14/24 16,226 16,509
APP-11695329.FP.FTS.B, 15.99%, 12/15/24 21,353 21,568
APP-11693890.FP.FTS.B, 13.24%, 12/17/24 48,709 49,339
APP-11102104.FP.FTS.B, 23.99%, 12/18/24 14,257 14,337
APP-11007940.FP.FTS.B, 10.49%, 12/19/24 13,026 13,282
APP-10839343.FP.FTS.B, 13.99%, 12/19/24 8,716 8,891
APP-11718442.FP.FTS.B, 19.99%, 12/22/24 41,349 41,771
APP-11799520.FP.FTS.B, 16.99%, 12/25/24 10,938 11,087
APP-11859716.FP.FTS.B, 12.49%, 1/01/25 . 35,452 35,846
APP-11872522.FP.FTS.B, 9.49%, 1/04/25 .. 39,041 39,691
APP-11681583.FP.FTS.B, 16.99%, 1/30/25 . 10,601 10,837
APP-12413621.FP.FTS.B, 15.49%, 2/01/25 . 26,400 26,956
APP-12420264.FP.FTS.B, 15.99%, 2/01/25 . 24,157 24,356
APP-11766706.FP.FTS.B, 23.99%, 2/02/25 . 8,390 8,430
APP-11738038.FP.FTS.B, 21.99%, 2/04/25 . 18,558 18,642
APP-11799331.FP.FTS.B, 8.99%, 2/06/25 .. 30,805 31,329
APP-11694349.FP.FTS.B, 14.24%, 2/07/25 . 32,386 32,856
APP-11862313.FP.FTS.B, 16.49%, 2/11/25 . 12,458 12,648
APP-11730867.FP.FTS.B, 25.49%, 2/14/25 . 10,211 10,355
APP-11869808.FP.FTS.B, 21.99%, 2/15/25 . 17,571 17,760
APP-12409067.FP.FTS.B, 13.74%, 3/08/25 . 37,581 38,380
APP-12399135.FP.FTS.B, 23.99%, 3/08/25 . 15,800 15,890

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12394118.FP.FTS.B, 17.74%, 3/10/25 . $ 20,000 $ 20,172
APP-12410877.FP.FTS.B, 13.74%, 3/15/25 . 34,000 34,813
APP-12370660.FP.FTS.B, 15.49%, 3/15/25 . 15,000 15,284
APP-12299545.FP.FTS.B, 14.99%, 3/21/25 . 20,000 20,332
APP-12270717.FP.FTS.B, 17.99%, 3/21/25 . 10,263 10,443
APP-12397103.FP.FTS.B, 25.49%, 3/21/25 . 8,200 8,485
APP-10111431.FP.FTS.B, 10.99%, 9/15/25 . 18,897 19,197
APP-10140977.FP.FTS.B, 24.99%, 9/15/25 . 9,254 9,287
APP-10569988.FP.FTS.B, 19.49%, 9/21/25 . 9,306 9,407
APP-10537957.FP.FTS.B, 24.99%, 9/21/25 . 9,517 9,515
APP-10091198.FP.FTS.B, 15.49%, 9/24/25 . 19,313 19,667
APP-10083835.FP.FTS.B, 10.99%, 9/25/25 . 13,253 13,502
APP-10411637.FP.FTS.B, 11.74%, 10/05/25 28,642 29,033
APP-10850461.FP.FTS.B, 20.99%, 10/10/25 9,406 9,445
APP-11022514.FP.FTS.B, 18.49%, 10/21/25 15,130 15,265
APP-10582948.FP.FTS.B, 10.99%, 10/22/25 22,328 22,695
APP-10578403.FP.FTS.B, 15.99%, 10/30/25 18,860 19,180
APP-10561192.FP.FTS.B, 8.99%, 11/03/25 . 16,147 16,416
APP-10834068.FP.FTS.B, 16.49%, 11/16/25 30,164 30,485
APP-10590842.FP.FTS.B, 19.49%, 11/18/25 14,155 14,259
APP-09208158.FP.FTS.B, 13.99%, 11/19/25 37,050 37,627
APP-10847056.FP.FTS.B, 11.49%, 11/22/25 31,182 31,733
APP-10841976.FP.FTS.B, 10.99%, 11/28/25 18,146 18,481
APP-10868780.FP.FTS.B, 14.49%, 12/02/25 28,780 29,097
APP-11025662.FP.FTS.B, 18.99%, 12/06/25 23,951 24,071
APP-11116538.FP.FTS.B, 8.99%, 12/10/25 . 14,019 14,259
APP-11105408.FP.FTS.B, 10.99%, 12/14/25 11,430 11,643
APP-11843242.FP.FTS.B, 12.24%, 12/15/25 19,141 19,373
APP-11097002.FP.FTS.B, 17.99%, 12/15/25 45,294 45,994
APP-11022500.FP.FTS.B, 17.99%, 12/16/25 11,824 11,997
APP-10988049.FP.FTS.B, 17.99%, 12/17/25 29,186 29,465
APP-11110991.FP.FTS.B, 10.99%, 12/20/25 19,086 19,476
APP-10561628.FP.FTS.B, 15.99%, 12/20/25 12,648 12,913
APP-11579320.FP.FTS.B, 16.99%, 12/20/25 20,040 20,267
APP-11749302.FP.FTS.B, 16.24%, 12/23/25 38,800 39,410
APP-11648292.FP.FTS.B, 11.24%, 12/29/25 19,672 20,034
APP-11799657.FP.FTS.B, 12.24%, 1/04/26 . 21,226 21,584
APP-11798391.FP.FTS.B, 18.49%, 1/04/26 . 9,931 10,063
APP-11733010.FP.FTS.B, 15.74%, 1/28/26 . 35,478 36,088
APP-12378685.FP.FTS.B, 15.99%, 2/01/26 . 14,037 14,217
APP-11708353.FP.FTS.B, 18.49%, 2/01/26 . 19,585 19,829
APP-11757188.FP.FTS.B, 18.24%, 2/02/26 . 39,620 40,097
APP-11799488.FP.FTS.B, 16.99%, 2/05/26 . 18,657 18,897
APP-11757063.FP.FTS.B, 17.99%, 2/05/26 . 19,836 20,105
APP-11763164.FP.FTS.B, 14.49%, 2/07/26 . 17,115 17,462
APP-11579317.FP.FTS.B, 16.24%, 2/13/26 . 34,229 34,716
APP-11869017.FP.FTS.B, 7.99%, 2/15/26 .. 22,124 22,557
APP-11845599.FP.FTS.B, 15.99%, 2/16/26 . 14,858 15,177
APP-12281543.FP.FTS.B, 16.74%, 3/08/26 . 36,035 36,519
APP-12246304.FP.FTS.B, 18.24%, 3/08/26 . 32,699 33,449
APP-12401540.FP.FTS.B, 18.24%, 3/08/26 . 32,000 32,759
APP-12397373.FP.FTS.B, 15.99%, 3/15/26 . 14,000 14,334
APP-12338754.FP.FTS.B, 20.49%, 3/15/26 . 11,671 11,840
APP-12032813.FP.FTS.B, 17.99%, 3/17/26 . 12,885 13,231
APP-12419810.FP.FTS.B, 15.74%, 3/20/26 . 37,703 38,434
APP-12270812.FP.FTS.B, 16.99%, 3/22/26 . 12,411 12,667
APP-12421465.FP.FTS.B, 17.99%, 3/23/26 . 20,000 20,607
APP-10130115.FP.FTS.B, 20.49%, 8/01/26 . 24,176 23,883
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10133595.FP.FTS.B, 11.99%, 8/11/26 . $ 18,496 $ 18,751
APP-10146342.FP.FTS.B, 14.74%, 8/12/26 . 31,163 31,568
APP-10140897.FP.FTS.B, 16.99%, 8/12/26 . 19,619 19,841
APP-10117469.FP.FTS.B, 17.49%, 8/12/26 . 16,069 16,033
APP-10561274.FP.FTS.B, 14.99%, 9/15/26 . 26,677 26,952
APP-10145280.FP.FTS.B, 16.99%, 9/15/26 . 23,214 23,499
APP-10145662.FP.FTS.B, 18.99%, 9/17/26 . 20,691 20,787
APP-10460831.FP.FTS.B, 21.99%, 9/19/26 . 7,180 7,195
APP-10572421.FP.FTS.B, 10.49%, 9/20/26 . 32,541 33,025
APP-10091214.FP.FTS.B, 17.49%, 9/22/26 . 17,214 17,423
APP-10112171.FP.FTS.B, 22.49%, 9/24/26 . 9,297 9,337
APP-10128827.FP.FTS.B, 25.49%, 9/24/26 . 9,572 9,624
APP-10112510.FP.FTS.B, 16.49%, 9/25/26 . 11,870 12,073
APP-10061673.FP.FTS.B, 18.49%, 9/25/26 . 23,457 23,586
APP-10065934.FP.FTS.B, 19.49%, 9/25/26 . 47,301 47,483
APP-10015954.FP.FTS.B, 19.99%, 9/25/26 . 18,737 18,871
APP-10145175.FP.FTS.B, 14.49%, 9/26/26 . 8,775 8,947
APP-10850556.FP.FTS.B, 11.99%, 10/01/26 19,836 20,020
APP-09931612.FP.FTS.B, 14.24%, 10/03/26 15,039 15,170
APP-10838239.FP.FTS.B, 12.49%, 10/12/26 30,565 30,976
APP-10838238.FP.FTS.B, 11.99%, 10/15/26 4,623 4,641
APP-10835593.FP.FTS.B, 19.49%, 10/15/26 11,498 11,522
APP-10840600.FP.FTS.B, 19.49%, 10/15/26 13,101 13,156
APP-10846417.FP.FTS.B, 22.99%, 10/15/26 17,310 17,258
APP-10770219.FP.FTS.B, 25.49%, 10/15/26 9,607 9,573
APP-10845328.FP.FTS.B, 11.99%, 10/16/26 23,751 24,102
APP-10704368.FP.FTS.B, 14.99%, 10/16/26 18,283 18,510
APP-10745909.FP.FTS.B, 17.99%, 10/16/26 47,855 48,442
APP-10829192.FP.FTS.B, 18.99%, 10/16/26 23,476 23,585
APP-10852939.FP.FTS.B, 16.49%, 10/17/26 8,412 8,535
APP-10568088.FP.FTS.B, 18.99%, 10/20/26 47,386 47,686
APP-10573356.FP.FTS.B, 16.49%, 10/21/26 12,281 12,357
APP-10581131.FP.FTS.B, 22.49%, 10/22/26 9,537 9,562
APP-10575367.FP.FTS.B, 20.99%, 10/25/26 36,233 36,483
APP-10129146.FP.FTS.B, 23.49%, 10/25/26 21,945 22,040
APP-10575636.FP.FTS.B, 18.49%, 10/30/26 11,593 11,747
APP-10489452.FP.FTS.B, 14.24%, 11/01/26 13,944 14,127
APP-10355079.FP.FTS.B, 18.49%, 11/01/26 38,564 38,709
APP-10916894.FP.FTS.B, 20.49%, 11/01/26 18,595 18,498
APP-10384953.FP.FTS.B, 19.99%, 11/02/26 15,564 15,569
APP-10224478.FP.FTS.B, 20.49%, 11/02/26 25,071 25,333
APP-11119432.FP.FTS.B, 11.99%, 11/03/26 21,192 21,494
APP-10491072.FP.FTS.B, 13.24%, 11/04/26 47,860 48,696
APP-10577758.FP.FTS.B, 17.49%, 11/04/26 12,053 12,125
APP-10551173.FP.FTS.B, 11.99%, 11/05/26 19,022 19,352
APP-11187454.FP.FTS.B, 22.49%, 11/10/26 9,712 9,716
APP-10848002.FP.FTS.B, 17.99%, 11/19/26 23,757 24,022
APP-10859032.FP.FTS.B, 9.99%, 11/21/26 . 14,983 15,231
APP-10842381.FP.FTS.B, 12.49%, 11/21/26 33,736 34,289
APP-10830375.FP.FTS.B, 19.99%, 11/21/26 15,106 15,181
APP-10845176.FP.FTS.B, 17.49%, 11/25/26 14,416 14,589
APP-10692450.FP.FTS.B, 17.49%, 11/29/26 25,975 26,382
APP-10849788.FP.FTS.B, 17.49%, 11/29/26 11,684 11,876
APP-10671079.FP.FTS.B, 11.99%, 11/30/26 28,078 28,544
APP-10848317.FP.FTS.B, 12.24%, 11/30/26 18,381 18,662
APP-10670975.FP.FTS.B, 21.49%, 11/30/26 15,365 15,469
APP-10860337.FP.FTS.B, 22.99%, 11/30/26 15,495 15,429
APP-10682032.FP.FTS.B, 11.99%, 12/01/26 13,147 13,369

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11107180.FP.FTS.B, 14.24%, 12/06/26 $ 23,068 $ 23,380
APP-11122151.FP.FTS.B, 16.49%, 12/06/26 14,598 14,799
APP-11094577.FP.FTS.B, 19.49%, 12/08/26 11,739 11,881
APP-11119689.FP.FTS.B, 19.99%, 12/10/26 48,662 49,071
APP-11008022.FP.FTS.B, 11.99%, 12/13/26 13,956 14,207
APP-11123280.FP.FTS.B, 12.49%, 12/14/26 32,870 33,476
APP-11123090.FP.FTS.B, 14.24%, 12/15/26 22,566 22,981
APP-10314454.FP.FTS.B, 15.99%, 12/15/26 11,191 11,387
APP-11021456.FP.FTS.B, 20.99%, 12/15/26 35,682 35,891
APP-11112014.FP.FTS.B, 17.99%, 12/16/26 48,714 49,259
APP-10839250.FP.FTS.B, 17.49%, 12/17/26 13,842 14,023
APP-11115075.FP.FTS.B, 17.99%, 12/17/26 17,915 5,908
APP-11680428.FP.FTS.B, 17.99%, 12/17/26 10,682 10,778
APP-11084610.FP.FTS.B, 19.99%, 12/18/26 13,597 13,654
APP-10916814.FP.FTS.B, 20.99%, 12/18/26 40,432 40,795
APP-11121084.FP.FTS.B, 17.49%, 12/19/26 18,040 18,293
APP-11116084.FP.FTS.B, 19.49%, 12/19/26 39,219 39,847
APP-11007668.FP.FTS.B, 19.99%, 12/19/26 17,610 17,816
APP-11091099.FP.FTS.B, 9.99%, 12/20/26 . 30,471 31,062
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 11,692 11,925
APP-11766944.FP.FTS.B, 19.99%, 12/20/26 17,615 17,790
APP-11036570.FP.FTS.B, 22.99%, 12/20/26 15,115 15,241
APP-11874582.FP.FTS.B, 17.49%, 12/23/26 21,406 21,642
APP-11751323.FP.FTS.B, 17.99%, 12/23/26 13,715 13,914
APP-11752200.FP.FTS.B, 21.49%, 12/23/26 18,318 18,563
APP-11767307.FP.FTS.B, 14.49%, 12/24/26 27,029 27,371
APP-11461595.FP.FTS.B, 17.99%, 12/24/26 13,192 13,335
APP-11762193.FP.FTS.B, 18.49%, 12/24/26 18,114 18,373
APP-11759070.FP.FTS.B, 24.99%, 12/24/26 45,245 45,873
APP-11737090.FP.FTS.B, 25.49%, 12/24/26 7,894 8,170
APP-11123763.FP.FTS.B, 18.49%, 12/25/26 12,398 12,585
APP-11677084.FP.FTS.B, 15.49%, 12/26/26 43,839 44,497
APP-11798581.FP.FTS.B, 16.99%, 12/28/26 18,717 19,035
APP-11799609.FP.FTS.B, 10.99%, 1/01/27 . 31,753 32,215
APP-11844341.FP.FTS.B, 16.74%, 1/01/27 . 32,525 32,727
APP-11843108.FP.FTS.B, 16.99%, 1/03/27 . 25,790 26,071
APP-11870826.FP.FTS.B, 19.99%, 1/04/27 . 11,193 11,302
APP-11752747.FP.FTS.B, 17.99%, 1/28/27 . 28,806 29,420
APP-11758670.FP.FTS.B, 16.74%, 2/01/27 . 49,659 50,484
APP-11764558.FP.FTS.B, 17.99%, 2/01/27 . 19,876 20,052
APP-11744634.FP.FTS.B, 19.99%, 2/01/27 . 16,913 17,069
APP-12399764.FP.FTS.B, 25.49%, 2/01/27 . 7,800 7,815
APP-11824892.FP.FTS.B, 16.99%, 2/03/27 . 16,823 17,070
APP-11765220.FP.FTS.B, 11.99%, 2/04/27 . 49,578 50,502
APP-12235238.FP.FTS.B, 19.99%, 2/04/27 . 15,000 15,132
APP-12396355.FP.FTS.B, 19.99%, 2/04/27 . 23,000 23,170
APP-11724933.FP.FTS.B, 14.24%, 2/05/27 . 14,404 14,688
APP-11838934.FP.FTS.B, 16.99%, 2/05/27 . 20,523 20,762
APP-11702245.FP.FTS.B, 17.49%, 2/05/27 . 34,842 35,309
APP-11698240.FP.FTS.B, 18.99%, 2/05/27 . 21,922 22,226
APP-12419304.FP.FTS.B, 19.99%, 2/05/27 . 7,500 7,578
APP-11674918.FP.FTS.B, 20.49%, 2/05/27 . 24,934 25,254
APP-11764720.FP.FTS.B, 21.99%, 2/05/27 . 9,983 10,116
APP-11442714.FP.FTS.B, 12.49%, 2/06/27 . 37,084 37,837
APP-11765974.FP.FTS.B, 17.24%, 2/06/27 . 39,832 40,433
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 . 12,000 12,143
APP-11696610.FP.FTS.B, 14.24%, 2/07/27 . 24,854 25,364
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 . 39,823 40,377
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11757936.FP.FTS.B, 19.99%, 2/07/27 . $ 9,383 $ 9,527
APP-11763967.FP.FTS.B, 19.99%, 2/07/27 . 14,972 15,179
APP-11837813.FP.FTS.B, 20.99%, 2/10/27 . 11,938 12,056
APP-11792416.FP.FTS.B, 16.49%, 2/11/27 . 25,323 25,663
APP-11838245.FP.FTS.B, 19.99%, 2/11/27 . 9,949 10,089
APP-11801863.FP.FTS.B, 8.99%, 2/12/27 .. 34,644 35,298
APP-11799414.FP.FTS.B, 19.99%, 2/13/27 . 10,195 10,350
APP-11798652.FP.FTS.B, 11.74%, 2/14/27 . 49,570 50,563
APP-11843528.FP.FTS.B, 19.99%, 2/14/27 . 9,964 10,122
APP-11804301.FP.FTS.B, 22.49%, 2/14/27 . 10,279 10,419
APP-11864146.FP.FTS.B, 11.24%, 2/15/27 . 17,839 18,204
APP-11872928.FP.FTS.B, 11.24%, 2/15/27 . 15,946 16,272
APP-11845152.FP.FTS.B, 11.74%, 2/15/27 . 42,587 43,455
APP-11801830.FP.FTS.B, 16.49%, 2/15/27 . 19,897 20,299
APP-11836574.FP.FTS.B, 16.99%, 2/16/27 . 20,889 21,258
APP-11842708.FP.FTS.B, 23.49%, 2/16/27 . 9,986 10,141
APP-11874547.FP.FTS.B, 19.49%, 2/18/27 . 13,050 13,281
APP-11763914.FP.FTS.B, 23.24%, 2/18/27 . 22,999 23,752
APP-12304720.FP.FTS.B, 18.74%, 3/06/27 . 50,000 50,551
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 . 17,440 17,795
APP-12414983.FP.FTS.B, 19.74%, 3/08/27 . 30,000 30,288
APP-12404066.FP.FTS.B, 22.49%, 3/08/27 . 34,500 34,804
APP-12408150.FP.FTS.B, 19.99%, 3/10/27 . 10,525 10,663
APP-12407302.FP.FTS.B, 18.99%, 3/15/27 . 10,800 10,978
APP-12272662.FP.FTS.B, 16.49%, 3/17/27 . 20,000 20,323
APP-11863466.FP.FTS.B, 25.49%, 3/17/27 . 9,997 10,162
APP-12385340.FP.FTS.B, 25.49%, 3/17/27 . 8,900 9,171
APP-12334114.FP.FTS.B, 8.99%, 3/18/27 .. 35,790 36,506
APP-12407333.FP.FTS.B, 22.49%, 3/18/27 . 9,690 9,841
APP-12375682.FP.FTS.B, 22.99%, 3/18/27 . 15,650 16,133
APP-12362387.FP.FTS.B, 13.24%, 3/20/27 . 40,000 40,850
APP-12399677.FP.FTS.B, 19.24%, 3/20/27 . 20,000 20,618
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 . 16,600 17,112
APP-12396943.FP.FTS.B, 13.49%, 3/21/27 . 17,000 17,369
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 . 18,548 19,050
APP-10314654.FP.FTS.B, 19.74%, 3/21/27 . 32,593 33,178
APP-12415697.FP.FTS.B, 17.99%, 3/22/27 . 25,300 25,753
APP-12381900.FP.FTS.B, 18.49%, 3/22/27 . 21,000 21,632
APP-12164396.FP.FTS.B, 22.99%, 4/22/27 . 18,500 19,118
5,630,493
LendingClub Corp.
153397672.LC.FTS.B, 14.3%, 6/14/22 .... 4,665 4,661
153745806.LC.FTS.B, 25%, 6/19/22 ...... 1,939 1,908
153856171.LC.FTS.B, 14.3%, 6/20/22 .... 3,356 3,359
154044569.LC.FTS.B, 16.95%, 6/24/22 .... 344 345
153378839.LC.FTS.B, 20%, 6/26/22 ...... 1,946 1,960
154417950.LC.FTS.B, 14.3%, 7/01/22 .... 1,656 1,644
154621459.LC.FTS.B, 14.3%, 7/03/22 .... 576 575
154762010.LC.FTS.B, 11.71%, 7/17/22 .... 965 956
154022189.LC.FTS.B, 17.74%, 7/17/22 .... 1,279 1,257
155447930.LC.FTS.B, 16.95%, 7/25/22 .... 598 598
156473775.LC.FTS.B, 11.71%, 8/06/22 .... 2,018 1,995
156613324.LC.FTS.B, 13.08%, 8/07/22 .... 1,668 1,647
157802793.LC.FTS.B, 20.55%, 8/28/22 .... 1,433 1,438
157843311.LC.FTS.B, 11.02%, 9/04/22 .... 5,565 5,476
158121595.LC.FTS.B, 17.74%, 9/04/22 .... 8,326 8,213
158839038.LC.FTS.B, 16.12%, 9/16/22 .... 1,461 1,430

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
159072068.LC.FTS.B, 16.12%, 9/20/22 .... $ 8,091 $ 8,014
158584585.LC.FTS.B, 16.95%, 9/24/22 .... 732 713
159209497.LC.FTS.B, 18.62%, 9/25/22 .... 2,401 2,406
159503700.LC.FTS.B, 14.3%, 9/30/22 .... 655 650
158674158.LC.FTS.B, 16.95%, 9/30/22 .... 3,632 688
159444276.LC.FTS.B, 11.71%, 10/07/22 ... 10,134 9,967
159851638.LC.FTS.B, 18.62%, 10/07/22 ... 2,315 2,291
160328345.LC.FTS.B, 16.95%, 10/16/22 ... 2,998 2,958
160507437.LC.FTS.B, 17.74%, 10/17/22 ... 5,787 5,543
160698361.LC.FTS.B, Zero Cpn, 10/23/22 . 13,196 6,334
161121841.LC.FTS.B, 17.74%, 10/31/22 ... 9,547 9,065
161307831.LC.FTS.B, 13.08%, 11/05/22 ... 4,603 4,510
161435144.LC.FTS.B, 13.08%, 11/05/22 ... 4,459 4,328
161330945.LC.FTS.B, 20.55%, 11/05/22 ... 1,862 1,821
161393306.LC.FTS.B, 25.65%, 11/05/22 ... 17,349 16,899
161597561.LC.FTS.B, 14.3%, 11/08/22 .... 10,146 804
162300634.LC.FTS.B, 17.74%, 11/22/22 ... 16,994 16,342
162691500.LC.FTS.B, 23.05%, 12/02/22 ... 8,735 8,541
163232730.LC.FTS.B, 14.3%, 12/12/22 .... 3,236 3,155
163205403.LC.FTS.B, 15.24%, 12/16/22 ... 1,625 1,584
163426985.LC.FTS.B, 17.74%, 12/16/22 ... 4,031 3,897
162121370.LC.FTS.B, 18.62%, 12/17/22 ... 7,359 7,240
163082276.LC.FTS.B, 16.12%, 12/23/22 ... 1,968 1,924
163789996.LC.FTS.B, 18.62%, 12/23/22 ... 4,859 956
163724403.LC.FTS.B, 17.74%, 12/30/22 ... 16,133 15,554
164288173.LC.FTS.B, 12.4%, 1/03/23 .... 8,641 8,409
164260503.LC.FTS.B, 17.74%, 1/03/23 .... 3,646 3,525
164271498.LC.FTS.B, 17.74%, 1/03/23 .... 2,906 2,821
164345934.LC.FTS.B, 23.05%, 1/06/23 .... 6,349 6,186
164493400.LC.FTS.B, 5%, 1/07/23 ....... 6,205 5,980
164374418.LC.FTS.B, 20.55%, 1/07/23 .... 3,688 3,599
164230564.LC.FTS.B, 23.05%, 1/07/23 .... 2,856 2,786
164840710.LC.FTS.B, 11.02%, 1/13/23 .... 12,452 11,423
164752651.LC.FTS.B, 11.71%, 1/13/23 .... 3,434 3,346
165275435.LC.FTS.B, 16.95%, 1/21/23 .... 13,214 12,630
165274334.LC.FTS.B, 15.24%, 1/22/23 .... 3,630 3,545
166161562.LC.FTS.B, 13.08%, 2/05/23 .... 5,321 5,108
166461550.LC.FTS.B, 18.62%, 2/10/23 .... 7,827 7,635
166725144.LC.FTS.B, 13.08%, 2/14/23 .... 7,494 7,276
166706004.LC.FTS.B, 18.62%, 2/14/23 .... 16,827 15,992
167040921.LC.FTS.B, 20.55%, 2/20/23 .... 2,973 2,902
166940539.LC.FTS.B, 17.74%, 2/24/23 .... 5,310 5,169
167401494.LC.FTS.B, 17.74%, 2/26/23 .... 9,372 8,992
167535348.LC.FTS.B, 15.24%, 3/03/23 .... 2,790 2,691
167712619.LC.FTS.B, 16.12%, 3/03/23 .... 3,822 3,682
167561625.LC.FTS.B, 17.74%, 3/03/23 .... 8,022 7,726
168136459.LC.FTS.B, 18.62%, 3/10/23 .... 5,232 5,053
168138547.LC.FTS.B, 20.55%, 3/10/23 .... 6,929 6,706
168163559.LC.FTS.B, 14.3%, 3/11/23 ..... 8,222 7,941
168167134.LC.FTS.B, 14.3%, 3/11/23 ..... 2,466 2,382
168118890.LC.FTS.B, 14.3%, 3/12/23 ..... 16,238 15,642
168278154.LC.FTS.B, 16.95%, 3/13/23 .... 5,636 5,451
168111101.LC.FTS.B, 20.55%, 3/13/23 .... 3,038 2,935
168533173.LC.FTS.B, 15.24%, 3/17/23 .... 4,144 4,009
168554036.LC.FTS.B, 16.95%, 3/19/23 .... 5,886 5,698
151259806.LC.FTS.B, 20%, 6/04/24 ...... 13,812 5,272
152544412.LC.FTS.B, 13.08%, 6/20/24 .... 20,955 20,090
153904028.LC.FTS.B, 17.74%, 6/21/24 .... 10,181 9,705
Description
Principal
Amount Value
LendingClub Corp. (continued)
153974620.LC.FTS.B, 14.3%, 6/24/24 .... $ 13,317 $ 12,753
154144733.LC.FTS.B, 12.4%, 6/26/24 .... 11,648 11,149
154416452.LC.FTS.B, 16.12%, 7/01/24 .... 14,866 14,106
154830437.LC.FTS.B, 16.95%, 7/08/24 .... 7,209 6,421
154977601.LC.FTS.B, 16.95%, 7/10/24 .... 11,249 10,613
154984164.LC.FTS.B, 12.4%, 7/11/24 ..... 14,882 14,220
155451456.LC.FTS.B, 11.02%, 7/17/24 .... 18,279 17,496
155408143.LC.FTS.B, 16.95%, 7/22/24 .... 14,993 14,300
155615542.LC.FTS.B, 14.3%, 7/23/24 .... 8,838 8,347
155731933.LC.FTS.B, 15.24%, 7/23/24 .... 17,775 16,894
155823205.LC.FTS.B, 14.3%, 7/24/24 .... 10,071 9,509
154596020.LC.FTS.B, 16.12%, 7/24/24 .... 23,153 22,054
155686835.LC.FTS.B, 16.95%, 7/31/24 .... 7,891 7,420
156235700.LC.FTS.B, 17.74%, 8/06/24 .... 8,516 8,065
156589526.LC.FTS.B, 14.3%, 8/07/24 .... 25,904 1,145
156759369.LC.FTS.B, 12.4%, 8/09/24 .... 13,836 13,187
156752978.LC.FTS.B, 14.3%, 8/09/24 .... 22,931 21,702
156812488.LC.FTS.B, 14.3%, 8/12/24 .... 6,246 5,928
156799913.LC.FTS.B, 12.4%, 8/16/24 .... 18,448 17,598
156978108.LC.FTS.B, 16.12%, 8/16/24 .... 9,161 8,703
158011325.LC.FTS.B, 14.3%, 9/03/24 ..... 10,629 9,935
157482871.LC.FTS.B, 14.3%, 9/04/24 .... 12,083 11,413
158130288.LC.FTS.B, 14.3%, 9/04/24 .... 8,760 8,275
159089545.LC.FTS.B, 16.95%, 9/23/24 .... 7,437 7,057
159106791.LC.FTS.B, 17.74%, 9/23/24 .... 9,162 8,693
159001219.LC.FTS.B, 12.4%, 9/26/24 .... 16,481 15,736
157902245.LC.FTS.B, 15.24%, 9/27/24 .... 7,124 6,718
158570676.LC.FTS.B, 16.12%, 9/27/24 .... 7,635 7,217
158913750.LC.FTS.B, 11.71%, 9/30/24 .... 15,121 14,382
160029837.LC.FTS.B, 12.4%, 10/09/24 .... 20,205 19,150
160497417.LC.FTS.B, 18.62%, 10/17/24 ... 6,452 6,135
160768654.LC.FTS.B, 13.08%, 10/23/24 ... 13,776 12,991
160792694.LC.FTS.B, 13.08%, 10/23/24 ... 24,520 23,306
160804707.LC.FTS.B, 13.08%, 10/23/24 ... 14,255 13,460
160768091.LC.FTS.B, 16.95%, 10/23/24 ... 9,489 8,944
160802244.LC.FTS.B, 16.95%, 10/24/24 ... 9,534 9,024
161424051.LC.FTS.B, 10.33%, 11/05/24 ... 9,114 8,630
160992973.LC.FTS.B, 12.4%, 11/07/24 .... 6,249 5,920
161483895.LC.FTS.B, 13.08%, 11/07/24 ... 7,547 7,149
160809803.LC.FTS.B, 13.08%, 11/08/24 ... 20,567 16,855
162010515.LC.FTS.B, 17.74%, 11/18/24 ... 6,967 6,565
161908889.LC.FTS.B, Zero Cpn, 11/22/24 . 7,715 730
162624241.LC.FTS.B, 13.08%, 12/02/24 ... 19,669 18,585
162934170.LC.FTS.B, 16.12%, 12/06/24 ... 12,713 11,890
162923894.LC.FTS.B, 18.62%, 12/06/24 ... 6,759 6,347
163764805.LC.FTS.B, 20.55%, 12/23/24 ... 13,128 12,408
163557424.LC.FTS.B, 11.02%, 12/30/24 ... 17,136 16,423
164089980.LC.FTS.B, 17.74%, 12/30/24 ... 9,042 8,402
164548038.LC.FTS.B, 11.02%, 1/10/25 .... 21,605 20,404
164671360.LC.FTS.B, 11.02%, 1/10/25 .... 17,236 16,268
164529142.LC.FTS.B, 12.4%, 1/10/25 .... 17,555 16,566
164683343.LC.FTS.B, 20.55%, 1/10/25 .... 8,477 7,929
164758820.LC.FTS.B, 11.71%, 1/13/25 .... 6,164 5,828
163766174.LC.FTS.B, 17.74%, 1/21/25 .... 12,269 11,475
165045221.LC.FTS.B, 15.24%, 1/22/25 .... 24,184 22,582
165352318.LC.FTS.B, 15.24%, 1/22/25 .... 23,718 21,088
164870816.LC.FTS.B, 16.95%, 1/22/25 .... 15,219 13,958
165707974.LC.FTS.B, 20.55%, 1/28/25 .... 4,575 4,311

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
165520144.LC.FTS.B, 20.55%, 2/05/25 .... $ 14,123 $ 13,143
167132427.LC.FTS.B, 20.55%, 2/21/25 .... 14,763 13,766
167079278.LC.FTS.B, 20.55%, 2/24/25 .... 23,477 21,220
167701228.LC.FTS.B, Zero Cpn, 3/03/25 .. 8,313 791
167712249.LC.FTS.B, 14.3%, 3/03/25 .... 21,554 20,131
166170570.LC.FTS.B, 17.74%, 3/03/25 .... 12,325 11,466
166444317.LC.FTS.B, 13.08%, 3/04/25 .... 32,076 26,742
167747801.LC.FTS.B, 16.12%, 3/04/25 .... 11,421 10,622
168140265.LC.FTS.B, 15.24%, 3/10/25 .... 15,592 14,525
168420680.LC.FTS.B, 17.74%, 3/16/25 .... 15,140 14,090
1,226,808
LendingClub Corp. - LCX
157719290.LC.FTS.B, 14.3%, 8/26/22 .... 322 322
157483547.LC.FTS.B, 16.95%, 8/26/22 .... 4,498 4,466
157395789.LC.FTS.B, 17.74%, 8/26/22 .... 1,935 1,939
159192001.LC.FTS.B, 17.74%, 9/24/22 .... 8,217 8,017
161175578.LC.FTS.B, 20.55%, 11/12/22 ... 10,428 10,321
161935731.LC.FTS.B, 14.3%, 11/15/22 .... 4,660 4,616
161909866.LC.FTS.B, 20.55%, 11/15/22 ... – –
165150776.LC.FTS.B, 18.62%, 1/21/23 .... 5,858 5,791
165327223.LC.FTS.B, 20.55%, 1/21/23 .... 891 877
164620294.LC.FTS.B, 23.05%, 1/21/23 .... 1,561 1,516
164239762.LC.FTS.B, 20.55%, 1/22/23 .... 1,956 1,934
166157039.LC.FTS.B, 25.65%, 2/07/23 .... 16,086 15,615
161911117.LC.FTS.B, 20.55%, 11/14/24 ... 4,028 3,894
164542068.LC.FTS.B, 25.65%, 1/21/25 .... 9,458 8,952
165857030.LC.FTS.B, 23.05%, 2/07/25 .... 11,386 2,219
70,479
LendingClub Corp. - LCX PM
171545777.LC.FTS.B, 10.81%, 10/30/23 ... 5,250 4,935
171728432.LC.FTS.B, 17.3%, 10/30/23 .... 6,447 6,160
171730294.LC.FTS.B, 19.95%, 10/30/23 ... 6,191 757
172078618.LC.FTS.B, 8.46%, 11/23/23 .... 12,276 11,458
172997264.LC.FTS.B, 14.02%, 12/17/23 ... 6,607 6,286
173017997.LC.FTS.B, 14.02%, 12/17/23 ... 1,584 1,536
173574789.LC.FTS.B, 19.95%, 1/07/24 .... 5,640 5,411
173374603.LC.FTS.B, 19.12%, 1/13/24 .... 9,553 9,155
173844241.LC.FTS.B, 17.99%, 1/14/24 .... 2,235 2,201
184889420.LC.FTS.B, 15.99%, 1/13/25 .... 23,519 22,195
184905245.LC.FTS.B, 15.99%, 1/13/25 .... 15,651 14,549
185022110.LC.FTS.B, 18.99%, 1/13/25 .... 19,583 19,548
184916811.LC.FTS.B, 15.99%, 1/18/25 .... 9,782 9,791
185100934.LC.FTS.B, 16.99%, 1/18/25 .... 8,317 8,323
184794872.LC.FTS.B, 17.19%, 1/18/25 .... 10,000 7,905
185107591.LC.FTS.B, 17.99%, 1/18/25 .... 1,459 1,455
185116420.LC.FTS.B, 18.99%, 1/18/25 .... 14,133 14,121
185090414.LC.FTS.B, 19.99%, 1/18/25 .... 9,795 9,782
185085067.LC.FTS.B, 22.99%, 1/18/25 .... 16,668 16,628
185170289.LC.FTS.B, 15.99%, 1/19/25 .... 10,760 10,312
185222066.LC.FTS.B, 15.99%, 1/19/25 .... 6,129 6,076
185225789.LC.FTS.B, 20.99%, 1/19/25 .... 14,697 14,680
185231531.LC.FTS.B, 21.49%, 1/19/25 .... 3,920 3,912
184827001.LC.FTS.B, 11.99%, 1/21/25 .... 1,954 1,964
185074501.LC.FTS.B, 12.74%, 1/21/25 .... 4,885 4,903
185220597.LC.FTS.B, 15.49%, 1/21/25 .... 21,516 20,839
184922844.LC.FTS.B, 15.99%, 1/21/25 .... 16,000 16,060
185269892.LC.FTS.B, 22.99%, 1/21/25 .... 20,000 20,151
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184577634.LC.FTS.B, 15.49%, 1/25/25 .... $ 6,846 $ 6,863
185429719.LC.FTS.B, 16.99%, 1/25/25 .... 10,568 10,593
185388961.LC.FTS.B, 17.49%, 1/25/25 .... 9,787 9,527
185449370.LC.FTS.B, 18.44%, 1/25/25 .... 11,748 11,758
185337050.LC.FTS.B, 20.99%, 1/25/25 .... 23,516 23,529
185446293.LC.FTS.B, 22.99%, 1/25/25 .... 19,494 19,337
185493347.LC.FTS.B, 16.49%, 1/27/25 .... 20,000 20,056
185508661.LC.FTS.B, 16.49%, 1/27/25 .... 10,000 10,086
185513167.LC.FTS.B, 16.99%, 1/27/25 .... 9,000 9,025
185529283.LC.FTS.B, 18.99%, 1/27/25 .... 20,000 20,167
185516823.LC.FTS.B, 22.49%, 1/27/25 .... 5,000 5,040
185617939.LC.FTS.B, 18.49%, 1/31/25 .... 27,000 27,058
185591984.LC.FTS.B, 18.99%, 1/31/25 .... 14,400 14,430
184733710.LC.FTS.B, 24.99%, 1/31/25 .... 3,500 3,505
185743058.LC.FTS.B, 12.19%, 2/02/25 .... 8,000 7,965
185670318.LC.FTS.B, 15.44%, 2/02/25 .... 15,000 14,628
185694876.LC.FTS.B, 15.49%, 2/02/25 .... 11,500 11,543
185706898.LC.FTS.B, 15.99%, 2/02/25 .... 10,400 10,438
185712751.LC.FTS.B, 19.99%, 2/02/25 .... 15,000 15,031
185724453.LC.FTS.B, 15.99%, 2/03/25 .... 2,400 2,410
185720673.LC.FTS.B, 14.49%, 2/04/25 .... 6,000 5,861
184778654.LC.FTS.B, 16.19%, 2/04/25 .... 3,500 3,516
185664927.LC.FTS.B, 18.49%, 2/04/25 .... 5,000 5,016
185767962.LC.FTS.B, 18.99%, 2/04/25 .... 4,872 4,918
185806351.LC.FTS.B, 18.99%, 2/04/25 .... 12,000 12,039
185769830.LC.FTS.B, 19.94%, 2/04/25 .... 9,500 9,530
185764512.LC.FTS.B, 19.99%, 2/04/25 .... 25,000 25,079
185951058.LC.FTS.B, 17.69%, 2/08/25 .... 5,500 5,509
185828353.LC.FTS.B, 22.99%, 2/08/25 .... 18,000 17,790
185972334.LC.FTS.B, 22.99%, 2/08/25 .... 7,500 7,521
185870831.LC.FTS.B, 15.99%, 2/10/25 .... 7,200 7,251
186050160.LC.FTS.B, 15.99%, 2/10/25 .... 17,500 17,519
186046548.LC.FTS.B, 16.49%, 2/10/25 .... 5,000 5,037
185687275.LC.FTS.B, 17.44%, 2/10/25 .... 5,000 5,029
186038688.LC.FTS.B, 18.99%, 2/10/25 .... 25,000 25,123
185828265.LC.FTS.B, 19.44%, 2/10/25 .... 16,000 16,079
186033116.LC.FTS.B, 19.49%, 2/10/25 .... 3,800 3,819
185614486.LC.FTS.B, 19.99%, 2/10/25 .... 25,000 25,122
185157324.LC.FTS.B, 16.49%, 2/14/25 .... 9,600 9,661
185952586.LC.FTS.B, 16.99%, 2/14/25 .... 6,500 6,541
186144016.LC.FTS.B, 17.49%, 2/14/25 .... 9,000 9,057
185731098.LC.FTS.B, 18.99%, 2/14/25 .... 4,000 4,022
186124453.LC.FTS.B, 18.99%, 2/14/25 .... 5,000 5,028
186130490.LC.FTS.B, 18.99%, 2/14/25 .... 15,000 15,083
186141198.LC.FTS.B, 18.99%, 2/14/25 .... 5,000 5,028
186109882.LC.FTS.B, 21.99%, 2/14/25 .... 20,000 20,096
186135777.LC.FTS.B, 22.99%, 2/14/25 .... 8,400 8,440
186248821.LC.FTS.B, 12.94%, 2/16/25 .... 15,000 15,113
186258860.LC.FTS.B, 16.49%, 2/16/25 .... 5,600 5,638
171620762.LC.FTS.B, 14.71%, 10/30/25 ... 2,481 2,435
171733583.LC.FTS.B, 18.24%, 10/30/25 ... 18,205 17,405
173004399.LC.FTS.B, 15.4%, 12/16/25 .... 8,055 7,812
172637623.LC.FTS.B, 16.08%, 12/17/25 ... 14,984 14,532
173844190.LC.FTS.B, 21.99%, 1/14/26 .... 16,549 16,141
184987590.LC.FTS.B, 19.73%, 1/13/27 .... 9,901 9,598
185051135.LC.FTS.B, 23.99%, 1/13/27 .... 23,499 23,460
185021259.LC.FTS.B, 24.99%, 1/13/27 .... 23,796 23,681
185030629.LC.FTS.B, 28.99%, 1/13/27 .... 5,955 5,923

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184862697.LC.FTS.B, 13.19%, 1/18/27 .... $ 15,500 $ 15,375
184976261.LC.FTS.B, 15.44%, 1/18/27 .... 19,777 18,749
185102499.LC.FTS.B, 17.49%, 1/18/27 .... 14,842 14,857
185067921.LC.FTS.B, 17.74%, 1/18/27 .... 19,850 19,602
185105381.LC.FTS.B, 17.74%, 1/18/27 .... 11,874 11,886
185246556.LC.FTS.B, 18.49%, 1/19/27 .... 4,949 4,945
185174308.LC.FTS.B, 19.73%, 1/19/27 .... 29,703 28,671
185242092.LC.FTS.B, 20.99%, 1/19/27 .... 29,713 29,682
185186598.LC.FTS.B, 21.99%, 1/19/27 .... 7,926 7,899
185203099.LC.FTS.B, 21.99%, 1/19/27 .... 13,870 13,823
185201217.LC.FTS.B, 23.19%, 1/19/27 .... 11,892 11,793
185207466.LC.FTS.B, 23.99%, 1/19/27 .... 29,737 29,486
185257156.LC.FTS.B, 23.99%, 1/19/27 .... 13,382 13,333
185208719.LC.FTS.B, 27.99%, 1/19/27 .... 9,525 9,486
185275950.LC.FTS.B, 15.44%, 1/21/27 .... 19,777 19,822
185284755.LC.FTS.B, 20.24%, 1/21/27 .... 23,221 23,222
185298966.LC.FTS.B, 21.49%, 1/21/27 .... 24,764 24,714
185325210.LC.FTS.B, 21.49%, 1/21/27 .... 24,000 23,966
184608676.LC.FTS.B, 21.99%, 1/21/27 .... 14,870 14,960
185190835.LC.FTS.B, 21.99%, 1/21/27 .... 19,814 19,773
185280664.LC.FTS.B, 21.99%, 1/21/27 .... 16,842 16,807
185094462.LC.FTS.B, 22.99%, 1/21/27 .... 11,892 11,865
185295974.LC.FTS.B, 23.99%, 1/21/27 .... 27,754 27,689
185215933.LC.FTS.B, 28.99%, 1/21/27 .... 17,864 17,811
185400305.LC.FTS.B, 19.49%, 1/25/27 .... 9,900 9,907
184820033.LC.FTS.B, 22.49%, 1/25/27 .... 25,000 24,992
185461521.LC.FTS.B, 23.99%, 1/25/27 .... 19,825 19,792
185510835.LC.FTS.B, 20.99%, 1/27/27 .... 27,000 27,215
184953769.LC.FTS.B, 21.99%, 1/27/27 .... 28,000 28,224
185465019.LC.FTS.B, 21.99%, 1/27/27 .... 25,000 25,200
185285978.LC.FTS.B, 23.19%, 1/27/27 .... 30,000 30,235
185262859.LC.FTS.B, 24.99%, 1/27/27 .... 20,000 20,152
185593614.LC.FTS.B, 14.94%, 1/31/27 .... 6,000 6,031
185625736.LC.FTS.B, 17.24%, 1/31/27 .... 15,000 15,054
185553869.LC.FTS.B, 17.44%, 1/31/27 .... 17,400 17,458
185606478.LC.FTS.B, 20.99%, 1/31/27 .... 25,525 25,572
185551601.LC.FTS.B, 23.19%, 1/31/27 .... 25,000 25,006
185644818.LC.FTS.B, 17.24%, 2/02/27 .... 40,000 38,496
185705979.LC.FTS.B, 23.49%, 2/02/27 .... 16,500 16,514
185715452.LC.FTS.B, 24.99%, 2/02/27 .... 18,000 18,014
185801067.LC.FTS.B, 15.19%, 2/04/27 .... 15,000 14,930
185785605.LC.FTS.B, 16.99%, 2/04/27 .... 24,000 24,119
185794411.LC.FTS.B, 18.99%, 2/04/27 .... 30,000 30,114
185773530.LC.FTS.B, 21.99%, 2/04/27 .... 15,000 15,034
185796432.LC.FTS.B, 21.99%, 2/04/27 .... 20,000 20,116
185579608.LC.FTS.B, 23.99%, 2/04/27 .... 30,000 30,063
185584314.LC.FTS.B, 23.99%, 2/04/27 .... 13,000 13,027
185803689.LC.FTS.B, 12.69%, 2/08/27 .... 40,000 37,912
185670781.LC.FTS.B, 14.74%, 2/08/27 .... 40,000 39,859
186002061.LC.FTS.B, 14.94%, 2/08/27 .... 14,180 14,268
185765188.LC.FTS.B, 19.49%, 2/08/27 .... 25,000 24,619
185950419.LC.FTS.B, 19.94%, 2/08/27 .... 40,000 39,462
185905597.LC.FTS.B, 19.99%, 2/08/27 .... 13,000 12,694
185965503.LC.FTS.B, 19.99%, 2/08/27 .... 5,200 5,197
185788975.LC.FTS.B, 20.44%, 2/08/27 .... 40,000 39,974
184697668.LC.FTS.B, 22.49%, 2/08/27 .... 20,000 20,057
185972627.LC.FTS.B, 22.69%, 2/08/27 .... 13,500 13,604
185500483.LC.FTS.B, 23.99%, 2/08/27 .... 35,000 35,097
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
185994246.LC.FTS.B, 23.99%, 2/08/27 .... $ 8,000 $ 8,022
185957980.LC.FTS.B, 10.99%, 2/10/27 .... 35,725 35,656
186105140.LC.FTS.B, 14.99%, 2/10/27 .... 12,000 11,965
186053383.LC.FTS.B, 18.49%, 2/10/27 .... 25,000 25,134
186004411.LC.FTS.B, 21.99%, 2/10/27 .... 14,050 14,109
186037923.LC.FTS.B, 23.49%, 2/10/27 .... 7,000 7,029
186037630.LC.FTS.B, 23.99%, 2/10/27 .... 15,000 15,085
186057988.LC.FTS.B, 23.99%, 2/10/27 .... 20,000 20,081
186073191.LC.FTS.B, 23.99%, 2/10/27 .... 10,000 10,041
186131505.LC.FTS.B, 14.94%, 2/14/27 .... 12,000 12,087
185962334.LC.FTS.B, 16.49%, 2/14/27 .... 35,000 35,232
186055580.LC.FTS.B, 19.49%, 2/14/27 .... 16,000 16,093
185737435.LC.FTS.B, 19.74%, 2/14/27 .... 16,975 17,074
186072313.LC.FTS.B, 19.99%, 2/14/27 .... 16,000 16,093
184948000.LC.FTS.B, 23.99%, 2/14/27 .... 30,000 30,142
186094287.LC.FTS.B, 24.99%, 2/14/27 .... 10,000 10,047
186114907.LC.FTS.B, 24.99%, 2/14/27 .... 10,000 10,047
185440062.LC.FTS.B, 17.49%, 2/16/27 .... 22,000 22,154
186256667.LC.FTS.B, 20.49%, 2/16/27 .... 21,225 21,254
186258250.LC.FTS.B, 21.99%, 2/16/27 .... 10,000 10,055
186160994.LC.FTS.B, 23.99%, 2/16/27 .... 20,000 20,108
186255693.LC.FTS.B, 28.99%, 2/16/27 .... 8,000 8,041
2,534,307
Prosper Funding LLC
1609447.PS.FTS.B, 12.06%, 8/17/24 ..... 8,578 8,375
1606124.PS.FTS.B, 12.3%, 8/17/24 ...... 9,027 8,814
1606139.PS.FTS.B, 12.8%, 8/17/24 ...... 4,296 4,195
1606130.PS.FTS.B, 14.89%, 8/17/24 ..... 8,632 8,350
1616481.PS.FTS.B, 14.89%, 8/17/24 ..... 12,947 12,525
1609444.PS.FTS.B, 15%, 8/17/24 ........ 5,180 5,010
1610038.PS.FTS.B, 15%, 8/17/24 ........ 7,726 7,450
1606757.PS.FTS.B, 15.5%, 8/17/24 ...... 3,627 3,510
1616802.PS.FTS.B, 16%, 8/17/24 ........ 6,922 6,696
1609774.PS.FTS.B, 16.6%, 8/17/24 ...... 7,797 7,542
1606751.PS.FTS.B, 18.41%, 8/17/24 ..... 8,697 8,412
1611259.PS.FTS.B, 13.5%, 8/19/24 ...... 5,163 5,044
1607870.PS.FTS.B, 14%, 8/19/24 ........ 7,753 7,574
1618029.PS.FTS.B, 15.2%, 8/19/24 ...... 2,159 2,090
1618077.PS.FTS.B, 15.4%, 8/19/24 ...... 3,456 3,346
1611457.PS.FTS.B, 14.2%, 8/20/24 ...... 1,618 1,578
1618524.PS.FTS.B, 15.2%, 8/20/24 ...... 8,637 8,365
1608122.PS.FTS.B, 19.8%, 8/20/24 ...... 1,634 1,575
1619058.PS.FTS.B, 19%, 8/23/24 ........ 1,742 1,684
1612303.PS.FTS.B, 20.8%, 8/23/24 ...... 17,480 16,898
1613464.PS.FTS.B, 15.4%, 8/24/24 ...... 6,655 6,456
1609562.PS.FTS.B, 19.8%, 8/24/24 ...... 8,942 8,650
1610156.PS.FTS.B, 24.6%, 8/24/24 ...... 1,803 1,743
1610720.PS.FTS.B, 16.6%, 8/25/24 ...... 7,114 7,009
1610444.PS.FTS.B, 18.09%, 8/25/24 ..... 12,520 12,285
1610027.PS.FTS.B, 18.09%, 8/27/24 ..... 6,252 6,148
1609666.PS.FTS.B, 18.7%, 8/29/24 ...... 6,402 3,539
1612697.PS.FTS.B, 25.61%, 8/30/24 ..... 9,029 8,614
1625728.PS.FTS.B, 12.49%, 9/16/24 ..... 22,066 21,604
1625731.PS.FTS.B, 13.3%, 9/16/24 ...... 13,672 13,541
1622147.PS.FTS.B, 13.6%, 9/16/24 ...... 1,769 1,732
1632609.PS.FTS.B, 14.39%, 9/16/24 ..... 6,200 6,017
1626067.PS.FTS.B, 15.4%, 9/17/24 ...... 12,157 11,802
1632888.PS.FTS.B, 17.96%, 9/17/24 ..... 2,568 2,484

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1622420.PS.FTS.B, 19.86%, 9/17/24 ..... $ 12,967 $ 12,523
1622396.PS.FTS.B, 20.4%, 9/17/24 ...... 4,476 4,322
1620186.PS.FTS.B, 22.4%, 9/17/24 ...... 1,867 1,854
1626424.PS.FTS.B, 11.7%, 9/20/24 ...... 9,695 9,501
1626697.PS.FTS.B, 13%, 9/20/24 ........ 3,711 3,637
1634583.PS.FTS.B, 18.4%, 9/21/24 ...... 2,676 2,590
1623410.PS.FTS.B, 18.5%, 9/21/24 ...... 1,784 1,726
1623737.PS.FTS.B, 18.7%, 9/21/24 ...... 1,785 1,728
1634322.PS.FTS.B, 20.46%, 9/21/24 ..... 2,686 2,598
1628590.PS.FTS.B, 24.51%, 9/22/24 ..... 8,904 8,596
1629025.PS.FTS.B, 19.5%, 9/23/24 ...... 8,937 8,660
1626395.PS.FTS.B, 13.87%, 9/24/24 ..... 31,791 30,950
1625876.PS.FTS.B, 14.41%, 9/24/24 ..... 22,725 22,293
1625882.PS.FTS.B, 14.85%, 9/24/24 ..... 1,210 1,195
1630510.PS.FTS.B, 11.97%, 9/27/24 ..... 6,793 6,743
1626680.PS.FTS.B, 16%, 9/27/24 ........ 10,933 10,811
1628891.PS.FTS.B, 14.94%, 9/29/24 ..... 4,549 4,429
1634534.PS.FTS.B, 11.6%, 10/08/24 ..... 4,528 4,440
1648309.PS.FTS.B, 14.49%, 10/26/24 .... 9,325 9,246
1645271.PS.FTS.B, 10.8%, 10/27/24 ..... 17,644 17,556
1655766.PS.FTS.B, 15.5%, 10/27/24 ..... 14,936 14,828
1648648.PS.FTS.B, 16%, 10/27/24 ....... 3,736 3,711
1655418.PS.FTS.B, 17.37%, 10/27/24 .... 5,742 1,460
1645670.PS.FTS.B, 17.8%, 10/27/24 ..... 3,275 3,246
1655772.PS.FTS.B, 21.23%, 10/27/24 .... 4,695 4,666
1649014.PS.FTS.B, 22.7%, 10/27/24 ..... 3,658 3,621
1649335.PS.FTS.B, 13.1%, 10/28/24 ..... 1,968 1,950
1656261.PS.FTS.B, 16%, 10/28/24 ....... 6,538 6,372
1646495.PS.FTS.B, 13.3%, 10/29/24 ..... 22,409 21,971
1646552.PS.FTS.B, 15.29%, 10/29/24 .... 13,999 13,727
1647383.PS.FTS.B, 16.2%, 10/29/24 ..... 5,605 5,452
1650988.PS.FTS.B, 15.4%, 11/01/24 ..... 7,656 7,421
1648499.PS.FTS.B, 17%, 11/02/24 ....... 6,545 6,335
1659951.PS.FTS.B, 18.09%, 11/04/24 ..... 2,808 2,721
1661430.PS.FTS.B, 12%, 11/05/24 ....... 10,229 10,065
1651433.PS.FTS.B, 12.4%, 11/05/24 ..... 15,350 15,104
1654777.PS.FTS.B, 13.3%, 11/05/24 ..... 11,175 10,912
1664880.PS.FTS.B, 9.45%, 11/08/24 ..... 9,272 9,132
1652093.PS.FTS.B, 12.33%, 11/08/24 ..... 3,256 3,206
1658149.PS.FTS.B, 13.4%, 11/08/24 ..... 4,657 4,553
1664622.PS.FTS.B, 16.9%, 11/08/24 ..... 2,337 2,270
1664838.PS.FTS.B, 20.01%, 11/08/24 ..... 5,065 4,918
1666485.PS.FTS.B, 10.5%, 11/09/24 ..... 3,713 3,658
1666317.PS.FTS.B, 13.4%, 11/09/24 ..... 4,191 4,099
1658650.PS.FTS.B, 13.6%, 11/09/24 ..... 13,973 13,666
1665699.PS.FTS.B, 15%, 11/09/24 ....... 7,464 7,299
1666494.PS.FTS.B, 18.9%, 11/09/24 ..... 8,622 5,044
1660138.PS.FTS.B, 10.89%, 11/10/24 ..... 37,149 36,604
1660012.PS.FTS.B, 12.3%, 11/10/24 ..... 6,511 6,415
1653779.PS.FTS.B, 14.39%, 11/10/24 ..... 18,647 18,243
1660360.PS.FTS.B, 14.39%, 11/10/24 ..... 4,662 4,561
1653836.PS.FTS.B, 14.79%, 11/10/24 ..... 1,865 1,825
1645667.PS.FTS.B, 16.6%, 11/10/24 ..... 9,407 9,231
1660285.PS.FTS.B, 18.9%, 11/10/24 ..... 1,874 1,821
1661320.PS.FTS.B, 12.3%, 11/12/24 ..... 7,907 7,794
1661257.PS.FTS.B, 17.8%, 11/12/24 ..... 1,871 1,821
1661617.PS.FTS.B, 10.89%, 11/15/24 ..... 9,287 9,163
1661575.PS.FTS.B, 12%, 11/15/24 ....... 7,189 7,167
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1655723.PS.FTS.B, 15.1%, 11/15/24 ..... $ 18,661 $ 18,292
1670571.PS.FTS.B, 14.09%, 11/16/24 ..... 6,058 5,941
1672573.PS.FTS.B, 17%, 12/03/24 ....... 1,915 1,869
1678378.PS.FTS.B, 10.5%, 12/14/24 ..... 19,052 18,884
1685274.PS.FTS.B, 10.54%, 12/14/24 .... 1,892 1,882
1685238.PS.FTS.B, 12.2%, 12/14/24 ..... 14,308 14,181
1672739.PS.FTS.B, 13.6%, 12/14/24 ..... 14,323 14,195
1685619.PS.FTS.B, 14.39%, 12/14/24 .... 5,735 5,658
1672733.PS.FTS.B, 15%, 12/14/24 ....... 9,559 9,431
1678399.PS.FTS.B, 16.3%, 12/14/24 ..... 2,391 2,349
1678369.PS.FTS.B, 17.71%, 12/14/24 .... 9,578 9,449
1678747.PS.FTS.B, 19.3%, 12/14/24 ..... 1,918 1,883
1679110.PS.FTS.B, 13.36%, 12/15/24 ..... 9,517 9,383
1686000.PS.FTS.B, 13.36%, 12/15/24 .... 14,321 14,196
1673372.PS.FTS.B, 16%, 12/15/24 ....... 7,653 7,521
1679107.PS.FTS.B, 18.5%, 12/15/24 ..... 21,178 20,811
1685991.PS.FTS.B, 19.5%, 12/15/24 ..... 1,918 1,885
1672982.PS.FTS.B, 22%, 12/15/24 ....... 2,883 2,832
1680175.PS.FTS.B, 22.6%, 12/16/24 ..... 3,822 3,717
1674770.PS.FTS.B, 13.1%, 12/17/24 ..... 14,318 14,144
1674329.PS.FTS.B, 14.89%, 12/17/24 .... 5,735 5,665
1674347.PS.FTS.B, 15.86%, 12/17/24 .... 14,347 14,171
1682128.PS.FTS.B, 16%, 12/21/24 ....... 1,913 1,893
1700772.PS.FTS.B, 12.1%, 1/12/25 ...... 19,540 19,464
1700742.PS.FTS.B, 12.24%, 1/12/25 ..... 7,817 7,769
1701126.PS.FTS.B, 13%, 1/12/25 ........ 7,819 7,788
1693870.PS.FTS.B, 13.6%, 1/12/25 ...... 4,888 4,868
1694296.PS.FTS.B, 13.87%, 1/12/25 ..... 24,370 24,016
1688000.PS.FTS.B, 13.9%, 1/12/25 ...... 8,000 7,993
1693867.PS.FTS.B, 15.4%, 1/12/25 ...... 4,891 4,861
1701120.PS.FTS.B, 15.9%, 1/12/25 ...... 11,741 11,668
1701129.PS.FTS.B, 16.4%, 1/12/25 ...... 10,764 10,697
1687967.PS.FTS.B, 16.57%, 1/12/25 ..... 1,957 1,945
1700775.PS.FTS.B, 16.6%, 1/12/25 ...... 29,359 29,175
1688351.PS.FTS.B, 17%, 1/12/25 ........ 4,405 4,365
1688342.PS.FTS.B, 17.5%, 1/12/25 ...... 15,663 15,522
1700745.PS.FTS.B, 18.01%, 1/12/25 ..... 6,854 6,854
1688003.PS.FTS.B, 18.2%, 1/12/25 ...... 9,707 9,522
1694107.PS.FTS.B, 18.5%, 1/12/25 ...... 8,814 8,758
1688336.PS.FTS.B, 19.2%, 1/12/25 ...... 15,673 15,530
1687970.PS.FTS.B, 23.5%, 1/12/25 ...... 1,932 1,890
1688693.PS.FTS.B, 11.7%, 1/13/25 ...... 9,769 9,733
1694488.PS.FTS.B, 13.8%, 1/13/25 ...... 12,932 12,856
1694470.PS.FTS.B, 15.29%, 1/13/25 ..... 7,336 7,294
1688699.PS.FTS.B, 21.8%, 1/13/25 ...... 8,298 8,143
1695739.PS.FTS.B, 11.89%, 1/14/25 ..... 14,654 14,604
1695970.PS.FTS.B, 17%, 1/14/25 ........ 1,958 1,942
1689453.PS.FTS.B, 12%, 1/15/25 ........ 4,283 4,229
1690265.PS.FTS.B, 23.3%, 1/18/25 ...... 6,866 6,816
1697473.PS.FTS.B, 10.54%, 1/19/25 ..... 14,646 14,616
1698238.PS.FTS.B, 15.1%, 1/19/25 ...... 10,270 10,234
1692512.PS.FTS.B, 19.34%, 1/19/25 ..... 10,202 10,079
1692137.PS.FTS.B, 20.34%, 1/19/25 ..... 3,920 3,898
1700011.PS.FTS.B, 13.9%, 1/21/25 ...... 4,888 4,875
1697303.PS.FTS.B, 13.9%, 1/27/25 ...... 4,000 4,046
1715202.PS.FTS.B, 18.09%, 2/04/25 ..... 5,000 4,933
1714423.PS.FTS.B, 12.3%, 2/14/25 ...... 6,100 6,075
1720755.PS.FTS.B, 13.96%, 2/14/25 ..... 25,000 24,896

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1707749.PS.FTS.B, 16%, 2/14/25 ........ $ 5,000 $ 4,970
1714408.PS.FTS.B, 22.11%, 2/14/25 ..... 10,000 9,903
1714645.PS.FTS.B, 11.4%, 2/15/25 ...... 7,500 7,472
1715041.PS.FTS.B, 11.4%, 2/15/25 ...... 2,000 1,993
1720926.PS.FTS.B, 13.68%, 2/15/25 ..... 25,000 24,864
1720938.PS.FTS.B, 13.81%, 2/15/25 ..... 10,000 9,961
1707953.PS.FTS.B, 13.96%, 2/15/25 ..... 20,000 19,922
1707959.PS.FTS.B, 14.39%, 2/15/25 ..... 3,000 2,983
1707938.PS.FTS.B, 15.86%, 2/15/25 ..... 14,000 13,922
1715485.PS.FTS.B, 16%, 2/15/25 ........ 25,000 24,860
1714630.PS.FTS.B, 16.16%, 2/15/25 ..... 15,000 14,916
1720929.PS.FTS.B, 18.11%, 2/15/25 ..... 7,000 6,960
1720923.PS.FTS.B, 18.7%, 2/15/25 ...... 25,000 24,810
1714624.PS.FTS.B, 19.41%, 2/15/25 ..... 10,000 9,924
1715122.PS.FTS.B, 19.8%, 2/15/25 ...... 2,500 2,481
1720920.PS.FTS.B, 21.2%, 2/15/25 ...... 10,500 10,405
1708640.PS.FTS.B, 21.8%, 2/15/25 ...... 8,000 7,938
1707956.PS.FTS.B, 24.4%, 2/15/25 ...... 4,500 4,458
1715809.PS.FTS.B, 13.6%, 2/16/25 ...... 12,500 12,437
1722336.PS.FTS.B, 14.74%, 2/16/25 ..... 5,500 5,472
1716181.PS.FTS.B, 15.4%, 2/16/25 ...... 9,500 9,451
1709219.PS.FTS.B, 16%, 2/16/25 ........ 10,500 10,428
1722348.PS.FTS.B, 16%, 2/16/25 ........ 8,000 7,958
1716271.PS.FTS.B, 18.9%, 2/16/25 ...... 25,000 24,823
1715734.PS.FTS.B, 19.83%, 2/16/25 ..... 7,000 6,962
1722360.PS.FTS.B, 22.6%, 2/16/25 ...... 3,000 2,975
1723116.PS.FTS.B, 16.29%, 2/17/25 ..... 2,000 1,987
1625713.PS.FTS.B, 13.66%, 8/16/25 ..... 4,655 2,255
1606145.PS.FTS.B, 14%, 8/17/26 ........ 13,933 13,456
1606127.PS.FTS.B, 15.2%, 8/17/26 ...... 8,380 8,092
1607291.PS.FTS.B, 28.59%, 8/18/26 ..... 5,714 5,483
1608104.PS.FTS.B, 15.8%, 8/19/26 ...... 23,093 22,406
1607933.PS.FTS.B, 18.5%, 8/19/26 ...... 1,874 1,794
1611955.PS.FTS.B, 13.3%, 8/20/26 ...... 11,908 11,609
1618458.PS.FTS.B, 13.3%, 8/20/26 ...... 5,566 5,441
1608617.PS.FTS.B, 13.7%, 8/20/26 ...... 5,570 5,446
1618680.PS.FTS.B, 15.37%, 8/20/26 ..... 16,299 15,934
1611802.PS.FTS.B, 29.74%, 8/22/26 ..... 3,822 3,673
1619286.PS.FTS.B, 12.5%, 8/23/26 ...... 11,113 10,873
1612306.PS.FTS.B, 13.5%, 8/23/26 ...... 6,589 6,446
1609277.PS.FTS.B, 15.7%, 8/23/26 ...... 13,048 12,627
1620417.PS.FTS.B, 13.7%, 8/24/26 ...... 8,465 8,283
1610327.PS.FTS.B, 27.6%, 8/24/26 ...... 7,675 7,395
1620558.PS.FTS.B, 29.08%, 8/24/26 ..... 9,502 9,138
1621434.PS.FTS.B, 14.6%, 8/26/26 ...... 4,676 4,580
1614454.PS.FTS.B, 17.7%, 8/26/26 ...... 9,465 9,249
1621428.PS.FTS.B, 20%, 8/26/26 ........ 9,497 9,297
1611746.PS.FTS.B, 14.29%, 8/27/26 ..... 8,473 8,402
1615451.PS.FTS.B, 21.64%, 9/03/26 ..... 20,823 20,087
1612838.PS.FTS.B, 18.5%, 9/13/26 ...... 8,529 8,160
1622156.PS.FTS.B, 12.5%, 9/16/26 ...... 4,693 4,599
1625740.PS.FTS.B, 18.48%, 9/16/26 ..... 9,476 9,105
1622423.PS.FTS.B, 13.88%, 9/17/26 ..... 13,453 13,184
1626046.PS.FTS.B, 15.18%, 9/17/26 ..... 8,956 8,777
1627036.PS.FTS.B, 16.33%, 9/20/26 ..... 12,750 12,379
1624382.PS.FTS.B, 13.4%, 9/21/26 ...... 28,201 27,663
1634850.PS.FTS.B, 15.1%, 9/21/26 ...... 19,795 19,227
1634247.PS.FTS.B, 16.7%, 9/21/26 ...... 22,113 21,476
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1623734.PS.FTS.B, 18.4%, 9/21/26 ...... $ 9,507 $ 9,160
1623731.PS.FTS.B, 18.93%, 9/21/26 ..... 17,067 16,442
1628173.PS.FTS.B, 11.6%, 9/22/26 ...... 9,934 9,748
1628497.PS.FTS.B, 14.89%, 9/22/26 ..... 10,083 9,797
1608923.PS.FTS.B, 27.13%, 9/22/26 ..... 3,869 3,754
1635897.PS.FTS.B, 12%, 9/23/26 ........ 20,632 20,249
1635735.PS.FTS.B, 14.68%, 9/23/26 ..... 14,130 13,866
1637445.PS.FTS.B, 13.3%, 9/27/26 ...... 9,520 9,461
1626758.PS.FTS.B, 17.96%, 9/27/26 ..... 21,163 20,926
1637406.PS.FTS.B, 18.5%, 9/27/26 ...... 6,707 6,590
1644866.PS.FTS.B, 11.1%, 10/26/26 ..... 9,623 9,578
1644875.PS.FTS.B, 11.6%, 10/26/26 ..... 7,221 7,190
1655034.PS.FTS.B, 11.7%, 10/26/26 ..... 22,146 22,054
1648324.PS.FTS.B, 12.2%, 10/26/26 ..... 19,267 19,195
1644860.PS.FTS.B, 18.33%, 10/26/26 .... 11,628 11,484
1645337.PS.FTS.B, 18.48%, 10/27/26 .... 19,383 19,154
1649743.PS.FTS.B, 10.9%, 10/28/26 ..... 11,063 10,889
1646108.PS.FTS.B, 11.1%, 10/28/26 ..... 24,056 23,677
1649533.PS.FTS.B, 11.79%, 10/28/26 ..... 25,036 24,642
1646123.PS.FTS.B, 13.32%, 10/28/26 .... 7,233 7,054
1649539.PS.FTS.B, 16.7%, 10/28/26 ..... 19,351 18,874
1646117.PS.FTS.B, 18.33%, 10/28/26 ..... 11,628 11,229
1646138.PS.FTS.B, 24.03%, 10/28/26 .... 5,842 5,626
1650328.PS.FTS.B, 11.2%, 10/29/26 ..... 9,146 9,040
1646948.PS.FTS.B, 11.79%, 10/29/26 ..... 14,444 14,276
1649926.PS.FTS.B, 13.8%, 10/29/26 ..... 31,841 31,242
1656591.PS.FTS.B, 14.79%, 10/29/26 .... 33,804 33,965
1650904.PS.FTS.B, 26.43%, 10/29/26 .... 7,804 7,561
1647395.PS.FTS.B, 11.89%, 11/01/26 ..... 9,630 9,478
1655028.PS.FTS.B, 13.8%, 11/01/26 ..... 7,737 7,615
1653745.PS.FTS.B, 13.8%, 11/04/26 ..... 33,771 32,979
1649545.PS.FTS.B, 16.1%, 11/04/26 ..... 12,368 11,944
1654396.PS.FTS.B, 10.5%, 11/05/26 ..... 14,425 14,210
1661010.PS.FTS.B, 12.5%, 11/05/26 ..... 25,054 24,680
1661007.PS.FTS.B, 15.8%, 11/05/26 ..... 19,335 18,886
1654774.PS.FTS.B, 16.18%, 11/05/26 ..... 33,848 33,062
1661004.PS.FTS.B, 17.8%, 11/05/26 ..... 5,327 5,158
1661433.PS.FTS.B, 28.23%, 11/05/26 ..... 4,884 4,716
1651868.PS.FTS.B, 9.45%, 11/08/26 ..... 12,487 12,311
1658185.PS.FTS.B, 10.5%, 11/08/26 ..... 8,655 8,532
1658167.PS.FTS.B, 13.5%, 11/08/26 ..... 23,632 23,111
1651871.PS.FTS.B, 20.66%, 11/08/26 ..... 5,340 5,178
1658881.PS.FTS.B, 13.8%, 11/09/26 ..... 24,122 23,598
1653323.PS.FTS.B, 16%, 11/09/26 ....... 11,603 11,350
1666362.PS.FTS.B, 19%, 11/09/26 ....... 6,787 6,585
1666359.PS.FTS.B, 21%, 11/09/26 ....... 5,925 5,739
1665702.PS.FTS.B, 24.03%, 11/09/26 ..... 5,842 5,658
1666911.PS.FTS.B, 10.62%, 11/10/26 ..... 12,503 12,331
1660066.PS.FTS.B, 12.6%, 11/10/26 ..... 33,730 33,263
1660078.PS.FTS.B, 13.93%, 11/10/26 ..... 19,352 19,083
1646330.PS.FTS.B, 16.2%, 11/10/26 ..... 29,065 28,348
1666890.PS.FTS.B, 17%, 11/10/26 ....... 15,485 15,034
1655769.PS.FTS.B, 11.44%, 11/13/26 ..... 13,246 13,009
1652018.PS.FTS.B, 19.23%, 11/15/26 ..... 14,601 14,160
1662505.PS.FTS.B, 25.4%, 11/15/26 ..... 9,747 9,475
1670577.PS.FTS.B, 16.63%, 11/16/26 ..... 11,320 11,025
1651913.PS.FTS.B, 25.67%, 11/22/26 ..... 6,894 6,730
1672147.PS.FTS.B, 16.56%, 12/03/26 .... 19,575 19,108

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1666100.PS.FTS.B, 18.33%, 12/03/26 .... $ 4,899 $ 4,782
1672316.PS.FTS.B, 10.44%, 12/14/26 .... 12,671 12,566
1678354.PS.FTS.B, 11.07%, 12/14/26 ..... 14,627 14,506
1678396.PS.FTS.B, 11.2%, 12/14/26 ..... 6,282 6,200
1685637.PS.FTS.B, 11.7%, 12/14/26 ..... 29,267 29,023
1685640.PS.FTS.B, 11.7%, 12/14/26 ..... 15,609 15,479
1685634.PS.FTS.B, 12.5%, 12/14/26 ..... 7,809 7,744
1672730.PS.FTS.B, 13.8%, 12/14/26 ..... 34,194 33,748
1672718.PS.FTS.B, 14.38%, 12/14/26 .... 7,819 7,753
1685271.PS.FTS.B, 16.8%, 12/14/26 ..... 14,683 14,490
1678387.PS.FTS.B, 18.33%, 12/14/26 .... 14,698 14,428
1678771.PS.FTS.B, 21.18%, 12/14/26 .... 14,722 14,451
1678372.PS.FTS.B, 22.8%, 12/14/26 ..... 10,807 10,590
1685631.PS.FTS.B, 27.02%, 12/14/26 .... 5,908 5,788
1686078.PS.FTS.B, 10.5%, 12/15/26 ..... 11,697 11,603
1685997.PS.FTS.B, 12.87%, 12/15/26 .... 8,787 8,716
1686378.PS.FTS.B, 17.23%, 12/15/26 .... 7,833 7,733
1673369.PS.FTS.B, 24.09%, 12/15/26 .... 9,162 8,983
1673363.PS.FTS.B, 28.23%, 12/15/26 .... 11,823 11,590
1679968.PS.FTS.B, 19%, 12/16/26 ....... 14,704 14,449
1687329.PS.FTS.B, 13.48%, 12/17/26 .... 10,744 10,662
1687344.PS.FTS.B, 19%, 12/17/26 ....... 4,914 4,832
1687950.PS.FTS.B, 11.5%, 12/20/26 ..... 14,531 14,361
1675010.PS.FTS.B, 12.5%, 12/20/26 ..... 10,931 10,806
1688073.PS.FTS.B, 16.7%, 12/20/26 ..... 17,811 17,836
1676912.PS.FTS.B, 13.8%, 12/22/26 ..... 24,424 24,173
1701111.PS.FTS.B, 10.29%, 1/12/27 ...... 24,684 24,592
1700808.PS.FTS.B, 11.4%, 1/12/27 ...... 9,877 9,840
1700805.PS.FTS.B, 13.3%, 1/12/27 ...... 9,884 9,826
1694302.PS.FTS.B, 13.4%, 1/12/27 ...... 15,815 15,722
1693900.PS.FTS.B, 13.42%, 1/12/27 ..... 31,630 31,508
1687973.PS.FTS.B, 13.8%, 1/12/27 ...... 24,714 24,568
1688345.PS.FTS.B, 14.67%, 1/12/27 ..... 7,911 7,864
1700766.PS.FTS.B, 14.68%, 1/12/27 ..... 24,721 24,624
1701108.PS.FTS.B, 15.7%, 1/12/27 ...... 34,621 34,414
1700784.PS.FTS.B, 18.25%, 1/12/27 ..... 9,900 9,811
1701147.PS.FTS.B, 21.63%, 1/12/27 ..... 9,910 9,800
1687964.PS.FTS.B, 22.2%, 1/12/27 ...... 7,433 7,351
1694491.PS.FTS.B, 12.62%, 1/13/27 ..... 14,821 14,769
1688663.PS.FTS.B, 14.29%, 1/13/27 ..... 14,875 14,792
1688399.PS.FTS.B, 15%, 1/13/27 ........ 12,000 11,890
1694725.PS.FTS.B, 18.4%, 1/13/27 ...... 14,850 14,725
1701537.PS.FTS.B, 19.3%, 1/13/27 ...... 14,854 14,728
1695958.PS.FTS.B, 10.5%, 1/14/27 ...... 14,811 14,763
1689173.PS.FTS.B, 11.2%, 1/14/27 ...... 19,260 19,196
1695787.PS.FTS.B, 11.7%, 1/14/27 ...... 24,696 24,614
1702530.PS.FTS.B, 12.21%, 1/14/27 ..... 10,374 10,339
1702455.PS.FTS.B, 15.18%, 1/14/27 ..... 15,824 15,769
1702479.PS.FTS.B, 16.5%, 1/14/27 ...... 9,894 9,817
1689251.PS.FTS.B, 19%, 1/14/27 ........ 3,961 3,929
1689623.PS.FTS.B, 19%, 1/14/27 ........ 3,149 3,124
1695193.PS.FTS.B, 27.18%, 1/14/27 ..... 14,887 14,737
1694719.PS.FTS.B, 16.93%, 1/17/27 ..... 17,713 17,612
1690322.PS.FTS.B, 16.9%, 1/18/27 ...... 24,739 24,595
1690253.PS.FTS.B, 17.5%, 1/18/27 ...... 4,949 4,920
1703169.PS.FTS.B, 25.6%, 1/18/27 ...... 14,881 14,769
1705005.PS.FTS.B, 15%, 1/19/27 ........ 25,713 25,622
1692239.PS.FTS.B, 19.06%, 1/19/27 ..... 7,526 7,485
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1691789.PS.FTS.B, 26.13%, 1/19/27 ..... $ 14,883 $ 14,780
1702237.PS.FTS.B, 11.7%, 1/25/27 ...... 10,000 10,091
1707746.PS.FTS.B, 9.45%, 2/14/27 ...... 6,900 6,876
1707734.PS.FTS.B, 10.29%, 2/14/27 ..... 26,961 26,866
1707743.PS.FTS.B, 13.3%, 2/14/27 ...... 8,000 7,957
1720764.PS.FTS.B, 22.5%, 2/14/27 ...... 11,000 10,895
1715713.PS.FTS.B, 10.8%, 2/15/27 ...... 10,000 9,966
1707944.PS.FTS.B, 10.9%, 2/15/27 ...... 12,500 12,458
1714627.PS.FTS.B, 11.4%, 2/15/27 ...... 21,000 20,928
1707977.PS.FTS.B, 11.55%, 2/15/27 ..... 10,000 9,966
1720917.PS.FTS.B, 13.7%, 2/15/27 ...... 12,500 12,437
1714633.PS.FTS.B, 14.39%, 2/15/27 ..... 15,000 14,924
1714639.PS.FTS.B, 14.53%, 2/15/27 ..... 4,000 3,986
1720908.PS.FTS.B, 15.29%, 2/15/27 ..... 30,000 29,846
1707950.PS.FTS.B, 16.5%, 2/15/27 ...... 10,000 9,948
1714648.PS.FTS.B, 16.7%, 2/15/27 ...... 7,500 7,461
1721346.PS.FTS.B, 16.7%, 2/15/27 ...... 20,000 19,856
1715347.PS.FTS.B, 17.29%, 2/15/27 ..... 15,000 14,891
1720911.PS.FTS.B, 18.59%, 2/15/27 ..... 25,000 24,816
1714642.PS.FTS.B, 18.7%, 2/15/27 ...... 10,000 9,926
1714636.PS.FTS.B, 23.58%, 2/15/27 ..... 5,500 5,451
1722117.PS.FTS.B, 15.18%, 2/16/27 ..... 8,000 7,962
1709201.PS.FTS.B, 18.48%, 2/16/27 ..... 12,500 12,415
1722051.PS.FTS.B, 21%, 2/16/27 ........ 10,000 9,918
1709846.PS.FTS.B, 26.5%, 2/17/27 ...... 10,000 9,921
1712903.PS.FTS.B, 15.29%, 2/23/27 ..... 9,640 9,617
3,872,708
Upgrade, Inc.
24408129.UG.FTS.B, 25.26%, 11/21/22 ... 4,537 4,604
25039071.UG.FTS.B, 25.26%, 12/15/22 ... 385 388
25591564.UG.FTS.B, 25.26%, 12/30/22 ... 388 393
25809785.UG.FTS.B, 24.99%, 1/06/23 .... 1,936 1,946
25764424.UG.FTS.B, 25.26%, 2/07/23 .... 4,386 4,340
25454043.UG.FTS.B, Zero Cpn, 12/23/24 .. 16,450 1,260
12,931
Upstart Network, Inc.
L1729059.UP.FTS.B, 7.36%, 9/17/24 ..... 1,266 1,258
L1729715.UP.FTS.B, 8.39%, 9/17/24 ..... 5,255 5,224
L1722095.UP.FTS.B, 11.17%, 9/17/24 ..... 880 875
FW1729768.UP.FTS.B, 11.21%, 9/17/24 ... 2,642 2,625
L1730069.UP.FTS.B, 14.07%, 9/17/24 ..... 17,599 17,420
FW1730324.UP.FTS.B, 15.67%, 9/17/24 ... 8,878 8,788
L1730028.UP.FTS.B, 17.8%, 9/17/24 ..... 3,112 3,081
L1729192.UP.FTS.B, 17.9%, 9/17/24 ..... 2,564 116
L1729539.UP.FTS.B, 18.67%, 9/17/24 ..... 2,231 2,209
L1701486.UP.FTS.B, 23.29%, 9/17/24 ..... 1,799 1,777
L1730191.UP.FTS.B, 23.36%, 9/17/24 ..... 1,945 1,841
FW1729692.UP.FTS.B, 23.48%, 9/17/24 ... 2,399 362
L1730194.UP.FTS.B, 23.58%, 9/17/24 ..... 989 976
FW1729714.UP.FTS.B, 27.13%, 9/17/24 ... 4,525 4,469
FW1730096.UP.FTS.B, 29.53%, 9/17/24 ... 3,309 500
FW1729116.UP.FTS.B, 29.85%, 9/17/24 ... 2,459 725
FW1730336.UP.FTS.B, 30.16%, 9/17/24 ... 4,546 4,491
FW1729136.UP.FTS.B, 30.45%, 9/17/24 ... 4,327 4,099
L1902385.UP.FTS.B, 8.05%, 10/22/24 ..... 4,503 4,484
L1902094.UP.FTS.B, 9.69%, 10/22/24 ..... 902 899
L1902354.UP.FTS.B, 12.7%, 10/22/24 ..... 4,536 4,515

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1901477.UP.FTS.B, 13.19%, 10/22/24 .... $ 2,703 $ 2,689
L1902268.UP.FTS.B, 14.19%, 10/22/24 .... 18,182 18,044
FW1895387.UP.FTS.B, 14.22%, 10/22/24 .. 4,657 4,624
L1901213.UP.FTS.B, 15.08%, 10/22/24 .... 22,758 22,586
L1902811.UP.FTS.B, 15.52%, 10/22/24 .... 3,755 3,708
FW1900872.UP.FTS.B, 18.12%, 10/22/24 .. 5,486 5,445
L1902710.UP.FTS.B, 18.85%, 10/22/24 .... 5,034 4,997
L1896884.UP.FTS.B, 19.31%, 10/22/24 .... 6,410 6,364
L1901253.UP.FTS.B, 19.45%, 10/22/24 .... 5,250 1,527
FW1901088.UP.FTS.B, 19.62%, 10/22/24 .. 1,374 1,364
L1902837.UP.FTS.B, 20.13%, 10/22/24 .... 1,295 1,283
FW1902685.UP.FTS.B, 20.49%, 10/22/24 .. 2,752 2,732
L1902733.UP.FTS.B, 21.31%, 10/22/24 .... 4,591 4,550
L1900998.UP.FTS.B, 21.32%, 10/22/24 .... 4,833 4,780
FW1901209.UP.FTS.B, 21.35%, 10/22/24 .. 918 910
FW1902521.UP.FTS.B, 21.52%, 10/22/24 .. 1,010 1,003
L1901625.UP.FTS.B, 21.76%, 10/22/24 .... 6,242 6,175
L1875546.UP.FTS.B, 21.84%, 10/22/24 .... 1,654 1,639
L1902017.UP.FTS.B, 22.16%, 10/22/24 .... 1,006 996
FW1901769.UP.FTS.B, 22.22%, 10/22/24 .. 4,597 4,564
L1900838.UP.FTS.B, 22.33%, 10/22/24 .... 5,643 5,601
L1900722.UP.FTS.B, 23.23%, 10/22/24 .... 5,456 5,416
L1901126.UP.FTS.B, 23.27%, 10/22/24 .... 16,576 16,428
L1900754.UP.FTS.B, 23.33%, 10/22/24 .... 3,074 3,040
FW1901937.UP.FTS.B, 24.32%, 10/22/24 .. 11,064 10,965
FW1902725.UP.FTS.B, 26.82%, 10/22/24 .. 3,701 3,669
FW1901404.UP.FTS.B, 27.07%, 10/22/24 .. 15,714 2,423
FW1901723.UP.FTS.B, 27.55%, 10/22/24 .. 4,893 753
FW1902648.UP.FTS.B, 29%, 10/22/24 .... 5,785 1,723
L2031380.UP.FTS.B, 6.17%, 11/12/24 ..... 6,927 6,901
L2031821.UP.FTS.B, 6.68%, 11/12/24 ..... 5,159 5,129
L2032548.UP.FTS.B, 7.85%, 11/12/24 ..... 10,130 10,074
L2031918.UP.FTS.B, 8.28%, 11/12/24 ..... 2,778 2,765
L2002430.UP.FTS.B, 8.48%, 11/12/24 ..... 2,871 2,858
L2031630.UP.FTS.B, 9.03%, 11/12/24 ..... 6,487 6,457
L2031494.UP.FTS.B, 9.06%, 11/12/24 ..... 5,533 5,503
FW2031311.UP.FTS.B, 9.3%, 11/12/24 .... 2,001 1,984
L2032651.UP.FTS.B, 9.8%, 11/12/24 ...... 3,247 3,231
L2033075.UP.FTS.B, 11.83%, 11/12/24 .... 10,245 10,188
L2032893.UP.FTS.B, 11.86%, 11/12/24 .... 1,953 509
L2031949.UP.FTS.B, 13.15%, 11/12/24 .... 10,985 10,924
L2032627.UP.FTS.B, 14.45%, 11/12/24 .... 1,865 1,848
FW2033188.UP.FTS.B, 15.1%, 11/12/24 ... 5,972 5,917
L2033117.UP.FTS.B, 15.91%, 11/12/24 .... 5,043 4,997
L2032469.UP.FTS.B, 17.26%, 11/12/24 .... 823 812
L2032999.UP.FTS.B, 17.5%, 11/12/24 ..... 5,642 5,593
L2030693.UP.FTS.B, 17.81%, 11/12/24 .... 3,275 3,246
FW2032267.UP.FTS.B, 18.58%, 11/12/24 .. 4,790 4,538
L2032406.UP.FTS.B, 19.26%, 11/12/24 .... 5,623 5,573
L2031921.UP.FTS.B, 19.5%, 11/12/24 ..... 5,624 5,574
FW2032368.UP.FTS.B, 20.11%, 11/12/24 .. 8,916 8,814
L2030998.UP.FTS.B, 20.7%, 11/12/24 ..... 10,147 10,034
L2033189.UP.FTS.B, 21.52%, 11/12/24 .... 1,127 1,117
FW2031299.UP.FTS.B, 21.82%, 11/12/24 .. 8,050 7,963
FW2032694.UP.FTS.B, 22.49%, 11/12/24 .. 5,663 5,600
L2031497.UP.FTS.B, 23.3%, 11/12/24 ..... 2,057 2,031
L2031708.UP.FTS.B, 24.46%, 11/12/24 .... 7,500 1,245
FW2033085.UP.FTS.B, 25.77%, 11/12/24 .. 6,556 6,472
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2032765.UP.FTS.B, 27.87%, 11/12/24 .. $ 5,670 $ 5,608
FW2032721.UP.FTS.B, 28.48%, 11/12/24 .. 9,818 2,874
FW2021695.UP.FTS.B, 29.12%, 11/12/24 .. 2,933 2,901
FW2031946.UP.FTS.B, 29.18%, 11/12/24 .. 5,677 5,615
FW2030908.UP.FTS.B, 29.29%, 11/12/24 .. 4,384 4,338
L2102716.UP.FTS.B, 6.59%, 11/23/24 ..... 4,621 4,609
L2103900.UP.FTS.B, 7.28%, 11/23/24 ..... 4,624 4,613
L2102014.UP.FTS.B, 8.1%, 11/23/24 ...... 3,148 3,138
L2101938.UP.FTS.B, 8.87%, 11/23/24 ..... 2,409 2,402
L2102521.UP.FTS.B, 9.48%, 11/23/24 ..... 6,769 6,749
L2102773.UP.FTS.B, 10.25%, 11/23/24 .... 1,114 1,110
L2103582.UP.FTS.B, 11.94%, 11/23/24 .... 6,150 6,125
L2103839.UP.FTS.B, 11.98%, 11/23/24 .... 5,579 5,562
L2102080.UP.FTS.B, 12.09%, 11/23/24 .... 2,325 2,318
L2101841.UP.FTS.B, 12.19%, 11/23/24 .... 1,395 1,391
L2102945.UP.FTS.B, 12.52%, 11/23/24 .... 5,583 5,565
FW2102565.UP.FTS.B, 13.23%, 11/23/24 .. 918 911
L2103161.UP.FTS.B, 14.04%, 11/23/24 .... 2,787 2,776
L2101555.UP.FTS.B, 14.18%, 11/23/24 .... 1,085 1,080
L2103173.UP.FTS.B, 14.48%, 11/23/24 .... 4,196 4,184
FW2102978.UP.FTS.B, 15.1%, 11/23/24 ... 2,884 2,875
FW2101012.UP.FTS.B, 15.23%, 11/23/24 .. 3,350 3,345
L2101642.UP.FTS.B, 15.95%, 11/23/24 .... 7,175 7,129
L2102263.UP.FTS.B, 17.21%, 11/23/24 .... 1,870 1,860
L2103519.UP.FTS.B, 17.52%, 11/23/24 .... 3,252 3,230
L2102733.UP.FTS.B, 17.97%, 11/23/24 .... 6,083 6,051
L2099426.UP.FTS.B, 18.86%, 11/23/24 .... 2,342 2,330
FW2102335.UP.FTS.B, 19.49%, 11/23/24 .. 2,343 2,331
L2102908.UP.FTS.B, 19.98%, 11/23/24 .... 1,395 1,386
L2103410.UP.FTS.B, 20.18%, 11/23/24 .... 4,690 4,666
L2103709.UP.FTS.B, 20.75%, 11/23/24 .... 2,065 2,054
L2102178.UP.FTS.B, 21.01%, 11/23/24 .... 2,816 2,798
L2102185.UP.FTS.B, 21.19%, 11/23/24 .... 7,043 7,007
L2103127.UP.FTS.B, 21.34%, 11/23/24 .... 9,916 9,838
L2101911.UP.FTS.B, 22.18%, 11/23/24 .... 7,519 7,472
FW2102005.UP.FTS.B, 22.51%, 11/23/24 .. 5,641 5,606
L2102659.UP.FTS.B, 22.84%, 11/23/24 .... 6,584 6,543
FW2102627.UP.FTS.B, 24.07%, 11/23/24 .. 3,855 3,840
FW2102772.UP.FTS.B, 25.91%, 11/23/24 .. 4,831 4,813
FW2103646.UP.FTS.B, 26.77%, 11/23/24 .. 2,618 2,591
FW2103253.UP.FTS.B, 27.01%, 11/23/24 .. 1,802 1,786
FW2103254.UP.FTS.B, 28.98%, 11/23/24 .. 3,027 3,010
FW2103797.UP.FTS.B, 29.82%, 11/23/24 .. 6,627 6,590
L2250253.UP.FTS.B, 5.3%, 12/14/24 ..... 26,164 26,059
FW2247150.UP.FTS.B, 7.75%, 12/14/24 ... 5,228 5,214
L2249821.UP.FTS.B, 9.1%, 12/14/24 ..... 952 948
L2249474.UP.FTS.B, 9.8%, 12/14/24 ..... 2,371 2,360
L2249818.UP.FTS.B, 9.92%, 12/14/24 ..... 3,806 3,789
L2248588.UP.FTS.B, 10.67%, 12/14/24 .... 14,238 14,172
L2251137.UP.FTS.B, 11.74%, 12/14/24 .... 23,838 23,754
L2249713.UP.FTS.B, 11.85%, 12/14/24 .... 3,814 3,797
L2249033.UP.FTS.B, 12.44%, 12/14/24 .... 9,503 9,450
L2249391.UP.FTS.B, 12.58%, 12/14/24 .... 2,059 2,047
L2248563.UP.FTS.B, 12.74%, 12/14/24 .... 2,958 2,945
L2251228.UP.FTS.B, 12.94%, 12/14/24 .... 1,432 1,425
L2248952.UP.FTS.B, 12.98%, 12/14/24 .... 6,681 6,651
L2250705.UP.FTS.B, 13.29%, 12/14/24 .... 955 950
L2250256.UP.FTS.B, 14.38%, 12/14/24 .... 5,409 5,136

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2248867.UP.FTS.B, 14.64%, 12/14/24 .... $ 4,752 $ 4,725
L2248849.UP.FTS.B, 14.84%, 12/14/24 .... 2,457 2,428
L2250026.UP.FTS.B, 15.72%, 12/14/24 .... 5,069 5,032
L2251099.UP.FTS.B, 15.99%, 12/14/24 .... 1,374 1,360
FW2249991.UP.FTS.B, 16.74%, 12/14/24 .. 4,307 4,276
L2250280.UP.FTS.B, 16.83%, 12/14/24 .... 6,083 6,026
L2248645.UP.FTS.B, 17.82%, 12/14/24 .... 5,747 5,706
L2249946.UP.FTS.B, 17.98%, 12/14/24 .... 3,832 3,804
L2249692.UP.FTS.B, 18.04%, 12/14/24 .... 7,664 7,609
L2249171.UP.FTS.B, 19.01%, 12/14/24 .... 6,710 6,662
FW2249440.UP.FTS.B, 19.65%, 12/14/24 .. 953 945
L2250240.UP.FTS.B, 20.48%, 12/14/24 .... 960 953
L2250459.UP.FTS.B, 21.22%, 12/14/24 .... 4,225 4,187
L2248558.UP.FTS.B, 21.57%, 12/14/24 .... 960 952
L2251174.UP.FTS.B, 21.98%, 12/14/24 .... 3,362 3,332
FW2250657.UP.FTS.B, 22.04%, 12/14/24 .. 961 954
L2238243.UP.FTS.B, 22.69%, 12/14/24 .... 3,844 3,810
L2250214.UP.FTS.B, 22.7%, 12/14/24 ..... 9,000 2,749
L2248667.UP.FTS.B, 22.71%, 12/14/24 .... 1,431 1,415
FW2250596.UP.FTS.B, 22.87%, 12/14/24 .. 3,076 3,048
L2249754.UP.FTS.B, 22.91%, 12/14/24 .... 3,174 3,146
FW2249278.UP.FTS.B, 23.56%, 12/14/24 .. 1,923 1,910
L2250234.UP.FTS.B, 24.22%, 12/14/24 .... 4,714 4,672
FW2249744.UP.FTS.B, 24.36%, 12/14/24 .. 1,924 1,907
FW2251405.UP.FTS.B, 24.46%, 12/14/24 .. 1,924 1,907
FW2250179.UP.FTS.B, 25.41%, 12/14/24 .. 3,370 3,340
FW2250905.UP.FTS.B, 25.42%, 12/14/24 .. 982 933
FW2250656.UP.FTS.B, 26.59%, 12/14/24 .. 1,200 350
FW2249531.UP.FTS.B, 27.05%, 12/14/24 .. 4,819 4,776
FW2250011.UP.FTS.B, 27.44%, 12/14/24 .. 4,049 4,013
FW2250753.UP.FTS.B, 28.29%, 12/14/24 .. 2,894 2,868
FW2249611.UP.FTS.B, 28.33%, 12/14/24 .. 1,965 1,868
FW2248798.UP.FTS.B, 28.6%, 12/14/24 ... 2,120 2,097
FW2248958.UP.FTS.B, 28.78%, 12/14/24 .. 1,737 1,721
FW2249423.UP.FTS.B, 28.9%, 12/14/24 ... 965 956
FW2250630.UP.FTS.B, 28.93%, 12/14/24 .. 1,444 1,428
FW2249206.UP.FTS.B, 28.96%, 12/14/24 .. 1,351 1,339
FW2248284.UP.FTS.B, 29.12%, 12/14/24 .. 3,389 3,216
L2251006.UP.FTS.B, 6.59%, 12/15/24 ..... 2,374 2,369
L2252015.UP.FTS.B, 6.88%, 12/15/24 ..... 2,850 2,843
L2253130.UP.FTS.B, 10.71%, 12/15/24 .... 5,717 5,700
L2253004.UP.FTS.B, 13.29%, 12/15/24 .... 7,634 7,606
L2250196.UP.FTS.B, 14.38%, 12/15/24 .... 5,255 5,222
FW2251095.UP.FTS.B, 15.84%, 12/15/24 .. 1,906 1,891
FW2251549.UP.FTS.B, 16.2%, 12/15/24 ... 1,385 1,373
L2251539.UP.FTS.B, 16.31%, 12/15/24 .... 7,654 7,607
L2253233.UP.FTS.B, 17.76%, 12/15/24 .... 5,268 5,236
L2253008.UP.FTS.B, 17.8%, 12/15/24 ..... 4,311 4,285
L2251602.UP.FTS.B, 18.36%, 12/15/24 .... 3,354 3,334
L2252717.UP.FTS.B, 19.17%, 12/15/24 .... 4,794 4,765
FW2251695.UP.FTS.B, 19.28%, 12/15/24 .. 6,678 6,627
FW2253350.UP.FTS.B, 19.8%, 12/15/24 ... 3,837 3,808
L2252886.UP.FTS.B, 20.6%, 12/15/24 ..... 1,248 1,240
L2249377.UP.FTS.B, 20.67%, 12/15/24 .... 7,198 7,144
L2252058.UP.FTS.B, 20.99%, 12/15/24 .... 1,152 1,145
FW2252026.UP.FTS.B, 21.07%, 12/15/24 .. 4,286 4,243
L2240893.UP.FTS.B, 21.21%, 12/15/24 .... 24,003 23,864
FW2252326.UP.FTS.B, 21.53%, 12/15/24 .. 7,683 7,638
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2253679.UP.FTS.B, 22.11%, 12/15/24 .... $ 3,843 $ 3,814
FW2249426.UP.FTS.B, 22.47%, 12/15/24 .. 6,270 6,224
FW2251845.UP.FTS.B, 22.89%, 12/15/24 .. 2,017 2,002
L2251577.UP.FTS.B, 23.09%, 12/15/24 .... 3,091 3,055
L2253201.UP.FTS.B, 23.48%, 12/15/24 .... 2,885 2,864
FW2253584.UP.FTS.B, 25.02%, 12/15/24 .. 17,326 17,201
FW2249116.UP.FTS.B, 28.33%, 12/15/24 .. 1,254 1,247
FW2251502.UP.FTS.B, 29.17%, 12/15/24 .. 6,756 6,709
FW2253772.UP.FTS.B, 29.37%, 12/15/24 .. 2,207 2,187
FW2250071.UP.FTS.B, 30.65%, 12/15/24 .. 5,989 5,948
L2499293.UP.FTS.B, 6.07%, 1/24/25 ..... 15,595 15,588
L2491823.UP.FTS.B, 6.34%, 1/24/25 ..... 4,874 4,872
FW2498281.UP.FTS.B, 7.12%, 1/24/25 .... 1,459 1,456
L2499253.UP.FTS.B, 7.19%, 1/24/25 ..... 40,956 40,938
L2491568.UP.FTS.B, 7.35%, 1/24/25 ..... 3,000 3,007
L2499551.UP.FTS.B, 8.93%, 1/24/25 ..... 9,758 9,751
L2498976.UP.FTS.B, 9.51%, 1/24/25 ..... 14,641 14,629
L2499846.UP.FTS.B, 10.23%, 1/24/25 ..... 5,858 5,853
L2498922.UP.FTS.B, 10.53%, 1/24/25 ..... 4,882 4,878
FW2500459.UP.FTS.B, 10.8%, 1/24/25 .... 1,660 1,658
L2498779.UP.FTS.B, 11.48%, 1/24/25 ..... 977 976
L2497791.UP.FTS.B, 11.97%, 1/24/25 ..... 3,908 3,903
L2499082.UP.FTS.B, 12.89%, 1/24/25 ..... 13,682 13,667
L2497521.UP.FTS.B, 13.37%, 1/24/25 ..... 1,955 1,953
FW2499139.UP.FTS.B, 14.86%, 1/24/25 ... 1,467 1,464
L2499336.UP.FTS.B, 15.49%, 1/24/25 ..... 1,467 1,465
L2497860.UP.FTS.B, 16.59%, 1/24/25 ..... 1,468 1,465
FW2499341.UP.FTS.B, 16.67%, 1/24/25 ... 1,467 1,462
L2497587.UP.FTS.B, 16.78%, 1/24/25 ..... 1,957 1,954
FW2497313.UP.FTS.B, 17.51%, 1/24/25 ... 50,000 49,930
L2495345.UP.FTS.B, 20.06%, 1/24/25 ..... 7,349 7,336
L2499854.UP.FTS.B, 22.79%, 1/24/25 ..... 6,865 6,854
L2500532.UP.FTS.B, 23.03%, 1/24/25 ..... 1,667 1,664
FW2497753.UP.FTS.B, 26.22%, 1/24/25 ... 5,891 5,879
FW2499886.UP.FTS.B, 26.23%, 1/24/25 ... 13,746 13,723
FW2498195.UP.FTS.B, 26.98%, 1/24/25 ... 8,752 8,707
FW2497524.UP.FTS.B, 28.76%, 1/24/25 ... 2,917 2,902
FW2497701.UP.FTS.B, 28.96%, 1/24/25 ... 3,145 3,138
FW2496668.UP.FTS.B, 5.04%, 1/25/25 .... 24,357 24,349
L2501009.UP.FTS.B, 5.3%, 1/25/25 ...... 9,744 9,741
L2501544.UP.FTS.B, 6.11%, 1/25/25 ...... 3,412 3,410
L2477274.UP.FTS.B, 6.54%, 1/25/25 ..... 6,326 6,315
L2502696.UP.FTS.B, 7.45%, 1/25/25 ..... 4,854 4,844
FW2502837.UP.FTS.B, 8.49%, 1/25/25 .... 976 975
FW2502316.UP.FTS.B, 8.56%, 1/25/25 .... 1,171 1,170
L2501769.UP.FTS.B, 8.83%, 1/25/25 ..... 9,758 9,752
FW2502102.UP.FTS.B, 9.39%, 1/25/25 .... 976 975
L2501978.UP.FTS.B, 10.16%, 1/25/25 ..... 1,953 1,951
L2502709.UP.FTS.B, 10.64%, 1/25/25 ..... 17,000 17,061
FW2502461.UP.FTS.B, 10.75%, 1/25/25 ... 2,930 2,928
L2503015.UP.FTS.B, 11.17%, 1/25/25 ..... 975 973
FW2503195.UP.FTS.B, 11.21%, 1/25/25 ... 13,185 13,173
L2501275.UP.FTS.B, 11.42%, 1/25/25 ..... 2,637 2,636
L2502561.UP.FTS.B, 11.5%, 1/25/25 ...... 2,924 2,917
FW2501076.UP.FTS.B, 12.39%, 1/25/25 ... 977 976
L2500956.UP.FTS.B, 13.21%, 1/25/25 ..... 2,932 2,930
L2501451.UP.FTS.B, 13.58%, 1/25/25 ..... 1,132 1,129
FW2503345.UP.FTS.B, 13.6%, 1/25/25 .... 2,933 2,930

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2503482.UP.FTS.B, 16.69%, 1/25/25 ... $ 1,077 $ 1,075
L2502390.UP.FTS.B, 16.88%, 1/25/25 ..... 979 977
FW2501793.UP.FTS.B, 17.35%, 1/25/25 ... 1,958 1,955
FW2501790.UP.FTS.B, 20.53%, 1/25/25 ... 2,779 2,764
L2502079.UP.FTS.B, 20.91%, 1/25/25 ..... 4,901 4,894
L2502605.UP.FTS.B, 21.21%, 1/25/25 ..... 45 45
L2502143.UP.FTS.B, 21.34%, 1/25/25 ..... 11,763 11,743
L2501394.UP.FTS.B, 21.45%, 1/25/25 ..... 12,547 12,526
L2503447.UP.FTS.B, 21.45%, 1/25/25 ..... 6,862 6,850
L2500631.UP.FTS.B, 22.56%, 1/25/25 ..... 9,807 9,790
L2501802.UP.FTS.B, 23.18%, 1/25/25 ..... 981 979
FW2503223.UP.FTS.B, 25.57%, 1/25/25 ... 2,945 2,940
FW2502139.UP.FTS.B, 27.5%, 1/25/25 .... 5,894 5,884
FW2501617.UP.FTS.B, 27.92%, 1/25/25 ... 19,648 19,616
FW2502835.UP.FTS.B, 28.01%, 1/25/25 ... 3,438 3,433
FW2503206.UP.FTS.B, 28.84%, 1/25/25 ... 1,474 1,472
FW2503051.UP.FTS.B, 29.1%, 1/25/25 .... 1,031 1,025
FW1729657.UP.FTS.B, 9.44%, 9/17/26 .... 6,536 6,511
L1729743.UP.FTS.B, 11.64%, 9/17/26 ..... 46,862 46,577
L1728160.UP.FTS.B, 12.23%, 9/17/26 ..... 4,691 4,663
L1723407.UP.FTS.B, 12.98%, 9/17/26 ..... 9,425 8,885
FW1730300.UP.FTS.B, 13.99%, 9/17/26 ... 5,246 5,197
L1730225.UP.FTS.B, 14.84%, 9/17/26 ..... 838 832
L1728895.UP.FTS.B, 14.87%, 9/17/26 ..... 3,287 3,265
L1730112.UP.FTS.B, 15.91%, 9/17/26 ..... 2,832 2,805
L1729289.UP.FTS.B, 17.07%, 9/17/26 ..... 2,837 2,810
L1729863.UP.FTS.B, 17.12%, 9/17/26 ..... 23,577 23,287
FW1729819.UP.FTS.B, 18.12%, 9/17/26 ... 2,084 2,064
L1729483.UP.FTS.B, 18.23%, 9/17/26 ..... 14,457 13,649
FW1729970.UP.FTS.B, 18.27%, 9/17/26 ... 23,681 23,408
L1729699.UP.FTS.B, 18.77%, 9/17/26 ..... 3,094 3,051
L1729786.UP.FTS.B, 18.84%, 9/17/26 ..... 5,689 5,624
L1730162.UP.FTS.B, 19.56%, 9/17/26 ..... 4,745 4,691
L1729529.UP.FTS.B, 20.22%, 9/17/26 ..... 12,365 12,273
FW1730364.UP.FTS.B, 20.42%, 9/17/26 ... 2,881 2,721
L1729751.UP.FTS.B, 20.66%, 9/17/26 ..... 6,654 6,604
FW1730043.UP.FTS.B, 21.14%, 9/17/26 ... 4,376 4,343
L1729813.UP.FTS.B, 21.17%, 9/17/26 ..... 6,661 6,585
FW1729704.UP.FTS.B, 21.57%, 9/17/26 ... 19,036 18,819
L1730077.UP.FTS.B, 21.62%, 9/17/26 ..... 6,876 6,787
L1730290.UP.FTS.B, 23.01%, 9/17/26 ..... 7,249 7,196
L1730120.UP.FTS.B, 23.06%, 9/17/26 ..... 10,491 10,414
L1729719.UP.FTS.B, 23.41%, 9/17/26 ..... 9,452 9,377
FW1729408.UP.FTS.B, 23.55%, 9/17/26 ... 3,692 3,507
L1729698.UP.FTS.B, 23.96%, 9/17/26 ..... 5,762 5,468
L1729627.UP.FTS.B, 24.42%, 9/17/26 ..... 9,555 9,485
L1729824.UP.FTS.B, 25.14%, 9/17/26 ..... 6,303 6,257
L1728842.UP.FTS.B, 25.21%, 9/17/26 ..... 19,129 18,990
L1729392.UP.FTS.B, 25.28%, 9/17/26 ..... 955 948
L1729663.UP.FTS.B, 25.4%, 9/17/26 ..... 14,351 14,246
FW1730415.UP.FTS.B, 25.51%, 9/17/26 ... 5,948 81
FW1729883.UP.FTS.B, 25.62%, 9/17/26 ... 4,777 4,742
L1728252.UP.FTS.B, 25.65%, 9/17/26 ..... 11,867 11,781
L1729688.UP.FTS.B, 26.02%, 9/17/26 ..... 1,915 1,894
L1729964.UP.FTS.B, 26.27%, 9/17/26 ..... 3,250 3,200
FW1730296.UP.FTS.B, 27.27%, 9/17/26 ... 7,741 7,355
FW1729216.UP.FTS.B, 28.26%, 9/17/26 ... 4,800 4,766
FW1729302.UP.FTS.B, 28.5%, 9/17/26 .... 1,345 1,336
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1730388.UP.FTS.B, 28.64%, 9/17/26 ... $ 14,792 $ 14,687
FW1729684.UP.FTS.B, 29.1%, 9/17/26 .... 11,533 11,451
FW1729744.UP.FTS.B, 29.63%, 9/17/26 ... 8,655 8,594
FW1729695.UP.FTS.B, 29.91%, 9/17/26 ... 48,099 47,759
FW1729641.UP.FTS.B, 30.22%, 9/17/26 ... 4,619 4,587
FW1729187.UP.FTS.B, 30.3%, 9/17/26 .... 7,119 7,045
FW1728143.UP.FTS.B, 30.44%, 9/17/26 ... 5,102 5,066
FW1730150.UP.FTS.B, 30.64%, 9/17/26 ... 1,252 1,243
FW1729859.UP.FTS.B, 30.83%, 9/17/26 ... 9,630 9,562
FW1729402.UP.FTS.B, 31.22%, 9/17/26 ... 20,387 19,369
FW1727856.UP.FTS.B, 31.23%, 9/17/26 ... 2,601 2,583
FW1728162.UP.FTS.B, 31.41%, 9/17/26 ... 2,876 2,856
FW1730036.UP.FTS.B, 31.55%, 9/17/26 ... 7,490 7,426
FW1729390.UP.FTS.B, 32.18%, 9/17/26 ... 2,315 2,299
FW1729220.UP.FTS.B, 32.29%, 9/17/26 ... 3,376 3,352
FW1728926.UP.FTS.B, 32.35%, 9/17/26 ... 2,661 2,639
FW1729788.UP.FTS.B, 32.4%, 9/17/26 .... 5,209 5,173
FW1902353.UP.FTS.B, 5.71%, 10/22/26 ... 13,189 13,172
L1902780.UP.FTS.B, 7.49%, 10/22/26 ..... 6,581 6,559
L1902219.UP.FTS.B, 10.65%, 10/22/26 .... 9,489 9,446
L1901633.UP.FTS.B, 11.17%, 10/22/26 .... 4,748 4,727
L1901059.UP.FTS.B, 11.8%, 10/22/26 ..... 3,805 3,788
L1902506.UP.FTS.B, 12.6%, 10/22/26 ..... 33,302 33,155
L1887930.UP.FTS.B, 12.89%, 10/22/26 .... 3,526 3,510
L1901748.UP.FTS.B, 12.93%, 10/22/26 .... 8,548 8,504
L1902477.UP.FTS.B, 13.65%, 10/22/26 .... 9,643 9,601
FW1902782.UP.FTS.B, 14.11%, 10/22/26 .. 19,028 18,933
L1901083.UP.FTS.B, 14.22%, 10/22/26 .... 4,291 4,273
L1902575.UP.FTS.B, 14.33%, 10/22/26 .... 1,395 1,388
L1901955.UP.FTS.B, 15.79%, 10/22/26 .... 9,555 9,489
L1902333.UP.FTS.B, 15.82%, 10/22/26 .... 22,933 22,776
L1901861.UP.FTS.B, 16.26%, 10/22/26 .... 1,431 1,424
FW1901571.UP.FTS.B, 16.95%, 10/22/26 .. 11,961 11,880
L1901582.UP.FTS.B, 17.7%, 10/22/26 ..... 20,305 20,169
L1901001.UP.FTS.B, 18.48%, 10/22/26 .... 4,396 4,343
FW1901195.UP.FTS.B, 18.66%, 10/22/26 .. 2,205 2,187
L1901585.UP.FTS.B, 18.87%, 10/22/26 .... 3,837 3,804
L1902177.UP.FTS.B, 19.16%, 10/22/26 .... 18,178 18,000
L1901212.UP.FTS.B, 19.55%, 10/22/26 .... 5,834 5,808
L1902855.UP.FTS.B, 19.55%, 10/22/26 .... 2,880 2,855
L1901595.UP.FTS.B, 20.19%, 10/22/26 .... 4,419 4,382
L1900981.UP.FTS.B, 20.57%, 10/22/26 .... 3,372 3,343
L1901936.UP.FTS.B, 21.29%, 10/22/26 .... 10,581 10,527
FW1902510.UP.FTS.B, 21.87%, 10/22/26 .. 19,250 19,154
L1902068.UP.FTS.B, 21.92%, 10/22/26 .... 8,358 8,313
L1902547.UP.FTS.B, 22.05%, 10/22/26 .... 8,833 2,590
L1902424.UP.FTS.B, 22.14%, 10/22/26 .... 12,420 12,358
L1902840.UP.FTS.B, 22.56%, 10/22/26 .... 12,618 12,515
L1902300.UP.FTS.B, 22.58%, 10/22/26 .... 4,816 4,793
L1901067.UP.FTS.B, 23.17%, 10/22/26 .... 14,458 14,387
L1900642.UP.FTS.B, 23.33%, 10/22/26 .... 4,321 4,298
FW1902786.UP.FTS.B, 23.49%, 10/22/26 .. 10,449 10,385
L1902567.UP.FTS.B, 23.92%, 10/22/26 .... 24,340 24,234
L1901771.UP.FTS.B, 24.44%, 10/22/26 .... 6,274 6,244
L1901141.UP.FTS.B, 24.79%, 10/22/26 .... 1,931 1,922
FW1901151.UP.FTS.B, 24.85%, 10/22/26 .. 2,200 379
FW1901677.UP.FTS.B, 24.92%, 10/22/26 .. 28,971 28,832
L1901018.UP.FTS.B, 25.18%, 10/22/26 .... 9,746 9,704

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1902683.UP.FTS.B, 25.19%, 10/22/26 .... $ 11,591 $ 11,536
L1901660.UP.FTS.B, 25.23%, 10/22/26 .... 1,642 1,634
L1901951.UP.FTS.B, 25.24%, 10/22/26 .... 2,318 2,307
FW1902836.UP.FTS.B, 25.41%, 10/22/26 .. 47,641 47,357
L1902657.UP.FTS.B, 25.42%, 10/22/26 .... 2,056 2,043
L1902485.UP.FTS.B, 25.47%, 10/22/26 .... 1,451 1,445
L1900275.UP.FTS.B, 25.48%, 10/22/26 .... 2,282 2,258
L1901089.UP.FTS.B, 25.48%, 10/22/26 .... 966 962
FW1902401.UP.FTS.B, 25.71%, 10/22/26 .. 4,543 4,521
L1902021.UP.FTS.B, 25.72%, 10/22/26 .... 2,513 2,501
L1902761.UP.FTS.B, 26.03%, 10/22/26 .... 2,127 2,117
FW1902199.UP.FTS.B, 26.04%, 10/22/26 .. 4,061 4,042
FW1902098.UP.FTS.B, 26.15%, 10/22/26 .. 4,835 4,812
L1901920.UP.FTS.B, 26.18%, 10/22/26 .... 2,611 2,598
FW1902581.UP.FTS.B, 26.52%, 10/22/26 .. 19,748 19,683
FW1902833.UP.FTS.B, 26.75%, 10/22/26 .. 48,375 48,150
FW1902133.UP.FTS.B, 27.21%, 10/22/26 .. 19,359 19,270
FW1886406.UP.FTS.B, 27.97%, 10/22/26 .. 11,748 11,686
FW1894923.UP.FTS.B, 28.29%, 10/22/26 .. 4,000 36
FW1901053.UP.FTS.B, 28.68%, 10/22/26 .. 3,393 3,377
FW1902052.UP.FTS.B, 28.9%, 10/22/26 ... 11,727 11,678
FW1902453.UP.FTS.B, 29.13%, 10/22/26 .. 5,938 911
FW1902473.UP.FTS.B, 30%, 10/22/26 .... 5,852 5,823
FW1901054.UP.FTS.B, 30.7%, 10/22/26 ... 1,068 1,064
FW1900529.UP.FTS.B, 30.81%, 10/22/26 .. 5,906 5,877
FW1901629.UP.FTS.B, 31%, 10/22/26 .... 4,177 4,159
FW1902583.UP.FTS.B, 31%, 10/22/26 .... 1,577 471
FW1901509.UP.FTS.B, 31.16%, 10/22/26 .. 7,732 7,701
FW1902391.UP.FTS.B, 31.19%, 10/22/26 .. 3,488 3,471
FW1901303.UP.FTS.B, 31.21%, 10/22/26 .. 3,692 3,676
FW1900628.UP.FTS.B, 31.23%, 10/22/26 .. 1,069 1,064
FW1902299.UP.FTS.B, 31.27%, 10/22/26 .. 7,676 7,643
FW1902681.UP.FTS.B, 31.63%, 10/22/26 .. 7,776 7,743
FW1901725.UP.FTS.B, 31.78%, 10/22/26 .. 13,420 13,363
FW1901994.UP.FTS.B, 32.7%, 10/22/26 ... 7,395 7,363
L2031623.UP.FTS.B, 9.89%, 11/12/26 ..... 35,466 35,337
L2032896.UP.FTS.B, 9.9%, 11/12/26 ...... 6,725 6,701
L2030228.UP.FTS.B, 11.02%, 11/12/26 .... 19,289 19,170
L2031352.UP.FTS.B, 11.14%, 11/12/26 .... 2,406 2,394
L2031108.UP.FTS.B, 11.34%, 11/12/26 .... 46,199 45,969
L2032935.UP.FTS.B, 11.41%, 11/12/26 .... 24,064 23,996
L2032147.UP.FTS.B, 11.65%, 11/12/26 .... 7,702 7,664
L2032600.UP.FTS.B, 12.19%, 11/12/26 .... 7,225 7,189
L2032561.UP.FTS.B, 12.57%, 11/12/26 .... 14,471 14,401
FW2032979.UP.FTS.B, 12.77%, 11/12/26 .. 7,711 7,673
L2032884.UP.FTS.B, 12.78%, 11/12/26 .... 7,711 7,673
FW2032727.UP.FTS.B, 12.91%, 11/12/26 .. 3,374 3,358
L2032885.UP.FTS.B, 12.92%, 11/12/26 .... 4,713 4,684
L2032155.UP.FTS.B, 12.96%, 11/12/26 .... 7,721 7,684
FW2031248.UP.FTS.B, 13.13%, 11/12/26 .. 7,489 7,445
FW2032795.UP.FTS.B, 13.19%, 11/12/26 .. 7,714 7,677
L2030856.UP.FTS.B, 13.22%, 11/12/26 .... 9,643 9,596
FW2031491.UP.FTS.B, 13.32%, 11/12/26 .. 6,269 6,238
L2030962.UP.FTS.B, 13.54%, 11/12/26 .... 7,717 7,680
FW2032278.UP.FTS.B, 13.85%, 11/12/26 .. 4,825 4,801
L2032791.UP.FTS.B, 14.03%, 11/12/26 .... 2,895 2,881
L2032226.UP.FTS.B, 14.31%, 11/12/26 .... 23,543 23,404
L2031496.UP.FTS.B, 14.48%, 11/12/26 .... 7,724 7,687
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2031580.UP.FTS.B, 14.88%, 11/12/26 .... $ 1,932 $ 1,923
L2032373.UP.FTS.B, 14.92%, 11/12/26 .... 9,659 9,613
FW2032722.UP.FTS.B, 14.98%, 11/12/26 .. 7,728 7,691
L2030829.UP.FTS.B, 14.99%, 11/12/26 .... 15,456 15,382
L2032174.UP.FTS.B, 15.1%, 11/12/26 ..... 6,763 6,730
FW2032454.UP.FTS.B, 15.76%, 11/12/26 .. 9,487 9,414
L2032268.UP.FTS.B, 15.84%, 11/12/26 .... 20,684 20,493
L2033071.UP.FTS.B, 15.91%, 11/12/26 .... 3,598 3,582
FW2031845.UP.FTS.B, 15.93%, 11/12/26 .. 14,503 14,391
FW2032747.UP.FTS.B, 16.19%, 11/12/26 .. 14,594 14,485
FW2032538.UP.FTS.B, 16.45%, 11/12/26 .. 4,837 4,814
L2032366.UP.FTS.B, 16.55%, 11/12/26 .... 7,574 7,529
FW2032997.UP.FTS.B, 16.58%, 11/12/26 .. 967 963
L2033082.UP.FTS.B, 16.64%, 11/12/26 .... 16,921 15,986
L2030808.UP.FTS.B, 16.75%, 11/12/26 .... 8,225 8,186
FW2032502.UP.FTS.B, 16.77%, 11/12/26 .. 7,741 7,705
L2033005.UP.FTS.B, 16.99%, 11/12/26 .... 3,914 3,702
L2033008.UP.FTS.B, 17.14%, 11/12/26 .... 6,195 6,147
L2031106.UP.FTS.B, 17.27%, 11/12/26 .... 7,570 7,498
L2031479.UP.FTS.B, 17.32%, 11/12/26 .... 14,618 14,506
L2032509.UP.FTS.B, 17.7%, 11/12/26 ..... 3,387 3,357
L2030768.UP.FTS.B, 17.71%, 11/12/26 .... 4,842 4,805
L2027501.UP.FTS.B, 17.87%, 11/12/26 .... 4,895 4,634
L2032284.UP.FTS.B, 17.94%, 11/12/26 .... 4,848 4,802
L2032006.UP.FTS.B, 17.99%, 11/12/26 .... 6,076 5,997
L2030776.UP.FTS.B, 18.15%, 11/12/26 .... 4,676 4,655
FW2032396.UP.FTS.B, 18.3%, 11/12/26 ... 15,020 14,876
L2031481.UP.FTS.B, 18.31%, 11/12/26 .... 9,492 9,402
FW2031117.UP.FTS.B, 18.34%, 11/12/26 .. 9,690 9,597
L2032837.UP.FTS.B, 18.39%, 11/12/26 .... 9,691 9,617
L2030864.UP.FTS.B, 18.46%, 11/12/26 .... 9,304 9,261
L2030865.UP.FTS.B, 18.88%, 11/12/26 .... 3,393 3,361
FW2033031.UP.FTS.B, 18.91%, 11/12/26 .. 1,357 1,344
L2032849.UP.FTS.B, 19.14%, 11/12/26 .... 11,636 11,548
FW2032194.UP.FTS.B, 19.49%, 11/12/26 .. 7,275 7,206
L2030806.UP.FTS.B, 19.55%, 11/12/26 .... 3,880 3,843
FW2032947.UP.FTS.B, 19.59%, 11/12/26 .. 24,293 24,185
FW2030839.UP.FTS.B, 19.73%, 11/12/26 .. 21,978 21,706
FW2030457.UP.FTS.B, 19.74%, 11/12/26 .. 5,995 5,926
L2031425.UP.FTS.B, 19.77%, 11/12/26 .... 6,082 6,012
L2031289.UP.FTS.B, 19.82%, 11/12/26 .... 7,762 7,688
L2032060.UP.FTS.B, 20.25%, 11/12/26 .... 5,824 5,768
L2032905.UP.FTS.B, 20.65%, 11/12/26 .... 3,398 3,371
L2032195.UP.FTS.B, 20.89%, 11/12/26 .... 9,712 9,620
L2032456.UP.FTS.B, 20.93%, 11/12/26 .... 1,455 1,439
L2030959.UP.FTS.B, 21.08%, 11/12/26 .... 9,683 9,573
L2030794.UP.FTS.B, 21.21%, 11/12/26 .... 1,651 1,636
L2032266.UP.FTS.B, 21.24%, 11/12/26 .... 4,867 4,829
L2032324.UP.FTS.B, 21.35%, 11/12/26 .... 12,630 12,531
L2032168.UP.FTS.B, 21.6%, 11/12/26 ..... 9,248 9,180
FW2027921.UP.FTS.B, 21.63%, 11/12/26 .. 1,962 1,858
FW2032858.UP.FTS.B, 21.65%, 11/12/26 .. 14,800 2,385
L2031801.UP.FTS.B, 21.65%, 11/12/26 .... 3,887 3,851
FW2032674.UP.FTS.B, 21.86%, 11/12/26 .. 1,470 1,459
L2032292.UP.FTS.B, 21.9%, 11/12/26 ..... 1,634 1,576
L2032772.UP.FTS.B, 22.03%, 11/12/26 .... 4,900 4,865
FW2033134.UP.FTS.B, 22.19%, 11/12/26 .. 7,580 7,199
L2032065.UP.FTS.B, 22.33%, 11/12/26 .... 18,960 18,813

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2031176.UP.FTS.B, 22.37%, 11/12/26 .... $ 8,946 $ 8,862
FW2032681.UP.FTS.B, 22.41%, 11/12/26 .. 2,431 2,408
L2032742.UP.FTS.B, 22.42%, 11/12/26 .... 2,932 2,771
L2033183.UP.FTS.B, 22.68%, 11/12/26 .... 3,478 3,459
FW2032923.UP.FTS.B, 22.87%, 11/12/26 .. 5,837 5,792
L2031168.UP.FTS.B, 24.05%, 11/12/26 .... 4,868 4,831
L2029169.UP.FTS.B, 24.06%, 11/12/26 .... 11,347 11,239
L2032183.UP.FTS.B, 24.12%, 11/12/26 .... 9,737 9,663
FW2032995.UP.FTS.B, 24.13%, 11/12/26 .. 2,921 2,894
FW2031872.UP.FTS.B, 24.66%, 11/12/26 .. 29,225 29,002
L2031364.UP.FTS.B, 24.71%, 11/12/26 .... 3,426 3,401
L2031986.UP.FTS.B, 24.81%, 11/12/26 .... 9,784 9,713
FW2033202.UP.FTS.B, 25.01%, 11/12/26 .. 15,514 15,382
L2032407.UP.FTS.B, 25.01%, 11/12/26 .... 1,173 1,164
L2032352.UP.FTS.B, 25.02%, 11/12/26 .... 9,932 9,452
L2031441.UP.FTS.B, 25.1%, 11/12/26 ..... 3,606 3,578
L2031569.UP.FTS.B, 25.11%, 11/12/26 .... 4,385 4,352
L2030665.UP.FTS.B, 25.13%, 11/12/26 .... 4,303 4,264
L2032689.UP.FTS.B, 25.21%, 11/12/26 .... 5,652 5,600
FW2031174.UP.FTS.B, 25.25%, 11/12/26 .. 9,278 9,209
L2032525.UP.FTS.B, 25.33%, 11/12/26 .... 975 966
L2031372.UP.FTS.B, 25.41%, 11/12/26 .... 2,400 737
L2031753.UP.FTS.B, 25.41%, 11/12/26 .... 2,490 2,370
L2031145.UP.FTS.B, 25.44%, 11/12/26 .... 4,581 4,539
L2031781.UP.FTS.B, 25.49%, 11/12/26 .... 21,250 21,054
L2030886.UP.FTS.B, 25.5%, 11/12/26 ..... 20,178 20,025
L2031934.UP.FTS.B, 25.51%, 11/12/26 .... 2,924 2,902
FW2032331.UP.FTS.B, 25.7%, 11/12/26 ... 1,938 1,916
L2030633.UP.FTS.B, 25.9%, 11/12/26 ..... 2,341 2,323
L2032092.UP.FTS.B, 26.07%, 11/12/26 .... 7,509 7,452
FW2031600.UP.FTS.B, 26.6%, 11/12/26 ... 4,878 4,841
FW2032655.UP.FTS.B, 26.61%, 11/12/26 .. 5,854 5,810
FW2030941.UP.FTS.B, 26.62%, 11/12/26 .. 28,683 28,467
L2032337.UP.FTS.B, 26.62%, 11/12/26 .... 8,293 8,230
FW2031539.UP.FTS.B, 26.65%, 11/12/26 .. 4,878 4,841
L2032677.UP.FTS.B, 26.71%, 11/12/26 .... 7,805 7,747
FW2032771.UP.FTS.B, 26.84%, 11/12/26 .. 3,415 3,390
FW2031241.UP.FTS.B, 27.03%, 11/12/26 .. 3,400 500
FW2032877.UP.FTS.B, 27.2%, 11/12/26 ... 4,755 4,712
FW2003411.UP.FTS.B, 27.5%, 11/12/26 ... 7,270 7,207
FW2032753.UP.FTS.B, 27.55%, 11/12/26 .. 1,365 1,353
FW2031662.UP.FTS.B, 27.63%, 11/12/26 .. 7,381 7,012
FW2031263.UP.FTS.B, 27.74%, 11/12/26 .. 3,906 3,876
FW2032946.UP.FTS.B, 27.87%, 11/12/26 .. 24,413 24,230
FW2032026.UP.FTS.B, 29.26%, 11/12/26 .. 15,702 15,590
FW2033112.UP.FTS.B, 29.26%, 11/12/26 .. 5,865 5,821
FW2032549.UP.FTS.B, 29.36%, 11/12/26 .. 2,444 2,426
FW2030903.UP.FTS.B, 29.44%, 11/12/26 .. 4,931 4,903
FW2033144.UP.FTS.B, 29.76%, 11/12/26 .. 2,933 2,912
FW2032040.UP.FTS.B, 29.84%, 11/12/26 .. 1,760 1,747
FW2032799.UP.FTS.B, 29.91%, 11/12/26 .. 2,347 2,330
FW2030797.UP.FTS.B, 30%, 11/12/26 .... 22,275 22,081
FW2033131.UP.FTS.B, 30.02%, 11/12/26 .. 1,748 1,727
FW2031347.UP.FTS.B, 30.03%, 11/12/26 .. 15,877 4,629
FW2033213.UP.FTS.B, 30.17%, 11/12/26 .. 1,467 1,456
FW2031474.UP.FTS.B, 30.22%, 11/12/26 .. 3,320 3,293
FW2032450.UP.FTS.B, 30.43%, 11/12/26 .. 4,109 4,079
FW2031432.UP.FTS.B, 30.62%, 11/12/26 .. 4,112 4,082
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2031182.UP.FTS.B, 30.67%, 11/12/26 .. $ 3,914 $ 3,885
FW2031644.UP.FTS.B, 30.67%, 11/12/26 .. 1,761 1,748
FW2032197.UP.FTS.B, 30.75%, 11/12/26 .. 1,957 1,943
FW2018494.UP.FTS.B, 30.86%, 11/12/26 .. 1,600 267
FW2031627.UP.FTS.B, 30.86%, 11/12/26 .. 4,893 4,857
FW2032625.UP.FTS.B, 30.96%, 11/12/26 .. 813 802
FW2031985.UP.FTS.B, 31%, 11/12/26 .... 2,056 2,035
FW2031873.UP.FTS.B, 31.05%, 11/12/26 .. 979 972
FW2032325.UP.FTS.B, 31.07%, 11/12/26 .. 1,174 1,166
FW2031596.UP.FTS.B, 31.1%, 11/12/26 ... 5,481 5,441
FW2032994.UP.FTS.B, 31.15%, 11/12/26 .. 3,009 2,983
FW2033066.UP.FTS.B, 31.16%, 11/12/26 .. 7,145 7,093
FW2033123.UP.FTS.B, 31.18%, 11/12/26 .. 1,600 500
FW2033143.UP.FTS.B, 31.21%, 11/12/26 .. 19,576 19,433
FW2030963.UP.FTS.B, 31.23%, 11/12/26 .. 1,200 352
FW2032496.UP.FTS.B, 31.23%, 11/12/26 .. 8,711 8,648
FW2032619.UP.FTS.B, 31.24%, 11/12/26 .. 18,206 18,073
FW2033181.UP.FTS.B, 31.25%, 11/12/26 .. 2,277 665
FW2031715.UP.FTS.B, 31.33%, 11/12/26 .. 4,699 4,664
FW2033208.UP.FTS.B, 31.39%, 11/12/26 .. 3,720 3,693
FW2019354.UP.FTS.B, 31.57%, 11/12/26 .. 6,310 5,997
FW2033190.UP.FTS.B, 31.59%, 11/12/26 .. 2,105 2,086
FW2032062.UP.FTS.B, 31.82%, 11/12/26 .. 3,429 3,404
FW2032750.UP.FTS.B, 31.85%, 11/12/26 .. 2,487 2,369
FW2032397.UP.FTS.B, 31.93%, 11/12/26 .. 2,350 2,333
FW2101958.UP.FTS.B, 6.23%, 11/23/26 ... 37,329 37,303
L2101736.UP.FTS.B, 8.06%, 11/23/26 ..... 959 957
L2103598.UP.FTS.B, 8.71%, 11/23/26 ..... 15,357 15,330
L2102006.UP.FTS.B, 8.84%, 11/23/26 ..... 47,997 47,913
L2101895.UP.FTS.B, 8.9%, 11/23/26 ...... 14,370 14,335
FW2103621.UP.FTS.B, 10.34%, 11/23/26 .. 5,760 5,736
L2101981.UP.FTS.B, 11.14%, 11/23/26 .... 8,638 8,603
L2102059.UP.FTS.B, 12.22%, 11/23/26 .... 20,427 20,343
L2101522.UP.FTS.B, 12.34%, 11/23/26 .... 32,276 32,180
L2103822.UP.FTS.B, 12.78%, 11/23/26 .... 4,820 4,805
L2101315.UP.FTS.B, 12.86%, 11/23/26 .... 6,748 6,728
L2102025.UP.FTS.B, 13.15%, 11/23/26 .... 3,182 3,173
L2102939.UP.FTS.B, 13.35%, 11/23/26 .... 3,376 3,366
L2076017.UP.FTS.B, 13.49%, 11/23/26 .... 3,858 3,847
L2095249.UP.FTS.B, 14.31%, 11/23/26 .... 15,446 15,403
L2101974.UP.FTS.B, 14.36%, 11/23/26 .... 8,302 8,279
L2101130.UP.FTS.B, 14.68%, 11/23/26 .... 3,090 3,082
L2102807.UP.FTS.B, 15.1%, 11/23/26 ..... 19,876 19,754
L2103733.UP.FTS.B, 15.47%, 11/23/26 .... 9,616 9,579
FW2102638.UP.FTS.B, 15.48%, 11/23/26 .. 9,328 9,287
L2103246.UP.FTS.B, 15.57%, 11/23/26 .... 2,611 2,599
L2068146.UP.FTS.B, 16.06%, 11/23/26 .... 9,670 9,625
L2102888.UP.FTS.B, 16.12%, 11/23/26 .... 4,899 4,886
L2102751.UP.FTS.B, 16.5%, 11/23/26 ..... 3,869 3,852
L2103150.UP.FTS.B, 16.57%, 11/23/26 .... 5,805 5,789
FW2101751.UP.FTS.B, 16.63%, 11/23/26 .. 19,350 19,261
L2102461.UP.FTS.B, 16.75%, 11/23/26 .... 9,676 9,631
L2102482.UP.FTS.B, 16.94%, 11/23/26 .... 4,731 4,713
L2101428.UP.FTS.B, 17.6%, 11/23/26 ..... 14,524 14,458
L2099233.UP.FTS.B, 17.83%, 11/23/26 .... 15,497 15,427
L2050778.UP.FTS.B, 18.01%, 11/23/26 .... 8,718 8,679
FW2101742.UP.FTS.B, 18.05%, 11/23/26 .. 7,363 7,330
L2101699.UP.FTS.B, 18.05%, 11/23/26 .... 9,527 9,464

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2102561.UP.FTS.B, 18.92%, 11/23/26 .... $ 4,848 $ 4,826
L2101597.UP.FTS.B, 19.51%, 11/23/26 .... 6,790 6,760
L2102051.UP.FTS.B, 19.71%, 11/23/26 .... 5,433 5,402
L2102099.UP.FTS.B, 19.87%, 11/23/26 .... 7,500 1,233
L2103543.UP.FTS.B, 19.91%, 11/23/26 .... 944 936
FW2102941.UP.FTS.B, 20.37%, 11/23/26 .. 19,415 19,348
L2103457.UP.FTS.B, 20.42%, 11/23/26 .... 9,200 2,614
L2102313.UP.FTS.B, 20.5%, 11/23/26 ..... 1,449 1,443
FW2101729.UP.FTS.B, 20.8%, 11/23/26 ... 29,557 29,464
L2102253.UP.FTS.B, 20.85%, 11/23/26 .... 7,575 7,549
L2102703.UP.FTS.B, 20.89%, 11/23/26 .... 4,904 4,892
L2103666.UP.FTS.B, 21.53%, 11/23/26 .... 7,249 7,194
L2103089.UP.FTS.B, 22.24%, 11/23/26 .... 7,778 7,753
L2100737.UP.FTS.B, 22.28%, 11/23/26 .... 16,529 16,475
L2103801.UP.FTS.B, 22.34%, 11/23/26 .... 2,906 2,884
FW2102410.UP.FTS.B, 22.44%, 11/23/26 .. 4,862 4,846
L2103055.UP.FTS.B, 22.44%, 11/23/26 .... 1,264 1,257
L2101897.UP.FTS.B, 22.63%, 11/23/26 .... 9,817 9,794
L2102400.UP.FTS.B, 22.64%, 11/23/26 .... 5,805 5,781
FW2103066.UP.FTS.B, 23.11%, 11/23/26 .. 3,405 3,394
FW2101826.UP.FTS.B, 23.99%, 11/23/26 .. 7,762 7,726
L2101750.UP.FTS.B, 24.17%, 11/23/26 .... 6,900 6,886
L2102299.UP.FTS.B, 24.27%, 11/23/26 .... 6,330 6,310
FW2103766.UP.FTS.B, 24.61%, 11/23/26 .. 8,280 8,255
L2103547.UP.FTS.B, 24.76%, 11/23/26 .... 1,072 1,067
L2102901.UP.FTS.B, 24.77%, 11/23/26 .... 2,000 309
FW2102727.UP.FTS.B, 24.84%, 11/23/26 .. 3,897 3,885
L2103842.UP.FTS.B, 25.11%, 11/23/26 .... 3,898 3,877
L2102211.UP.FTS.B, 25.3%, 11/23/26 ..... 975 970
L2101935.UP.FTS.B, 25.31%, 11/23/26 .... 1,267 1,263
L2103945.UP.FTS.B, 25.34%, 11/23/26 .... 2,827 2,818
L2103197.UP.FTS.B, 25.35%, 11/23/26 .... 7,797 7,774
L2101880.UP.FTS.B, 25.39%, 11/23/26 .... 2,924 2,915
L2101888.UP.FTS.B, 25.4%, 11/23/26 ..... 9,260 9,232
L2103491.UP.FTS.B, 25.4%, 11/23/26 ..... 1,102 1,093
L2102577.UP.FTS.B, 25.42%, 11/23/26 .... 5,751 5,734
L2102346.UP.FTS.B, 25.43%, 11/23/26 .... 5,069 5,053
L2103267.UP.FTS.B, 25.44%, 11/23/26 .... 3,335 3,318
L2103588.UP.FTS.B, 25.44%, 11/23/26 .... 3,607 3,596
L2103899.UP.FTS.B, 25.44%, 11/23/26 .... 3,491 3,477
L2102933.UP.FTS.B, 25.47%, 11/23/26 .... 2,141 2,133
L2101815.UP.FTS.B, 25.49%, 11/23/26 .... 12,977 12,949
FW2102485.UP.FTS.B, 25.59%, 11/23/26 .. 1,151 1,140
L2101347.UP.FTS.B, 25.68%, 11/23/26 .... 17,549 17,457
L2102991.UP.FTS.B, 25.76%, 11/23/26 .... 3,997 3,986
L2102028.UP.FTS.B, 25.89%, 11/23/26 .... 5,850 5,833
L2052565.UP.FTS.B, 26.09%, 11/23/26 .... 15,896 15,850
FW2101678.UP.FTS.B, 26.5%, 11/23/26 ... 3,414 3,404
L2102238.UP.FTS.B, 26.56%, 11/23/26 .... 8,573 8,531
FW2103284.UP.FTS.B, 27.1%, 11/23/26 ... 3,904 3,893
FW2102544.UP.FTS.B, 27.32%, 11/23/26 .. 2,928 2,920
FW2103396.UP.FTS.B, 27.57%, 11/23/26 .. 8,857 8,839
FW2101640.UP.FTS.B, 28.13%, 11/23/26 .. 992 295
FW2103532.UP.FTS.B, 28.75%, 11/23/26 .. 9,771 9,745
FW2103644.UP.FTS.B, 29%, 11/23/26 .... 4,888 4,875
FW2101765.UP.FTS.B, 29.07%, 11/23/26 .. 3,421 3,412
FW2102776.UP.FTS.B, 29.73%, 11/23/26 .. 1,986 596
FW2102091.UP.FTS.B, 29.86%, 11/23/26 .. 5,632 5,603
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2101316.UP.FTS.B, 29.99%, 11/23/26 .. $ 5,000 $ 874
FW2103611.UP.FTS.B, 30.3%, 11/23/26 ... 2,935 2,928
FW2102766.UP.FTS.B, 30.35%, 11/23/26 .. 9,147 9,114
FW2101041.UP.FTS.B, 30.44%, 11/23/26 .. 6,848 6,831
FW2103334.UP.FTS.B, 30.61%, 11/23/26 .. 2,300 734
FW2103140.UP.FTS.B, 30.67%, 11/23/26 .. 1,951 1,945
FW2103858.UP.FTS.B, 30.83%, 11/23/26 .. 1,577 1,574
FW2102371.UP.FTS.B, 30.85%, 11/23/26 .. 7,940 7,929
FW2102634.UP.FTS.B, 30.88%, 11/23/26 .. 1,468 1,464
FW2102995.UP.FTS.B, 30.88%, 11/23/26 .. 1,247 1,241
FW2102867.UP.FTS.B, 30.9%, 11/23/26 ... 1,687 505
FW2101539.UP.FTS.B, 30.96%, 11/23/26 .. 2,100 324
FW2103415.UP.FTS.B, 31.09%, 11/23/26 .. 12,874 12,816
FW2103313.UP.FTS.B, 31.18%, 11/23/26 .. 3,874 3,858
FW2103786.UP.FTS.B, 31.2%, 11/23/26 ... 1,762 1,757
FW2102108.UP.FTS.B, 31.21%, 11/23/26 .. 4,268 1,279
FW2102609.UP.FTS.B, 31.21%, 11/23/26 .. 1,900 333
FW2103069.UP.FTS.B, 31.22%, 11/23/26 .. 2,153 2,148
FW2102405.UP.FTS.B, 31.83%, 11/23/26 .. 2,350 2,344
FW2102063.UP.FTS.B, 31.99%, 11/23/26 .. 15,081 15,045
L2249428.UP.FTS.B, 8.72%, 12/14/26 ..... 14,602 14,569
L2250662.UP.FTS.B, 8.88%, 12/14/26 ..... 10,709 10,685
L2249279.UP.FTS.B, 9.09%, 12/14/26 ..... 4,869 4,858
L2251398.UP.FTS.B, 9.28%, 12/14/26 ..... 7,791 7,774
L2250255.UP.FTS.B, 9.36%, 12/14/26 ..... 6,628 6,595
L2250829.UP.FTS.B, 9.77%, 12/14/26 ..... 2,867 2,857
L2247842.UP.FTS.B, 9.8%, 12/14/26 ..... 7,209 7,193
L2251213.UP.FTS.B, 9.85%, 12/14/26 ..... 11,691 11,647
FW2251249.UP.FTS.B, 10.34%, 12/14/26 .. 18,518 18,448
L2248805.UP.FTS.B, 10.51%, 12/14/26 .... 9,747 9,710
L2249903.UP.FTS.B, 11.03%, 12/14/26 .... 2,925 2,914
FW2249671.UP.FTS.B, 11.35%, 12/14/26 .. 19,487 19,428
L2251005.UP.FTS.B, 11.75%, 12/14/26 .... 15,707 15,648
FW2249158.UP.FTS.B, 11.8%, 12/14/26 ... 14,635 14,579
L2251043.UP.FTS.B, 12.11%, 12/14/26 .... 31,227 31,109
L2250070.UP.FTS.B, 12.15%, 12/14/26 .... 6,815 6,780
L2251230.UP.FTS.B, 12.48%, 12/14/26 .... 1,952 1,945
L2249726.UP.FTS.B, 12.59%, 12/14/26 .... 8,786 8,753
L2251302.UP.FTS.B, 12.76%, 12/14/26 .... 5,851 5,822
L2251060.UP.FTS.B, 12.84%, 12/14/26 .... 3,992 3,776
L2250389.UP.FTS.B, 13.11%, 12/14/26 .... 19,429 19,328
L2247235.UP.FTS.B, 13.18%, 12/14/26 .... 3,906 3,892
L2250820.UP.FTS.B, 13.59%, 12/14/26 .... 3,126 3,114
FW2250025.UP.FTS.B, 13.65%, 12/14/26 .. 7,327 7,299
FW2249624.UP.FTS.B, 13.82%, 12/14/26 .. 5,373 5,353
L2240508.UP.FTS.B, 14.03%, 12/14/26 .... 922 915
L2251167.UP.FTS.B, 14.16%, 12/14/26 .... 8,306 8,275
L2247268.UP.FTS.B, 14.22%, 12/14/26 .... 48,743 48,359
L2249868.UP.FTS.B, 14.41%, 12/14/26 .... 5,864 5,842
FW2249992.UP.FTS.B, 14.49%, 12/14/26 .. 1,386 1,377
L2250559.UP.FTS.B, 14.84%, 12/14/26 .... 7,351 7,324
L2248700.UP.FTS.B, 14.99%, 12/14/26 .... 7,822 7,793
FW2250857.UP.FTS.B, 15.23%, 12/14/26 .. 29,248 29,017
L2250968.UP.FTS.B, 15.57%, 12/14/26 .... 2,473 2,338
FW2250512.UP.FTS.B, 15.67%, 12/14/26 .. 26,316 26,108
L2250750.UP.FTS.B, 16.01%, 12/14/26 .... 4,207 4,182
L2251440.UP.FTS.B, 16.23%, 12/14/26 .... 1,468 1,459
FW2251363.UP.FTS.B, 16.36%, 12/14/26 .. 41,102 40,951

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2249248.UP.FTS.B, 16.43%, 12/14/26 .... $ 11,684 $ 11,591
L2250291.UP.FTS.B, 16.44%, 12/14/26 .... 7,829 7,783
L2250670.UP.FTS.B, 16.58%, 12/14/26 .... 4,894 4,876
L2250624.UP.FTS.B, 16.92%, 12/14/26 .... 5,874 5,839
L2249982.UP.FTS.B, 16.98%, 12/14/26 .... 4,895 4,866
L2249388.UP.FTS.B, 17.25%, 12/14/26 .... 5,875 5,832
FW2250678.UP.FTS.B, 17.4%, 12/14/26 ... 3,395 3,367
L2249629.UP.FTS.B, 17.8%, 12/14/26 ..... 6,209 6,177
L2250587.UP.FTS.B, 17.94%, 12/14/26 .... 15,674 15,581
L2249002.UP.FTS.B, 18.13%, 12/14/26 .... 3,429 3,404
L2250560.UP.FTS.B, 18.18%, 12/14/26 .... 9,797 9,726
FW2248499.UP.FTS.B, 18.23%, 12/14/26 .. 4,899 4,870
FW2248341.UP.FTS.B, 18.43%, 12/14/26 .. 24,821 23,537
L2248252.UP.FTS.B, 18.48%, 12/14/26 .... 2,940 2,918
FW2249113.UP.FTS.B, 18.58%, 12/14/26 .. 24,486 24,307
FW2250867.UP.FTS.B, 18.63%, 12/14/26 .. 39,201 38,915
FW2249102.UP.FTS.B, 18.66%, 12/14/26 .. 5,880 5,837
L2248897.UP.FTS.B, 18.73%, 12/14/26 .... 2,156 2,140
L2249404.UP.FTS.B, 18.82%, 12/14/26 .... 3,920 3,892
L2250926.UP.FTS.B, 19.09%, 12/14/26 .... 16,959 16,835
L2250154.UP.FTS.B, 19.32%, 12/14/26 .... 9,804 9,747
FW2249414.UP.FTS.B, 19.5%, 12/14/26 ... 5,942 5,640
L2250893.UP.FTS.B, 19.53%, 12/14/26 .... 19,612 19,497
L2250499.UP.FTS.B, 19.65%, 12/14/26 .... 3,530 3,510
L2251037.UP.FTS.B, 19.7%, 12/14/26 ..... 1,765 1,755
L2249412.UP.FTS.B, 19.96%, 12/14/26 .... 2,004 1,987
L2248975.UP.FTS.B, 19.98%, 12/14/26 .... 10,387 10,300
FW2251119.UP.FTS.B, 20.09%, 12/14/26 .. 1,962 1,950
L2249393.UP.FTS.B, 20.1%, 12/14/26 ..... 4,904 4,871
L2249483.UP.FTS.B, 20.19%, 12/14/26 .... 9,809 9,738
FW2250352.UP.FTS.B, 20.38%, 12/14/26 .. 29,448 29,235
FW2250365.UP.FTS.B, 20.49%, 12/14/26 .. 29,245 29,011
L2250843.UP.FTS.B, 20.5%, 12/14/26 ..... 5,396 5,357
L2250558.UP.FTS.B, 20.67%, 12/14/26 .... 7,948 7,893
L2251409.UP.FTS.B, 20.71%, 12/14/26 .... 11,775 11,689
L2251393.UP.FTS.B, 20.81%, 12/14/26 .... 4,869 4,829
L2249304.UP.FTS.B, 20.89%, 12/14/26 .... 6,250 6,173
FW2246646.UP.FTS.B, 21.08%, 12/14/26 .. 4,906 4,874
L2249780.UP.FTS.B, 21.14%, 12/14/26 .... 7,852 7,798
L2250723.UP.FTS.B, 21.16%, 12/14/26 .... 3,435 3,410
L2248430.UP.FTS.B, 21.51%, 12/14/26 .... 1,276 1,272
L2250707.UP.FTS.B, 21.52%, 12/14/26 .... 5,865 5,819
L2250505.UP.FTS.B, 21.65%, 12/14/26 .... 29,451 29,237
L2249030.UP.FTS.B, 21.69%, 12/14/26 .... 2,160 2,144
L2249288.UP.FTS.B, 21.82%, 12/14/26 .... 5,302 5,266
L2249149.UP.FTS.B, 21.87%, 12/14/26 .... 9,819 9,748
FW2248314.UP.FTS.B, 21.92%, 12/14/26 .. 3,437 3,413
L2249898.UP.FTS.B, 22.33%, 12/14/26 .... 21,429 21,256
L2250188.UP.FTS.B, 22.59%, 12/14/26 .... 4,823 4,791
FW2249874.UP.FTS.B, 22.75%, 12/14/26 .. 16,701 16,587
L2251333.UP.FTS.B, 22.77%, 12/14/26 .... 15,896 15,772
L2250436.UP.FTS.B, 22.79%, 12/14/26 .... 17,683 17,563
L2249183.UP.FTS.B, 22.87%, 12/14/26 .... 3,439 3,415
L2250392.UP.FTS.B, 22.93%, 12/14/26 .... 3,144 3,123
L2250810.UP.FTS.B, 23.01%, 12/14/26 .... 6,882 6,836
FW2251497.UP.FTS.B, 23.11%, 12/14/26 .. 6,244 6,179
L2249529.UP.FTS.B, 23.39%, 12/14/26 .... 9,827 9,760
L2250010.UP.FTS.B, 23.56%, 12/14/26 .... 4,914 4,881
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2248500.UP.FTS.B, 23.6%, 12/14/26 ... $ 2,949 $ 2,929
FW2248932.UP.FTS.B, 23.62%, 12/14/26 .. 1,966 1,952
L2249765.UP.FTS.B, 23.67%, 12/14/26 .... 3,932 3,905
L2250302.UP.FTS.B, 23.69%, 12/14/26 .... 6,870 6,817
L2250948.UP.FTS.B, 23.7%, 12/14/26 ..... 44,230 43,930
FW2248406.UP.FTS.B, 23.81%, 12/14/26 .. 1,376 1,367
L2250450.UP.FTS.B, 23.85%, 12/14/26 .... 1,474 1,464
L2248306.UP.FTS.B, 23.97%, 12/14/26 .... 24,576 24,409
FW2249399.UP.FTS.B, 24.09%, 12/14/26 .. 4,423 4,392
L2249615.UP.FTS.B, 24.09%, 12/14/26 .... 3,932 3,906
L2248036.UP.FTS.B, 24.14%, 12/14/26 .... 26,953 25,642
L2251175.UP.FTS.B, 24.32%, 12/14/26 .... 5,408 5,371
L2250334.UP.FTS.B, 24.44%, 12/14/26 .... 8,555 8,493
L2250245.UP.FTS.B, 24.75%, 12/14/26 .... 1,957 1,942
L2251223.UP.FTS.B, 24.89%, 12/14/26 .... 5,901 5,867
L2250314.UP.FTS.B, 24.91%, 12/14/26 .... 3,442 3,424
L2249605.UP.FTS.B, 24.93%, 12/14/26 .... 4,131 4,103
L2249782.UP.FTS.B, 24.98%, 12/14/26 .... 4,131 4,103
L2248144.UP.FTS.B, 25.08%, 12/14/26 .... 4,563 4,339
L2250779.UP.FTS.B, 25.12%, 12/14/26 .... 1,869 1,856
L2249254.UP.FTS.B, 25.13%, 12/14/26 .... 7,869 7,816
L2248450.UP.FTS.B, 25.14%, 12/14/26 .... 5,886 5,840
L2249986.UP.FTS.B, 25.21%, 12/14/26 .... 1,775 1,763
L2248417.UP.FTS.B, 25.23%, 12/14/26 .... 2,164 2,150
L2248407.UP.FTS.B, 25.27%, 12/14/26 .... 2,459 2,443
L2249856.UP.FTS.B, 25.32%, 12/14/26 .... 1,181 1,173
L2240158.UP.FTS.B, 25.37%, 12/14/26 .... 11,412 11,330
L2250087.UP.FTS.B, 25.37%, 12/14/26 .... 1,056 1,013
L2248877.UP.FTS.B, 25.38%, 12/14/26 .... 3,148 3,126
L2249823.UP.FTS.B, 25.41%, 12/14/26 .... 4,531 4,505
L2249987.UP.FTS.B, 25.42%, 12/14/26 .... 2,045 2,028
L2251395.UP.FTS.B, 25.45%, 12/14/26 .... 2,164 2,150
L2251149.UP.FTS.B, 25.46%, 12/14/26 .... 2,480 2,358
L2249309.UP.FTS.B, 25.75%, 12/14/26 .... 4,133 4,105
L2251286.UP.FTS.B, 25.89%, 12/14/26 .... 2,165 2,150
L2250992.UP.FTS.B, 25.92%, 12/14/26 .... 9,848 9,782
FW2250494.UP.FTS.B, 25.95%, 12/14/26 .. 3,936 3,910
L2247535.UP.FTS.B, 25.95%, 12/14/26 .... 7,152 7,053
FW2249943.UP.FTS.B, 25.97%, 12/14/26 .. 20,000 19,249
FW2250500.UP.FTS.B, 26.04%, 12/14/26 .. 1,476 1,466
FW2250385.UP.FTS.B, 26.11%, 12/14/26 .. 3,445 3,421
FW2248550.UP.FTS.B, 26.2%, 12/14/26 ... 4,429 4,399
L2248209.UP.FTS.B, 26.25%, 12/14/26 .... 6,102 6,061
FW2248688.UP.FTS.B, 26.36%, 12/14/26 .. 4,158 4,132
L2249257.UP.FTS.B, 26.38%, 12/14/26 .... 8,662 8,603
FW2251269.UP.FTS.B, 26.55%, 12/14/26 .. 4,922 4,889
L2248675.UP.FTS.B, 26.56%, 12/14/26 .... 4,823 4,791
FW2248463.UP.FTS.B, 26.66%, 12/14/26 .. 2,953 2,933
FW2248876.UP.FTS.B, 27.04%, 12/14/26 .. 1,969 1,956
FW2251276.UP.FTS.B, 27.23%, 12/14/26 .. 11,620 11,541
FW2250895.UP.FTS.B, 27.24%, 12/14/26 .. 3,200 989
FW2250572.UP.FTS.B, 27.63%, 12/14/26 .. 10,834 10,761
FW2248164.UP.FTS.B, 27.68%, 12/14/26 .. 5,910 5,870
FW2249342.UP.FTS.B, 27.92%, 12/14/26 .. 5,859 5,810
FW2249569.UP.FTS.B, 27.99%, 12/14/26 .. 11,564 11,464
FW2247531.UP.FTS.B, 28.13%, 12/14/26 .. 3,000 934
FW2251120.UP.FTS.B, 28.37%, 12/14/26 .. 12,809 12,723
FW2249976.UP.FTS.B, 28.77%, 12/14/26 .. 1,951 1,934

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2250016.UP.FTS.B, 29.36%, 12/14/26 .. $ 6,505 $ 6,462
FW2248226.UP.FTS.B, 29.45%, 12/14/26 .. 2,957 2,938
FW2251197.UP.FTS.B, 29.46%, 12/14/26 .. 4,802 4,757
FW2250989.UP.FTS.B, 29.6%, 12/14/26 ... 2,169 2,154
FW2246912.UP.FTS.B, 29.61%, 12/14/26 .. 2,958 2,938
FW2251457.UP.FTS.B, 29.96%, 12/14/26 .. 1,713 1,697
FW2250225.UP.FTS.B, 30.13%, 12/14/26 .. 1,571 1,559
FW2250294.UP.FTS.B, 30.29%, 12/14/26 .. 5,917 5,878
FW2249682.UP.FTS.B, 30.35%, 12/14/26 .. 1,677 1,665
FW2249063.UP.FTS.B, 30.39%, 12/14/26 .. 5,918 5,878
FW2249951.UP.FTS.B, 30.44%, 12/14/26 .. 1,973 1,959
FW2248119.UP.FTS.B, 30.63%, 12/14/26 .. 2,800 823
FW2249983.UP.FTS.B, 30.63%, 12/14/26 .. 1,879 1,867
FW2250251.UP.FTS.B, 30.69%, 12/14/26 .. 5,721 5,683
FW2251385.UP.FTS.B, 30.75%, 12/14/26 .. 5,524 5,485
FW2249282.UP.FTS.B, 30.76%, 12/14/26 .. 1,290 1,282
FW2250230.UP.FTS.B, 30.8%, 12/14/26 ... 3,354 3,332
FW2249049.UP.FTS.B, 30.95%, 12/14/26 .. 6,215 6,174
FW2249935.UP.FTS.B, 30.97%, 12/14/26 .. 3,749 3,724
FW2247285.UP.FTS.B, 30.98%, 12/14/26 .. 5,919 5,880
FW2250818.UP.FTS.B, 31.04%, 12/14/26 .. 2,500 2,407
FW2249932.UP.FTS.B, 31.05%, 12/14/26 .. 11,444 11,363
FW2251021.UP.FTS.B, 31.06%, 12/14/26 .. 1,973 1,960
FW2248810.UP.FTS.B, 31.08%, 12/14/26 .. 2,583 2,571
FW2248234.UP.FTS.B, 31.09%, 12/14/26 .. 8,189 8,134
FW2250276.UP.FTS.B, 31.09%, 12/14/26 .. 1,677 1,666
FW2251092.UP.FTS.B, 31.1%, 12/14/26 ... 1,875 1,862
FW2250801.UP.FTS.B, 31.11%, 12/14/26 .. 2,857 2,831
FW2249041.UP.FTS.B, 31.12%, 12/14/26 .. 1,085 1,078
FW2250974.UP.FTS.B, 31.12%, 12/14/26 .. 3,256 3,234
FW2251215.UP.FTS.B, 31.16%, 12/14/26 .. 4,045 4,018
FW2251477.UP.FTS.B, 31.16%, 12/14/26 .. 1,480 1,469
FW2248893.UP.FTS.B, 31.17%, 12/14/26 .. 1,776 1,764
FW2250257.UP.FTS.B, 31.18%, 12/14/26 .. 1,480 1,470
FW2249653.UP.FTS.B, 31.19%, 12/14/26 .. 3,749 3,724
FW2250018.UP.FTS.B, 31.2%, 12/14/26 ... 1,092 1,040
FW2251105.UP.FTS.B, 31.21%, 12/14/26 .. 34,800 33,121
FW2250863.UP.FTS.B, 31.23%, 12/14/26 .. 17,565 17,448
FW2251410.UP.FTS.B, 31.25%, 12/14/26 .. 4,600 4,378
FW2249397.UP.FTS.B, 31.37%, 12/14/26 .. 1,579 1,568
FW2250341.UP.FTS.B, 31.55%, 12/14/26 .. 4,243 4,215
FW2249720.UP.FTS.B, 31.6%, 12/14/26 ... 9,375 9,312
FW2247969.UP.FTS.B, 31.61%, 12/14/26 .. 6,217 6,176
FW2251100.UP.FTS.B, 31.72%, 12/14/26 .. 1,974 1,961
FW2250563.UP.FTS.B, 31.74%, 12/14/26 .. 3,257 3,235
FW2250032.UP.FTS.B, 32.02%, 12/14/26 .. 4,024 3,991
L2251963.UP.FTS.B, 7.31%, 12/15/26 ..... 12,143 12,111
L2252296.UP.FTS.B, 8.02%, 12/15/26 ..... 14,594 14,569
L2141755.UP.FTS.B, 8.51%, 12/15/26 ..... 48,506 48,380
L2251219.UP.FTS.B, 8.53%, 12/15/26 ..... 2,467 2,330
L2252339.UP.FTS.B, 8.65%, 12/15/26 ..... 24,334 24,294
L2252737.UP.FTS.B, 8.71%, 12/15/26 ..... 20,443 20,408
L2252298.UP.FTS.B, 8.83%, 12/15/26 ..... 3,203 3,194
L2252476.UP.FTS.B, 9.18%, 12/15/26 ..... 9,738 9,722
FW2253701.UP.FTS.B, 10.99%, 12/15/26 .. 12,676 12,637
L2253738.UP.FTS.B, 11.28%, 12/15/26 .... 29,258 29,169
L2247794.UP.FTS.B, 12.65%, 12/15/26 .... 4,393 4,380
FW2253414.UP.FTS.B, 13.43%, 12/15/26 .. 3,907 3,896
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2253650.UP.FTS.B, 13.61%, 12/15/26 .... $ 6,350 $ 6,331
L2253574.UP.FTS.B, 13.77%, 12/15/26 .... 1,954 1,948
L2253384.UP.FTS.B, 13.79%, 12/15/26 .... 11,724 11,690
L2251912.UP.FTS.B, 13.91%, 12/15/26 .... 3,420 3,410
L2251560.UP.FTS.B, 14.27%, 12/15/26 .... 6,352 6,334
L2253091.UP.FTS.B, 14.6%, 12/15/26 ..... 29,325 29,243
L2252906.UP.FTS.B, 14.66%, 12/15/26 .... 10,851 10,820
L2252920.UP.FTS.B, 14.66%, 12/15/26 .... 2,933 2,924
L2252226.UP.FTS.B, 14.86%, 12/15/26 .... 48,883 48,747
L2252357.UP.FTS.B, 15.18%, 12/15/26 .... 5,867 5,851
L2252931.UP.FTS.B, 15.49%, 12/15/26 .... 3,369 3,345
FW2249675.UP.FTS.B, 16.01%, 12/15/26 .. 14,720 14,651
L2251599.UP.FTS.B, 16.33%, 12/15/26 .... 2,740 2,727
L2252976.UP.FTS.B, 16.75%, 12/15/26 .... 6,241 6,198
L2252902.UP.FTS.B, 16.77%, 12/15/26 .... 16,641 16,561
FW2253272.UP.FTS.B, 17.07%, 12/15/26 .. 11,749 11,677
L2252701.UP.FTS.B, 17.13%, 12/15/26 .... 14,687 14,617
L2252199.UP.FTS.B, 17.21%, 12/15/26 .... 9,204 9,180
L2251888.UP.FTS.B, 17.72%, 12/15/26 .... 5,877 5,849
L2253164.UP.FTS.B, 17.76%, 12/15/26 .... 5,723 5,670
FW2252613.UP.FTS.B, 17.78%, 12/15/26 .. 4,408 4,387
L2253110.UP.FTS.B, 17.96%, 12/15/26 .... 5,869 5,830
FW2253547.UP.FTS.B, 18.3%, 12/15/26 ... 4,899 4,869
L2251960.UP.FTS.B, 19.3%, 12/15/26 ..... 10,802 10,738
L2252566.UP.FTS.B, 19.55%, 12/15/26 .... 5,838 5,815
FW2251546.UP.FTS.B, 19.76%, 12/15/26 .. 14,710 14,623
L2252438.UP.FTS.B, 19.81%, 12/15/26 .... 3,923 3,900
L2251988.UP.FTS.B, 19.87%, 12/15/26 .... 2,452 2,437
L2252318.UP.FTS.B, 20.43%, 12/15/26 .... 2,943 2,926
L2250838.UP.FTS.B, 20.47%, 12/15/26 .... 6,279 6,242
L2251727.UP.FTS.B, 20.77%, 12/15/26 .... 2,453 2,439
FW2252454.UP.FTS.B, 20.99%, 12/15/26 .. 4,770 4,734
L2253118.UP.FTS.B, 21.32%, 12/15/26 .... 19,632 19,526
L2252234.UP.FTS.B, 21.66%, 12/15/26 .... 4,418 4,392
L2251298.UP.FTS.B, 21.73%, 12/15/26 .... 6,873 6,833
L2253117.UP.FTS.B, 22.06%, 12/15/26 .... 7,365 7,326
L2250184.UP.FTS.B, 22.22%, 12/15/26 .... 1,000 964
L2252879.UP.FTS.B, 22.23%, 12/15/26 .... 1,080 1,075
L2251670.UP.FTS.B, 22.36%, 12/15/26 .... 4,911 4,885
L2252753.UP.FTS.B, 22.36%, 12/15/26 .... 5,304 5,276
L2252135.UP.FTS.B, 22.59%, 12/15/26 .... 2,947 2,931
L2251712.UP.FTS.B, 23.15%, 12/15/26 .... 28,495 28,346
L2250105.UP.FTS.B, 23.56%, 12/15/26 .... 3,910 3,885
L2253562.UP.FTS.B, 23.61%, 12/15/26 .... 4,914 4,889
L2252151.UP.FTS.B, 23.83%, 12/15/26 .... 3,895 3,861
L2253195.UP.FTS.B, 24.23%, 12/15/26 .... 1,966 1,956
FW2253422.UP.FTS.B, 24.48%, 12/15/26 .. 11,700 11,279
FW2253145.UP.FTS.B, 24.76%, 12/15/26 .. 11,826 11,767
L2250541.UP.FTS.B, 24.85%, 12/15/26 .... 2,951 2,935
L2252209.UP.FTS.B, 25.21%, 12/15/26 .... 1,475 1,467
L2204211.UP.FTS.B, 25.24%, 12/15/26 .... 1,082 1,077
L2252447.UP.FTS.B, 25.4%, 12/15/26 ..... 1,181 1,175
L2253781.UP.FTS.B, 25.42%, 12/15/26 .... 5,706 5,677
L2253724.UP.FTS.B, 25.49%, 12/15/26 .... 1,091 1,038
FW2253392.UP.FTS.B, 25.5%, 12/15/26 ... 6,887 6,852
FW2251554.UP.FTS.B, 25.54%, 12/15/26 .. 3,500 1,080
FW2252608.UP.FTS.B, 25.98%, 12/15/26 .. 3,472 3,308
L2250043.UP.FTS.B, 26.02%, 12/15/26 .... 2,362 2,350

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2252481.UP.FTS.B, 26.36%, 12/15/26 .. $ 12,796 $ 12,732
FW2252287.UP.FTS.B, 26.45%, 12/15/26 .. 1,889 1,874
FW2252974.UP.FTS.B, 26.45%, 12/15/26 .. 28,936 28,736
FW2248936.UP.FTS.B, 26.48%, 12/15/26 .. 5,853 5,814
FW2252129.UP.FTS.B, 26.6%, 12/15/26 ... 4,892 4,861
FW2250547.UP.FTS.B, 27.22%, 12/15/26 .. 3,474 3,310
FW2253490.UP.FTS.B, 28.02%, 12/15/26 .. 4,926 4,901
FW2248254.UP.FTS.B, 28.44%, 12/15/26 .. 5,445 5,421
FW2251714.UP.FTS.B, 28.54%, 12/15/26 .. 5,862 5,824
FW2252023.UP.FTS.B, 28.67%, 12/15/26 .. 4,533 4,511
FW2250659.UP.FTS.B, 28.84%, 12/15/26 .. 4,928 4,904
FW2253234.UP.FTS.B, 28.94%, 12/15/26 .. 10,841 10,789
FW2252989.UP.FTS.B, 29.41%, 12/15/26 .. 10,844 10,792
FW2252065.UP.FTS.B, 29.59%, 12/15/26 .. 8,873 8,831
FW2252237.UP.FTS.B, 29.62%, 12/15/26 .. 5,718 5,691
FW2253785.UP.FTS.B, 29.85%, 12/15/26 .. 3,568 3,552
FW2252233.UP.FTS.B, 30.05%, 12/15/26 .. 2,465 2,454
FW2247630.UP.FTS.B, 30.42%, 12/15/26 .. 2,964 2,942
FW2253413.UP.FTS.B, 30.61%, 12/15/26 .. 19,865 18,935
FW2252687.UP.FTS.B, 30.62%, 12/15/26 .. 14,795 14,726
FW2252504.UP.FTS.B, 30.66%, 12/15/26 .. 4,932 4,909
FW2252113.UP.FTS.B, 30.81%, 12/15/26 .. 1,381 1,375
FW2250795.UP.FTS.B, 30.83%, 12/15/26 .. 1,200 353
FW2253485.UP.FTS.B, 30.83%, 12/15/26 .. 1,874 1,865
FW2252117.UP.FTS.B, 30.85%, 12/15/26 .. 24,662 24,546
FW2251983.UP.FTS.B, 30.9%, 12/15/26 ... 3,944 3,926
FW2252133.UP.FTS.B, 30.95%, 12/15/26 .. 1,973 1,964
FW2253703.UP.FTS.B, 31.04%, 12/15/26 .. 5,919 5,892
FW2251570.UP.FTS.B, 31.17%, 12/15/26 .. 11,839 11,784
FW2253186.UP.FTS.B, 31.17%, 12/15/26 .. 2,072 2,062
FW2253542.UP.FTS.B, 31.19%, 12/15/26 .. 1,875 1,866
FW2252788.UP.FTS.B, 31.31%, 12/15/26 .. 4,341 4,321
FW2251389.UP.FTS.B, 31.46%, 12/15/26 .. 18,903 18,778
FW2251813.UP.FTS.B, 31.46%, 12/15/26 .. 4,243 4,223
FW2251940.UP.FTS.B, 31.49%, 12/15/26 .. 9,473 9,429
FW2252591.UP.FTS.B, 31.67%, 12/15/26 .. 6,908 6,876
FW2251566.UP.FTS.B, 31.95%, 12/15/26 .. 6,119 6,091
L2499407.UP.FTS.B, 5.37%, 1/24/27 ..... 49,276 49,265
L2497781.UP.FTS.B, 5.7%, 1/24/27 ...... 5,914 5,913
L2499766.UP.FTS.B, 6.26%, 1/24/27 ..... 5,915 5,911
FW2499326.UP.FTS.B, 6.71%, 1/24/27 .... 7,888 7,887
L2498743.UP.FTS.B, 7.47%, 1/24/27 ..... 10,850 10,845
L2492277.UP.FTS.B, 7.6%, 1/24/27 ...... 6,707 6,704
L2500086.UP.FTS.B, 7.95%, 1/24/27 ..... 12,707 12,689
L2497458.UP.FTS.B, 8.44%, 1/24/27 ..... 34,518 34,469
L2497353.UP.FTS.B, 9.69%, 1/24/27 ..... 12,812 12,794
L2500275.UP.FTS.B, 9.89%, 1/24/27 ..... 19,733 19,705
L2499026.UP.FTS.B, 10.04%, 1/24/27 ..... 19,751 19,743
L2500222.UP.FTS.B, 10.38%, 1/24/27 ..... 24,717 24,679
L2498801.UP.FTS.B, 10.59%, 1/24/27 ..... 26,661 26,642
L2499730.UP.FTS.B, 10.93%, 1/24/27 ..... 9,852 9,828
L2500305.UP.FTS.B, 11.35%, 1/24/27 ..... 988 987
L2498662.UP.FTS.B, 11.41%, 1/24/27 ..... 9,877 9,870
FW2499235.UP.FTS.B, 11.45%, 1/24/27 ... 6,414 6,399
L2498665.UP.FTS.B, 12%, 1/24/27 ....... 4,940 4,936
L2498623.UP.FTS.B, 12.18%, 1/24/27 ..... 2,174 2,172
L2497417.UP.FTS.B, 12.27%, 1/24/27 ..... 22,527 22,511
L2497448.UP.FTS.B, 12.57%, 1/24/27 ..... 9,881 9,874
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2497574.UP.FTS.B, 12.62%, 1/24/27 ... $ 33,600 $ 33,577
L2497797.UP.FTS.B, 12.7%, 1/24/27 ..... 6,917 6,912
L2497350.UP.FTS.B, 13.11%, 1/24/27 ..... 10,000 9,993
L2500282.UP.FTS.B, 13.29%, 1/24/27 ..... 9,884 9,877
L2498317.UP.FTS.B, 13.31%, 1/24/27 ..... 4,241 4,232
L2500590.UP.FTS.B, 13.43%, 1/24/27 ..... 1,483 1,482
L2500384.UP.FTS.B, 13.68%, 1/24/27 ..... 8,893 8,873
FW2497490.UP.FTS.B, 14.04%, 1/24/27 ... 6,920 6,916
L2498730.UP.FTS.B, 14.35%, 1/24/27 ..... 5,932 5,928
FW2499948.UP.FTS.B, 14.6%, 1/24/27 .... 6,922 6,917
L2499978.UP.FTS.B, 14.9%, 1/24/27 ..... 34,612 34,588
L2500513.UP.FTS.B, 14.9%, 1/24/27 ..... 19,778 19,765
L2498596.UP.FTS.B, 15.19%, 1/24/27 ..... 1,978 1,977
L2499400.UP.FTS.B, 15.39%, 1/24/27 ..... 13,847 13,831
L2498019.UP.FTS.B, 15.41%, 1/24/27 ..... 29,673 29,652
L2499756.UP.FTS.B, 15.54%, 1/24/27 ..... 27,696 27,677
FW2497967.UP.FTS.B, 16.1%, 1/24/27 .... 10,459 10,421
L2497954.UP.FTS.B, 16.34%, 1/24/27 ..... 5,936 5,932
FW2500346.UP.FTS.B, 16.35%, 1/24/27 ... 21,223 21,144
L2494019.UP.FTS.B, 16.44%, 1/24/27 ..... 5,936 5,930
L2497377.UP.FTS.B, 16.51%, 1/24/27 ..... 5,442 5,436
FW2499114.UP.FTS.B, 16.59%, 1/24/27 ... 4,749 4,746
L2499556.UP.FTS.B, 16.78%, 1/24/27 ..... 21,473 21,448
L2499062.UP.FTS.B, 17.84%, 1/24/27 ..... 1,481 1,476
FW2497520.UP.FTS.B, 17.89%, 1/24/27 ... 6,000 6,035
FW2494435.UP.FTS.B, 17.9%, 1/24/27 .... 39,595 39,549
L2500130.UP.FTS.B, 18.16%, 1/24/27 ..... 6,930 6,920
L2497198.UP.FTS.B, 18.3%, 1/24/27 ..... 5,940 5,931
L2498470.UP.FTS.B, 18.32%, 1/24/27 ..... 13,811 13,778
L2499350.UP.FTS.B, 18.35%, 1/24/27 ..... 29,700 29,658
L2497514.UP.FTS.B, 18.45%, 1/24/27 ..... 45,541 45,476
L2500098.UP.FTS.B, 18.6%, 1/24/27 ..... 7,426 7,417
L2497796.UP.FTS.B, 18.8%, 1/24/27 ..... 6,931 6,921
L2500341.UP.FTS.B, 18.83%, 1/24/27 ..... 2,475 2,472
L2495286.UP.FTS.B, 19.19%, 1/24/27 ..... 20,203 20,129
L2497754.UP.FTS.B, 19.19%, 1/24/27 ..... 3,070 3,065
FW2498275.UP.FTS.B, 19.45%, 1/24/27 ... 9,829 9,783
L2497369.UP.FTS.B, 19.6%, 1/24/27 ..... 27,731 27,691
L2500347.UP.FTS.B, 19.63%, 1/24/27 ..... 17,857 17,832
L2499146.UP.FTS.B, 19.77%, 1/24/27 ..... 4,506 4,484
L2498546.UP.FTS.B, 19.91%, 1/24/27 ..... 6,537 6,528
L2497528.UP.FTS.B, 19.93%, 1/24/27 ..... 4,952 4,945
L2499090.UP.FTS.B, 20.13%, 1/24/27 ..... 5,943 5,935
FW2498254.UP.FTS.B, 20.72%, 1/24/27 ... 2,972 2,967
FW2499205.UP.FTS.B, 20.72%, 1/24/27 ... 5,944 5,933
L2497852.UP.FTS.B, 20.98%, 1/24/27 ..... 3,468 3,463
L2499153.UP.FTS.B, 21.13%, 1/24/27 ..... 1,189 1,187
L2498554.UP.FTS.B, 21.26%, 1/24/27 ..... 4,954 4,947
L2499623.UP.FTS.B, 21.29%, 1/24/27 ..... 4,954 4,947
L2497527.UP.FTS.B, 21.34%, 1/24/27 ..... 4,954 4,945
L2497646.UP.FTS.B, 21.52%, 1/24/27 ..... 2,446 2,437
L2497439.UP.FTS.B, 21.55%, 1/24/27 ..... 19,323 19,302
L2500177.UP.FTS.B, 21.66%, 1/24/27 ..... 5,946 5,935
FW2498781.UP.FTS.B, 22.05%, 1/24/27 ... 11,695 11,674
FW2497293.UP.FTS.B, 22.07%, 1/24/27 ... 1,982 1,979
L2500531.UP.FTS.B, 22.26%, 1/24/27 ..... 2,973 2,970
FW2494038.UP.FTS.B, 22.37%, 1/24/27 ... 3,965 3,959
L2499540.UP.FTS.B, 22.38%, 1/24/27 ..... 5,921 5,901

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2497632.UP.FTS.B, 22.61%, 1/24/27 ..... $ 4,946 $ 4,930
L2497652.UP.FTS.B, 22.95%, 1/24/27 ..... 991 990
FW2497553.UP.FTS.B, 23.05%, 1/24/27 ... 17,271 17,212
FW2498441.UP.FTS.B, 23.1%, 1/24/27 .... 10,707 10,688
L2500121.UP.FTS.B, 23.45%, 1/24/27 ..... 4,707 4,681
L2497905.UP.FTS.B, 23.5%, 1/24/27 ..... 49,574 49,486
L2500427.UP.FTS.B, 23.85%, 1/24/27 ..... 10,610 10,598
L2499847.UP.FTS.B, 24.09%, 1/24/27 ..... 24,692 24,582
FW2497923.UP.FTS.B, 24.18%, 1/24/27 ... 3,914 3,894
L2498223.UP.FTS.B, 24.52%, 1/24/27 ..... 6,347 6,336
L2498333.UP.FTS.B, 24.57%, 1/24/27 ..... 4,463 4,455
FW2497401.UP.FTS.B, 24.71%, 1/24/27 ... 16,861 16,831
L2498247.UP.FTS.B, 25.02%, 1/24/27 ..... 1,966 1,959
L2500224.UP.FTS.B, 25.04%, 1/24/27 ..... 5,739 5,721
L2500571.UP.FTS.B, 25.04%, 1/24/27 ..... 11,879 11,840
L2500298.UP.FTS.B, 25.15%, 1/24/27 ..... 1,587 1,585
L2497779.UP.FTS.B, 25.23%, 1/24/27 ..... 1,374 1,368
L2498289.UP.FTS.B, 25.27%, 1/24/27 ..... 1,686 1,683
FW2497649.UP.FTS.B, 25.29%, 1/24/27 ... 39,678 39,609
L2500002.UP.FTS.B, 25.3%, 1/24/27 ..... 3,472 3,467
L2497381.UP.FTS.B, 25.32%, 1/24/27 ..... 1,190 1,188
L2498291.UP.FTS.B, 25.35%, 1/24/27 ..... 1,190 1,188
L2487811.UP.FTS.B, 25.36%, 1/24/27 ..... 2,579 2,575
L2500059.UP.FTS.B, 25.4%, 1/24/27 ..... 2,778 2,773
L2500230.UP.FTS.B, 25.4%, 1/24/27 ..... 5,158 5,149
L2498359.UP.FTS.B, 25.41%, 1/24/27 ..... 4,027 4,012
L2500426.UP.FTS.B, 25.41%, 1/24/27 ..... 1,290 1,287
L2499927.UP.FTS.B, 25.43%, 1/24/27 ..... 1,500 1,497
L2497705.UP.FTS.B, 25.44%, 1/24/27 ..... 3,869 3,862
L2500467.UP.FTS.B, 25.44%, 1/24/27 ..... 1,686 1,683
L2500104.UP.FTS.B, 25.5%, 1/24/27 ..... 3,457 3,442
FW2498469.UP.FTS.B, 25.85%, 1/24/27 ... 992 990
FW2488788.UP.FTS.B, 25.89%, 1/24/27 ... 15,000 15,125
L2497190.UP.FTS.B, 26.04%, 1/24/27 ..... 2,877 2,873
FW2497955.UP.FTS.B, 26.15%, 1/24/27 ... 12,898 12,876
L2500357.UP.FTS.B, 26.3%, 1/24/27 ..... 9,228 9,212
FW2498761.UP.FTS.B, 26.35%, 1/24/27 ... 6,946 6,934
FW2498010.UP.FTS.B, 26.65%, 1/24/27 ... 22,724 22,685
FW2498744.UP.FTS.B, 26.78%, 1/24/27 ... 9,923 9,906
FW2497770.UP.FTS.B, 26.8%, 1/24/27 .... 7,443 7,430
FW2499122.UP.FTS.B, 26.89%, 1/24/27 ... 2,159 2,150
FW2499816.UP.FTS.B, 27.03%, 1/24/27 ... 5,400 5,389
FW2498266.UP.FTS.B, 27.06%, 1/24/27 ... 3,968 3,949
FW2498012.UP.FTS.B, 27.23%, 1/24/27 ... 5,855 5,845
FW2499127.UP.FTS.B, 27.37%, 1/24/27 ... 4,962 4,954
FW2499103.UP.FTS.B, 27.5%, 1/24/27 .... 2,978 2,972
FW2499219.UP.FTS.B, 27.58%, 1/24/27 ... 15,881 15,853
FW2497665.UP.FTS.B, 27.6%, 1/24/27 .... 15,851 15,800
FW2500434.UP.FTS.B, 27.81%, 1/24/27 ... 993 991
L2497724.UP.FTS.B, 27.87%, 1/24/27 ..... 5,162 5,155
FW2497801.UP.FTS.B, 28.11%, 1/24/27 ... 7,000 6,986
FW2498723.UP.FTS.B, 28.14%, 1/24/27 ... 1,985 1,982
FW2497947.UP.FTS.B, 28.25%, 1/24/27 ... 37,822 37,758
FW2499989.UP.FTS.B, 28.3%, 1/24/27 .... 8,537 8,523
L2498023.UP.FTS.B, 28.37%, 1/24/27 ..... 4,467 4,460
FW2497725.UP.FTS.B, 28.51%, 1/24/27 ... 1,191 1,189
FW2463420.UP.FTS.B, 28.55%, 1/24/27 ... 969 965
FW2499482.UP.FTS.B, 28.65%, 1/24/27 ... 16,282 16,254
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2498534.UP.FTS.B, 28.67%, 1/24/27 ... $ 1,787 $ 1,784
FW2497321.UP.FTS.B, 29.03%, 1/24/27 ... 16,000 15,967
FW2499635.UP.FTS.B, 29.22%, 1/24/27 ... 1,800 1,815
FW2498212.UP.FTS.B, 29.42%, 1/24/27 ... 1,291 1,289
FW2499784.UP.FTS.B, 29.61%, 1/24/27 ... 8,441 8,427
FW2500060.UP.FTS.B, 29.62%, 1/24/27 ... 4,171 4,164
FW2498768.UP.FTS.B, 30.06%, 1/24/27 ... 1,490 1,487
FW2499719.UP.FTS.B, 30.29%, 1/24/27 ... 1,490 1,487
FW2498295.UP.FTS.B, 30.4%, 1/24/27 .... 993 992
FW2497607.UP.FTS.B, 30.5%, 1/24/27 .... 5,000 5,040
FW2497688.UP.FTS.B, 30.73%, 1/24/27 ... 1,291 1,284
FW2499403.UP.FTS.B, 30.76%, 1/24/27 ... 2,781 2,777
FW2500502.UP.FTS.B, 30.77%, 1/24/27 ... 4,967 4,958
FW2498079.UP.FTS.B, 30.78%, 1/24/27 ... 2,980 2,975
FW2500185.UP.FTS.B, 30.96%, 1/24/27 ... 7,000 7,056
FW2497794.UP.FTS.B, 30.97%, 1/24/27 ... 7,152 7,140
FW2487975.UP.FTS.B, 31.06%, 1/24/27 ... 1,482 1,477
FW2500554.UP.FTS.B, 31.1%, 1/24/27 .... 1,093 1,091
FW2499034.UP.FTS.B, 31.11%, 1/24/27 ... 2,285 2,281
FW2498894.UP.FTS.B, 31.13%, 1/24/27 ... 3,576 3,570
FW2498599.UP.FTS.B, 31.15%, 1/24/27 ... 4,900 4,890
FW2499865.UP.FTS.B, 31.15%, 1/24/27 ... 1,788 1,785
FW2498990.UP.FTS.B, 31.17%, 1/24/27 ... 1,987 1,983
FW2498394.UP.FTS.B, 31.2%, 1/24/27 .... 5,066 5,058
FW2498422.UP.FTS.B, 31.2%, 1/24/27 .... 993 992
FW2498197.UP.FTS.B, 31.21%, 1/24/27 ... 1,291 1,289
FW2500316.UP.FTS.B, 31.21%, 1/24/27 ... 8,146 8,132
FW2500195.UP.FTS.B, 31.23%, 1/24/27 ... 4,272 4,265
FW2497583.UP.FTS.B, 31.24%, 1/24/27 ... 7,367 7,338
FW2497836.UP.FTS.B, 31.41%, 1/24/27 ... 6,358 6,348
FW2497608.UP.FTS.B, 31.43%, 1/24/27 ... 1,689 1,686
FW2499098.UP.FTS.B, 31.57%, 1/24/27 ... 29,209 29,171
FW2499925.UP.FTS.B, 31.73%, 1/24/27 ... 1,850 1,841
FW2499694.UP.FTS.B, 31.9%, 1/24/27 .... 2,482 2,474
FW2500567.UP.FTS.B, 33.54%, 1/24/27 ... 2,286 2,282
FW2497327.UP.FTS.B, 33.75%, 1/24/27 ... 1,889 1,885
FW2498111.UP.FTS.B, 34.75%, 1/24/27 ... 8,800 8,867
FW2502639.UP.FTS.B, 4.89%, 1/25/27 .... 13,286 13,277
L2471085.UP.FTS.B, 5.17%, 1/25/27 ..... 4,927 4,926
L2502859.UP.FTS.B, 5.46%, 1/25/27 ..... 49,278 49,270
L2443263.UP.FTS.B, 6.66%, 1/25/27 ..... 8,381 8,380
L2503357.UP.FTS.B, 6.69%, 1/25/27 ..... 11,774 11,754
L2472114.UP.FTS.B, 7.63%, 1/25/27 ...... 19,723 19,711
L2501608.UP.FTS.B, 7.8%, 1/25/27 ...... 19,729 19,726
L2501651.UP.FTS.B, 8.03%, 1/25/27 ..... 8,000 7,998
L2501547.UP.FTS.B, 8.21%, 1/25/27 ..... 5,920 5,918
L2502319.UP.FTS.B, 8.49%, 1/25/27 ..... 39,440 39,388
L2501796.UP.FTS.B, 9.36%, 1/25/27 ..... 15,397 15,392
L2502134.UP.FTS.B, 9.38%, 1/25/27 ..... 31,453 31,409
L2502374.UP.FTS.B, 9.72%, 1/25/27 ..... 8,391 8,388
L2502174.UP.FTS.B, 9.86%, 1/25/27 ..... 16,782 16,772
L2500014.UP.FTS.B, 10.79%, 1/25/27 ..... 11,765 11,748
L2501070.UP.FTS.B, 10.94%, 1/25/27 ..... 7,407 7,403
L2501446.UP.FTS.B, 11.34%, 1/25/27 ..... 2,963 2,962
FW2498378.UP.FTS.B, 11.81%, 1/25/27 ... 29,636 29,620
L2502791.UP.FTS.B, 11.84%, 1/25/27 ..... 9,367 9,343
L2501198.UP.FTS.B, 12.05%, 1/25/27 ..... 12,350 12,343
L2500626.UP.FTS.B, 12.15%, 1/25/27 ..... 5,219 5,207

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2500585.UP.FTS.B, 12.23%, 1/25/27 ..... $ 39,521 $ 39,499
L2502704.UP.FTS.B, 12.53%, 1/25/27 ..... 3,500 3,513
L2502644.UP.FTS.B, 12.76%, 1/25/27 ..... 9,882 9,877
FW2502179.UP.FTS.B, 12.78%, 1/25/27 ... 1,976 1,975
L2501977.UP.FTS.B, 12.89%, 1/25/27 ..... 39,403 39,314
L2500795.UP.FTS.B, 13.1%, 1/25/27 ..... 10,000 10,038
L2502535.UP.FTS.B, 13.13%, 1/25/27 ..... 49,282 49,172
FW2503315.UP.FTS.B, 13.41%, 1/25/27 ... 22,734 22,721
L2502247.UP.FTS.B, 13.43%, 1/25/27 ..... 3,954 3,952
L2498668.UP.FTS.B, 13.66%, 1/25/27 ..... 42,000 42,169
L2503471.UP.FTS.B, 13.93%, 1/25/27 ..... 4,943 4,940
L2501320.UP.FTS.B, 14.1%, 1/25/27 ..... 9,652 9,627
L2501470.UP.FTS.B, 14.16%, 1/25/27 ..... 15,000 14,992
L2500808.UP.FTS.B, 14.3%, 1/25/27 ..... 7,317 7,313
FW2502376.UP.FTS.B, 14.43%, 1/25/27 ... 14,831 14,823
L2501981.UP.FTS.B, 14.61%, 1/25/27 ..... 3,955 3,953
L2500633.UP.FTS.B, 14.62%, 1/25/27 ..... 4,521 4,510
L2501146.UP.FTS.B, 14.73%, 1/25/27 ..... 44,499 44,474
L2501876.UP.FTS.B, 14.91%, 1/25/27 ..... 3,956 3,954
L2501622.UP.FTS.B, 14.98%, 1/25/27 ..... 7,912 7,907
L2503197.UP.FTS.B, 15.28%, 1/25/27 ..... 14,836 14,828
L2501020.UP.FTS.B, 15.56%, 1/25/27 ..... 1,666 1,662
L2503422.UP.FTS.B, 15.86%, 1/25/27 ..... 2,465 2,460
L2501591.UP.FTS.B, 16.26%, 1/25/27 ..... 16,690 16,631
FW2502838.UP.FTS.B, 16.27%, 1/25/27 ... 39,574 39,537
FW2500763.UP.FTS.B, 16.29%, 1/25/27 ... 4,254 4,250
FW2501405.UP.FTS.B, 16.74%, 1/25/27 ... 4,750 4,745
L2503404.UP.FTS.B, 16.88%, 1/25/27 ..... 8,806 8,773
L2499095.UP.FTS.B, 16.97%, 1/25/27 ..... 2,969 2,966
L2500943.UP.FTS.B, 17.28%, 1/25/27 ..... 8,016 8,009
FW2502154.UP.FTS.B, 17.3%, 1/25/27 .... 24,948 24,928
L2503121.UP.FTS.B, 17.35%, 1/25/27 ..... 12,330 12,288
FW2502260.UP.FTS.B, 17.52%, 1/25/27 ... 6,928 6,922
L2501997.UP.FTS.B, 17.77%, 1/25/27 ..... 4,949 4,945
FW2501148.UP.FTS.B, 17.78%, 1/25/27 ... 1,970 1,963
FW2501125.UP.FTS.B, 17.82%, 1/25/27 ... 1,485 1,483
L2502739.UP.FTS.B, 18.1%, 1/25/27 ..... 6,435 6,429
FW2501171.UP.FTS.B, 18.13%, 1/25/27 ... 5,426 5,403
L2501056.UP.FTS.B, 18.4%, 1/25/27 ..... 20,716 20,630
L2503099.UP.FTS.B, 18.87%, 1/25/27 ..... 11,882 11,868
L2502439.UP.FTS.B, 18.98%, 1/25/27 ..... 6,884 6,854
L2495525.UP.FTS.B, 19.03%, 1/25/27 ..... 6,895 6,866
L2501884.UP.FTS.B, 19.04%, 1/25/27 ..... 9,902 9,891
L2502391.UP.FTS.B, 19.43%, 1/25/27 ..... 14,462 14,407
L2502757.UP.FTS.B, 19.68%, 1/25/27 ..... 14,856 14,843
L2500727.UP.FTS.B, 19.88%, 1/25/27 ..... 8,023 8,014
FW2501374.UP.FTS.B, 20.06%, 1/25/27 ... 9,905 9,894
FW2501295.UP.FTS.B, 20.14%, 1/25/27 ... 991 989
L2499889.UP.FTS.B, 20.18%, 1/25/27 ..... 23,680 23,582
FW2500961.UP.FTS.B, 20.28%, 1/25/27 ... 6,934 6,924
L2502301.UP.FTS.B, 20.37%, 1/25/27 ..... 9,906 9,895
L2503073.UP.FTS.B, 21.17%, 1/25/27 ..... 11,295 11,279
L2500557.UP.FTS.B, 21.25%, 1/25/27 ..... 14,863 14,846
FW2501561.UP.FTS.B, 21.33%, 1/25/27 ... 6,000 6,054
L2503424.UP.FTS.B, 21.51%, 1/25/27 ..... 9,711 9,700
L2501728.UP.FTS.B, 21.52%, 1/25/27 ..... 4,955 4,949
FW2502473.UP.FTS.B, 21.58%, 1/25/27 ... 5,946 5,937
L2500163.UP.FTS.B, 21.71%, 1/25/27 ..... 14,865 14,848
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2502058.UP.FTS.B, 21.83%, 1/25/27 ..... $ 10,000 $ 9,985
L2500694.UP.FTS.B, 22.07%, 1/25/27 ..... 5,299 5,278
FW2497118.UP.FTS.B, 22.54%, 1/25/27 ... 15,839 15,782
L2501498.UP.FTS.B, 22.59%, 1/25/27 ..... 5,947 5,939
L2496481.UP.FTS.B, 22.63%, 1/25/27 ..... 19,726 19,642
L2500977.UP.FTS.B, 22.64%, 1/25/27 ..... 6,939 6,929
L2501262.UP.FTS.B, 23.23%, 1/25/27 ..... 1,685 1,683
L2449123.UP.FTS.B, 23.47%, 1/25/27 ..... 6,940 6,930
L2502224.UP.FTS.B, 23.55%, 1/25/27 ..... 9,331 9,282
FW2500954.UP.FTS.B, 23.81%, 1/25/27 ... 7,933 7,921
FW2502037.UP.FTS.B, 23.81%, 1/25/27 ... 3,966 3,961
L2502763.UP.FTS.B, 23.93%, 1/25/27 ..... 4,165 4,159
L2502792.UP.FTS.B, 24.01%, 1/25/27 ..... 5,355 5,347
L2502008.UP.FTS.B, 24.08%, 1/25/27 ..... 40,000 39,939
L2503278.UP.FTS.B, 24.32%, 1/25/27 ..... 9,904 9,875
L2502481.UP.FTS.B, 24.46%, 1/25/27 ..... 9,917 9,904
FW2503468.UP.FTS.B, 24.6%, 1/25/27 .... 3,363 3,353
FW2503375.UP.FTS.B, 24.71%, 1/25/27 ... 2,974 2,971
FW2503209.UP.FTS.B, 25.12%, 1/25/27 ... 6,862 6,837
L2500827.UP.FTS.B, 25.15%, 1/25/27 ..... 2,777 2,774
L2502899.UP.FTS.B, 25.17%, 1/25/27 ..... 1,189 1,189
L2502326.UP.FTS.B, 25.22%, 1/25/27 ..... 2,281 2,278
L2500638.UP.FTS.B, 25.31%, 1/25/27 ..... 992 991
L2502753.UP.FTS.B, 25.33%, 1/25/27 ..... 3,274 3,269
L2497155.UP.FTS.B, 25.35%, 1/25/27 ..... 1,190 1,189
L2501249.UP.FTS.B, 25.35%, 1/25/27 ..... 1,190 1,189
L2501592.UP.FTS.B, 25.36%, 1/25/27 ..... 1,185 1,181
L2500577.UP.FTS.B, 25.4%, 1/25/27 ..... 1,488 1,486
L2503342.UP.FTS.B, 25.48%, 1/25/27 ..... 6,349 6,340
L2500860.UP.FTS.B, 25.49%, 1/25/27 ..... 1,379 1,375
L2502978.UP.FTS.B, 25.49%, 1/25/27 ..... 3,670 3,665
L2501610.UP.FTS.B, 25.67%, 1/25/27 ..... 3,274 3,269
L2502912.UP.FTS.B, 25.69%, 1/25/27 ..... 20,562 20,500
L2502995.UP.FTS.B, 25.82%, 1/25/27 ..... 3,274 3,269
FW2501208.UP.FTS.B, 25.83%, 1/25/27 ... 19,346 19,319
L2500786.UP.FTS.B, 26.35%, 1/25/27 ..... 2,778 2,775
FW2503491.UP.FTS.B, 26.41%, 1/25/27 ... 2,179 2,173
FW2501330.UP.FTS.B, 26.47%, 1/25/27 ... 5,457 5,450
FW2502187.UP.FTS.B, 26.63%, 1/25/27 ... 4,962 4,955
FW2501336.UP.FTS.B, 26.71%, 1/25/27 ... 2,355 2,343
FW2501018.UP.FTS.B, 26.83%, 1/25/27 ... 23,816 23,784
FW2503082.UP.FTS.B, 26.84%, 1/25/27 ... 2,481 2,478
FW2502725.UP.FTS.B, 26.94%, 1/25/27 ... 4,565 4,559
FW2499783.UP.FTS.B, 27.06%, 1/25/27 ... 9,924 9,911
FW2501263.UP.FTS.B, 27.2%, 1/25/27 .... 992 991
FW2501053.UP.FTS.B, 27.35%, 1/25/27 ... 8,039 8,028
L2500579.UP.FTS.B, 27.35%, 1/25/27 ..... 13,696 13,678
FW2502455.UP.FTS.B, 27.61%, 1/25/27 ... 7,940 7,930
FW2474863.UP.FTS.B, 27.63%, 1/25/27 ... 3,300 3,295
FW2501136.UP.FTS.B, 27.66%, 1/25/27 ... 4,566 4,560
FW2502652.UP.FTS.B, 27.68%, 1/25/27 ... 4,864 4,857
FW2502827.UP.FTS.B, 27.68%, 1/25/27 ... 1,582 1,577
FW2503169.UP.FTS.B, 27.77%, 1/25/27 ... 993 991
FW2500974.UP.FTS.B, 28.31%, 1/25/27 ... 2,085 2,082
FW2501180.UP.FTS.B, 28.56%, 1/25/27 ... 2,978 2,974
FW2500797.UP.FTS.B, 28.58%, 1/25/27 ... 1,971 1,965
FW2503337.UP.FTS.B, 28.86%, 1/25/27 ... 16,779 16,757
FW2503221.UP.FTS.B, 29%, 1/25/27 ..... 24,822 24,789

Franklin Universal Trust
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2502849.UP.FTS.B, 29.19%, 1/25/27 ... $ 1,489 $ 1,487
FW2501588.UP.FTS.B, 29.29%, 1/25/27 ... 1,986 1,983
FW2503423.UP.FTS.B, 29.77%, 1/25/27 ... 11,317 11,269
FW2501815.UP.FTS.B, 29.99%, 1/25/27 ... 6,952 6,943
FW2502338.UP.FTS.B, 30.04%, 1/25/27 ... 5,065 5,058
FW2500628.UP.FTS.B, 30.26%, 1/25/27 ... 993 992
FW2501186.UP.FTS.B, 30.62%, 1/25/27 ... 5,513 5,494
FW2501594.UP.FTS.B, 30.71%, 1/25/27 ... 1,181 1,178
FW2501203.UP.FTS.B, 30.73%, 1/25/27 ... 1,391 1,389
FW2501729.UP.FTS.B, 30.83%, 1/25/27 ... 1,093 1,091
FW2498257.UP.FTS.B, 30.89%, 1/25/27 ... 1,093 1,091
FW2501656.UP.FTS.B, 30.91%, 1/25/27 ... 993 992
FW2502055.UP.FTS.B, 30.95%, 1/25/27 ... 3,278 3,274
FW2502622.UP.FTS.B, 30.97%, 1/25/27 ... 2,483 2,480
FW2502676.UP.FTS.B, 31.01%, 1/25/27 ... 3,675 3,671
FW2503502.UP.FTS.B, 31.01%, 1/25/27 ... 2,583 2,579
FW2502222.UP.FTS.B, 31.02%, 1/25/27 ... 1,284 1,280
FW2501430.UP.FTS.B, 31.03%, 1/25/27 ... 1,788 1,786
FW2502879.UP.FTS.B, 31.04%, 1/25/27 ... 28,808 28,770
FW2502592.UP.FTS.B, 31.05%, 1/25/27 ... 15,099 15,080
FW2502647.UP.FTS.B, 31.05%, 1/25/27 ... 8,742 8,730
FW2502834.UP.FTS.B, 31.11%, 1/25/27 ... 2,682 2,679
FW2500670.UP.FTS.B, 31.13%, 1/25/27 ... 1,093 1,091
FW2502954.UP.FTS.B, 31.14%, 1/25/27 ... 5,265 5,258
FW2500473.UP.FTS.B, 31.15%, 1/25/27 ... 2,900 2,895
FW2496750.UP.FTS.B, 31.16%, 1/25/27 ... 1,262 1,255
FW2499746.UP.FTS.B, 31.16%, 1/25/27 ... 3,576 3,572
FW2500654.UP.FTS.B, 31.21%, 1/25/27 ... 987 984
FW2503208.UP.FTS.B, 31.21%, 1/25/27 ... 2,583 2,580
FW2497199.UP.FTS.B, 31.22%, 1/25/27 ... 1,887 1,885
FW2497987.UP.FTS.B, 31.34%, 1/25/27 ... 6,259 6,251
FW2501378.UP.FTS.B, 31.34%, 1/25/27 ... 3,902 3,886
FW2500430.UP.FTS.B, 31.41%, 1/25/27 ... 1,788 1,786
FW2502423.UP.FTS.B, 32.98%, 1/25/27 ... 1,491 1,489
FW2502276.UP.FTS.B, 33.54%, 1/25/27 ... 4,970 4,963
FW2502962.UP.FTS.B, 34.08%, 1/25/27 ... 2,783 2,780
L1729858.UP.FTS.B, 25.05%, 2/17/27 ..... 19,144 18,995
L1901406.UP.FTS.B, 27.3%, 10/22/28 ..... 5,118 5,096
L2475583.UP.FTS.B, 20.34%, 1/25/29 ..... 1,391 1,385
10,207,954
Total Marketplace Loans (Cost $24,089,808) ......
23,555,680

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $220,857,443
Cost - Non-controlled affiliates (Note 4 c ) ........................................................ 4,146,676
Value - Unaffiliated issuers .................................................................. $268,686,153
Value - Non-controlled affiliates (Note 4 c ) ....................................................... 4,146,676
Cash .................................................................................... 4,955,414
Receivables:
Investment securities sold ................................................................... 751,024
Dividends and interest ..................................................................... 2,967,495
Total assets .......................................................................... 281,506,762
Liabilities:
Payables:
Investment securities purchased .............................................................. 96,249
Management fees ......................................................................... 175,077
Trustees' fees and expenses ................................................................. 3,886
Accrued interest (Note 3 ) ................................................................... 1,166,304
Senior fixed rate Notes, at par value of $65,000,000 less unamortized Note issuance costs of $37,505 (Note 3 ) .... 64,962,495
Accrued expenses and other liabilities ........................................................... 175,754
Total liabilities ......................................................................... 66,579,765
Net assets, at value ................................................................. $214,926,997
Net assets consist of:
Paid-in capital ............................................................................. $164,229,882
Total distributable earnings (losses) ............................................................. 50,697,115
Net assets, at value ................................................................. $214,926,997
Shares outstanding ......................................................................... 25,131,894
Net asset value per share .................................................................... $8.55

Franklin Universal Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $30,584)
Unaffiliated issuers ........................................................................ $1,596,985
Non-controlled affiliates (Note 4 c ) ............................................................. 250
Interest:
Unaffiliated issuers ........................................................................ 5,989,764
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,793
Non-controlled affiliates (Note 4 c ) ............................................................. 13
Total investment income ................................................................... 7,589,805
Expenses:
Management fees (Note 4 a ) ................................................................... 1,068,768
Transfer agent fees ......................................................................... 47,658
Custodian fees (Note 5 ) ...................................................................... 800
Reports to shareholders fees .................................................................. 15,637
Professional fees ........................................................................... 112,918
Trustees' fees and expenses .................................................................. 2,363
Amortization of note issuance costs (Note 3 ) ...................................................... 16,919
Marketplace lending fees (Note 1d) ............................................................. 130,809
Interest expense (Note 3 ) ..................................................................... 1,260,305
Other .................................................................................... 64,696
Total expenses ......................................................................... 2,720,873
Expense reductions (Note 5 ) ............................................................... (17)
Expenses waived/paid by affiliates (Note 4c) ................................................... (2,897)
Net expenses ......................................................................... 2,717,959
Net investment income ................................................................ 4,871,846
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,472,321
Foreign currency transactions ................................................................ (865)
Net realized gain (loss) .................................................................. 3,471,456
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (10,268,609)
Translation of other assets and liabilities denominated in foreign currencies .............................. 261
Net change in unrealized appreciation (depreciation) ............................................ (10,268,348)
Net realized and unrealized gain (loss) ............................................................ (6,796,892)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,925,046)

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Universal Trust
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,871,846 $9,479,293
Net realized gain (loss) ................................................. 3,471,456 3,849,343
Net change in unrealized appreciation (depreciation) ........................... (10,268,348) 17,529,265
Net increase (decrease) in net assets resulting from operations ................ (1,925,046) 30,857,901
Distributions to shareholders .............................................. (7,393,803) (10,706,188)
Net increase (decrease) in net assets ................................... (9,318,849) 20,151,713
Net assets:
Beginning of period ..................................................... 224,245,846 204,094,133
End of period .......................................................... $214,926,997 $224,245,846

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the six months ended February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 7,620,505
Operating expenses paid ..................................................................... (1,514,610)
Interest expense paid ........................................................................ (1,270,750)
Cash collateral returned for securities loaned ...................................................... (58,148)
Realized (loss) on foreign currency transactions .................................................... (865)
Purchases of long-term investments ............................................................. (46,995,442)
Sales and maturities of long-term investments ..................................................... 51,631,857
Net sales of short-term investments ............................................................. 2,587,300
Cash provided - operating activities .......................................................... 11,999,847
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (8,461,908)
Cash used - financing activities ............................................................. (8,461,908)
Net increase (decrease) in cash ................................................................. 3,537,939
Cash at beginning of period ..................................................................... 1,417,475
Cash at end of period ......................................................................... $4,955,414
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the period ended February 28, 2022
Net increase (decrease) in net assets resulting from operating activities .................................... $ (1,925,046)
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (56,101)
Amortization of Note issuance costs .......................................................... 16,919
Reinvested dividends from non-controlled affiliates ............................................... (250)
Interest received in the form of securities ...................................................... (27,323)
Decrease in dividends and interest receivable and other assets ..................................... 141,958
Decrease in interest payable ............................................................... (10,445)
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (73,875)
Decrease in payable for investments purchased ................................................. (203,751)
Increase in receivable for investments sold ..................................................... (535,774)
Decrease in collateral for securities loaned ..................................................... (58,148)
Decrease in cost of investments ............................................................. 4,463,335
De crease in unrealized appreciation on investments. ............................................. 10,268,348
Net cash provided by operating activities ........................................................... $11,999,847

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier.  Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
February 28, 2022, the Fund had no securities on loan.
d. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Marketplace Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized ($0.01 par value). During the periods ended
February 28, 2022 and August 31, 2021 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the periods ended February 28, 2022 and August 31,
2021, there were no shares repurchased.
3. Senior Fixed Rate Notes
On August 28, 2018, the Fund issued $65 million principal amount of a new class of five-year senior fixed rate notes (Notes).
The Notes bear interest, payable semi-annually, at a rate of 3.91% per year, to maturity on September 15, 2023. The Notes are general unsecured obligations of the Fund and rank senior to trust shares and all existing or future unsecured indebtedness of the Fund. For the period ended February 28, 2022, total interest paid by the Fund on the Notes was $1,270,750. The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes Agreement, and is required under the 1940 Act to maintain asset coverage for the Notes of at least
300%. The Fund has met these requirements during the period ended February 28, 2022. The issuance costs of $114,819 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Notes. For the period ended
February 28, 2022, the Fund amortized $16,919 of Notes issuance costs. Subject to certain restrictions and make whole premiums, the Fund may prepay the Notes at any time. At February 28, 2022, if the Notes were fully prepaid, the make whole premium related to the current balance of the Notes would have been approximately $2,044,735.
The Fund employs an income-based approach to determine the fair value of the Notes, which uses the Notes’ current credit rating, remaining time to maturity, stated coupon rates, the current yield of a comparable asset, and a liquidity premium. At
February 28, 2022, the estimated fair value of the Notes was approximately $66,710,000. The inputs used in determining the fair value of the Notes represent Level 3 in the fair value hierarchy. See Note 12 regarding fair value measurements for additional information about fair value hierarchy and Level 3 inputs.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays an investment management fee, computed weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Notes.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2022, the Fund held investments in affiliated management investment companies as follows:
5. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2022, the custodian fees were reduced as noted in the Statement of Operations.
6. Income Taxes
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 6,675,578 $ 38,109,587 $ (40,638,489) $ — $ — $ 4,146,676 4,146,676 $ 250
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $46,000 $5,582,000 $(5,628,000) $— $— $— — $13
Total Affiliated Securities ... $6,721,578 $43,691,587 $(46,266,489) $— $— $4,146,676 $263
4. Transactions with Affiliates
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment s of paydown losses and bond discounts and premiums .
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$46,791,691 and $52,059,125, respectively.
8. Credit Risk and Defaulted Securities
At February 28, 2022, the Fund had 60.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2022, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Cost of investments .......................................................................... $225,244,291
Unrealized appreciation ........................................................................ $84,015,394
Unrealized depreciation ........................................................................ (36,426,856)
Net unrealized appreciation (depreciation) .......................................................... $47,588,538
6. Income Taxes
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At February 28, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
5,042 Riviera Resources Inc ........................ 8/08/18 $ 46,134 $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $46,134 $—
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 48,499,118 $ — $ — $ 48,499,118
Machinery ............................ — 532,486 — 532,486
Metals & Mining ....................... 5,656,218 — — 5,656,218
Multi-Utilities .......................... 34,626,270 — — 34,626,270
Oil, Gas & Consumable Fuels ............. 3,495,099 — —
a
3,495,099
Preferred Stocks ........................ 605,550 — — 605,550
Warrants :
Oil, Gas & Consumable Fuels ............. 62,464 — 3,037 65,501
Paper & Forest Products ................. — 1,518 — 1,518
Convertible Bonds ....................... — 20,116 — 20,116
Corporate Bonds :
Airlines .............................. — 1,841,240 — 1,841,240
Auto Components ...................... — 5,548,038 — 5,548,038
Automobiles .......................... — 1,250,418 — 1,250,418
Banks ............................... — 925,988 — 925,988
Beverages ........................... — 652,788 — 652,788
Biotechnology ......................... — 806,540 — 806,540
Building Products ...................... — 2,476,322 — 2,476,322
Capital Markets ........................ — 293,060 — 293,060
Chemicals ........................... — 8,801,977 — 8,801,977
Commercial Services & Supplies ........... — 3,967,084 — 3,967,084
Communications Equipment .............. — 1,512,000 — 1,512,000
11. Restricted Securities
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Construction & Engineering ............... $ — $ 2,812,005 $ — $ 2,812,005
Consumer Finance ..................... — 1,157,238 — 1,157,238
Containers & Packaging ................. — 6,813,975 — 6,813,975
Distributors ........................... — 298,544 — 298,544
Diversified Consumer Services ............ — 802,000 — 802,000
Diversified Financial Services ............. — 2,512,203 — 2,512,203
Diversified Telecommunication Services ..... — 7,255,972 — 7,255,972
Electric Utilities ........................ — 1,413,478 — 1,413,478
Electrical Equipment .................... — 1,696,839 — 1,696,839
Electronic Equipment, Instruments &
Components ........................ — 462,097 — 462,097
Energy Equipment & Services ............. — 3,648,993 — 3,648,993
Entertainment ......................... — 2,203,995 — 2,203,995
Equity Real Estate Investment Trusts (REITs) . — 2,914,920 — 2,914,920
Food Products ........................ — 1,926,775 — 1,926,775
Health Care Equipment & Supplies ......... — 1,044,508 — 1,044,508
Health Care Providers & Services .......... — 3,407,932 — 3,407,932
Hotels, Restaurants & Leisure ............. — 10,432,334 540 10,432,874
Household Durables .................... — 2,269,732 — 2,269,732
Independent Power and Renewable Electricity
Producers .......................... — 6,447,387 — 6,447,387
Insurance ............................ — 782,904 — 782,904
Internet & Direct Marketing Retail .......... — 186,804 — 186,804
IT Services ........................... — 3,835,068 — 3,835,068
Life Sciences Tools & Services ............ — 192,538 — 192,538
Machinery ............................ — 3,376,746 — 3,376,746
Media ............................... — 7,765,806 — 7,765,806
Metals & Mining ....................... — 2,458,135 — 2,458,135
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 904,220 — 904,220
Oil, Gas & Consumable Fuels ............. — 18,115,029 — 18,115,029
Paper & Forest Products ................. — 380,384 — 380,384
Pharmaceuticals ....................... — 6,909,013 — 6,909,013
Real Estate Management & Development .... — 882,874 — 882,874
Road & Rail .......................... — 1,333,471 — 1,333,471
Software ............................. — 2,879,842 — 2,879,842
Specialty Retail ........................ — 3,973,827 — 3,973,827
Textiles, Apparel & Luxury Goods .......... — 1,298,148 — 1,298,148
Thrifts & Mortgage Finance ............... — 1,434,039 — 1,434,039
Trading Companies & Distributors .......... — 992,207 — 992,207
Wireless Telecommunication Services ....... — 3,093,172 — 3,093,172
Marketplace Loans ...................... — — 23,555,680 23,555,680
Asset-Backed Securities .................. — 3,213,073 — 3,213,073
Escrows and Litigation Trusts ............... — 24,375 — 24,375
Short Term Investments ................... 4,146,676 — — 4,146,676
Total Investments in Securities ........... $97,091,395 $152,182,177 $23,559,257 $272,832,829
a
Includes securities determined to have no value at February 28, 2022.
12. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable
Fuels .......... $ 1,302 $ — $ — $ — $ — $ — $ — $ (1,302) $ —
d
$ (1,302)
Warrants :
Oil, Gas & Consumable
Fuels .......... 125 — — — — — — 2,912 3,037 2,912
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... — — — 540 — — — — 540 —
Oil, Gas & Consumable
Fuels .......... 1,624,844 53,039 (1,784,152) — — — 159,555 (53,286) — —
Marketplace Loans :
Diversified Financial
Services ........ 3,297,986 22,683,400 (2,040,713) — — — (43,462) (341,531) 23,555,680 (274,489)
Total Investments in
Securities ............ $4,924,257 $22,736,439 $(3,824,865) $540 $— $— $116,093 $(393,207) $23,559,257 $(272,879)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or other significant observable valuation inputs.
d
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services
...
$23,472,270 Discounted cash flow Loss-adjusted
discount rate
2.2%-11.0%
(8.0%)
Decrease
c
Projected loss rate 14.6%-18.7%
(16.7%)
Decrease
c
All Other Investments
..........
86,987
d,e
Total $23,559,257
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
12. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. Subsequent Events
The Fund has evaluated subsequent even ts through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at February 28, 2022 .
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
PIK Payment-In-Kind
12. Fair Value Measurements
(continued)

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board previously authorized the Fund to
repurchase up to 10% of the Fund’s outstanding shares in
open-market transactions, at the discretion of management.
This authorization remains in effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the investment manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.

Franklin Universal Trust
Annual Meeting of Shareholders

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Semiannual Report
The 2022 Annual Shareholders’ Meeting (Meeting) for Franklin Universal Trust (Fund) was held on March 10, 2022.
At the Meeting, shareholders elected all of the Fund’s nominees for the Board of Trustees (Board). The results of the voting were as follows:
Trustees Shares For
Shares
Withheld
Gregory E. Johnson 17,454,622 377,367
J. Michael Luttig 12,982,310 4,849,679
Valerie M. Williams 17,526,440 305,549

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street
Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to American Stock Transfer & Trust Company, LLC and sent to American Stock
Transfer & Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN UNIVERSAL TRUST
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of the Legg Mason family of funds into the
Franklin Templeton (FT) family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end high yield funds. The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below the median and
in the fifth quintile (worst) of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median
of its Performance Universe, but for the one-year period
was 0.71% below the median of its Performance Universe.
The Board further noted that the Fund’s annualized income
return for each of the one-, three-, five- and 10-year periods, while below the median, was 5.37%, 4.99%, 4.96% and
5.59%, respectively. The Board concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 10
other high yield (leveraged) funds. The Board noted that
the Management Rate for the Fund was below the median
of its Expense Group. The Board also noted that the annual
total expense ratio for the Fund was above the median of
its Expense Group. The Board inquired about the above
median annual total expense ratio for the Fund and noted
management’s explanation that the expense ratio reflected
investment-related expenses that were higher than those
of other funds in the Expense Group due to the interest
the Fund pays on its five-year senior fixed rate notes. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Semiannual Report
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT S 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
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Semiannual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are: Mary C. Choksi, J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES
Franklin Advisers, Inc. (hereinafter the "Investment Manager") has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.
The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
*
Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).
HOW THE INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon the Investment Manager's instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Manager's ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the investment manager’s evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service
Certain of the Investment Manager’s clients’ accounts are separate accounts or funds (or a portion thereof) that follow a smart beta strategy, are passively managed to track a particular securities index, or employ a quantitative strategy. These accounts include certain client accounts managed by Franklin Templeton Investment Solutions (“FTIS”), a business unit of the Investment Manager that are managed systematically to either (i) track a specified securities index (including but not limited to exchange traded funds (“ETFs”)) or (ii) seek to achieve other stated investment objectives.
In the case of accounts managed to track an index, the primary criteria for determining whether a security should be included (or continue to be included) in an investment portfolio is whether such security is a representative component of the securities index that the account is seeking to track.  For other systematically-managed accounts that do not track a specific index, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines ( the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Manager takes the position that relationships between certain affiliates acquired as a result of the Legg Mason transaction that do not use the “Franklin Templeton” name (“Legg Mason Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and a Legg Mason Affiliate) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Manager operates as an independent business unit from the Legg Mason Affiliate business units, and (ii) informational barriers exist between the Investment Manager and the Legg Mason Affiliate business units. Franklin Templeton employees are under an obligation to bring any conflicts of interest, including conflicts of interest which may arise because of an attempt by a Legg Mason Affiliate business unit or officer or employee to influence proxy voting by the Investment Manager to the attention of Franklin Templeton’s Compliance.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Manager’s or an affiliate’s (other than a Legg Mason Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Manager or an affiliate (other than a Legg Mason Affiliate as described above) and an issuer may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in
situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates (other than Legg Mason Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers (other than Legg Mason Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the fund’s shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the Investment Manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the Investment Manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.
In addition, with respect to an open-ended collective investment scheme formed as a Société d'Investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.
Weight Given Management Recommendations
One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager's ultimate decision. Each issue is considered on its own merits, and the Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full- time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (x) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager's proxy policy:
1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.
2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group to maintain control over such materials.
3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward (or otherwise make available) this information to the appropriate research analyst for review and voting instructions.
4. In determining how to vote, the Investment Manager's analysts and relevant portfolio manager(s) will consider their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.
5. The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.
6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening. If the Proxy Group learns that an issuer has filed additional solicitation materials sufficiently prior to the submission deadline, the Proxy Group will disseminate this information to the Investment Manager so that the Investment Manager may consider this information and determine whether it is material to its voting decision.
7. The Proxy Group will make every effort to submit the Investment Manager's vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.
8. With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.
9. The Proxy Group prepares reports for each separate account client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.
10. If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.
11. The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.
12. The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each U.S.-registered fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC. The Proxy Group will work with legal staff in other jurisdictions, as needed, to help support required proxy voting disclosure in such markets.
13. The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.
14. The Proxy Group is subject to periodic review by Internal Audit and compliance groups.
15. The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.
16. The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.
17. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on materially accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.
18. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
19. At least annually, the Proxy Group will verify that:
a.    A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
b.    A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
c.    Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
d.    Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. For proprietary Australian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to
www.franklintempleton.com.au
 no later than September 30 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.
The ISS proxy voting guidelines can be found at:
https://www.issgovernance.com/policy-gateway/voting-policies/
.
The Glass Lewis proxy voting guidelines can be found at:
https://www.glasslewis.com/voting-policies-current/
.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the period ended February 28, 2022, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$3,337
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$531
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ -
Other fees not included above	$ -
Aggregate fees/compensation paid by the Fund for securities lending activities	$531
Net income from securities lending activities	$2,806

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

section19b

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________

Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022